UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2026

Item 1.	Reports to Stockholders

This report on Form N-CSR relates solely to the Registrant’s Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, and Fidelity MSCI Utilities Index ETF (the “Funds”):

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026

Fidelity® MSCI Communication Services Index ETF

Fidelity® MSCI Communication Services Index ETF : FCOM

Principal Listing Exchange: NYSE Arca, Inc.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Communication Services Index ETF	$8	0.08%

This annual shareholder report contains important information about Fidelity® MSCI Communication Services Index ETF for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve’s first interest-rate reductions since December 2024.

•   Against this backdrop, interactive media & services gained 19% and contributed most to the fund's performance for the fiscal year. Publishing stocks also helped, gaining 21%, while alternative carriers advanced 17%. Movies & entertainment (+1%) also contributed.

•   In contrast, interactive home entertainment returned about -25% and detracted most, followed by advertising, which returned roughly -36%. The wireless telecommunication services subindustry returned approximately -25%, and integrated telecommunication services (-3%) also hurt. Other detractors included the cable & satellite (-9%) and application software (-56%) subindustries.

•   Turning to individual stocks, the top contributor was Alphabet (+85%), from the interactive media & services subindustry. In movies & entertainment, Warner Bros Discovery (+98%) contributed. In integrated telecommunication services, Verizon Communications gained about 18% and contributed. In interactive home entertainment, Electronic Arts (+38%) helped. Lastly, EchoStar (+159%), a stock in the cable & satellite subindustry, also boosted the fund.

•   Conversely, the biggest detractor was Meta Platforms (-27%), from the interactive media & services subindustry. In interactive home entertainment, ROBLOX returned about -74% and hurt. Netflix (-41%), a stock in the movies & entertainment subindustry, detracted as well, as did Trade Desk (-81%), from the advertising subindustry. Lastly, T-Mobile US (-24%), from the wireless telecommunication services subindustry, also hurt the fund's performance.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026.

Initial investment of $10,000.

Table Summary
	$25,666 Fidelity® MSCI Communication Services Index ETF	$25,947 MSCI USA IMI Communication Services 25/50 Index	$40,742 S&P 500® Index
2016	$10,000	$10,000	$10,000
2017	$10,459	$10,483	$11,604
2018	$9,921	$9,943	$13,489
2019	$12,038	$12,081	$14,566
2020	$13,410	$13,475	$16,308
2021	$19,553	$19,665	$22,251
2022	$13,284	$13,371	$21,219
2023	$15,469	$15,585	$23,980
2024	$18,925	$19,087	$29,292
2025	$24,529	$24,762	$34,076
2026	$25,666	$25,947	$40,742

AVERAGE ANNUAL TOTAL RETURNS:

Table Summary
Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Communication Services Index ETF - NAV	4.63%	5.59%	9.88%
MSCI USA IMI Communication Services 25/50 Index	4.79%	5.70%	10.00%
S&P 500® Index	19.56%	12.86%	15.08%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2026)

Table Summary
FUND STATISTICS	Value
Fund Size	$1,730,307,512
Number of Holdings	93
Portfolio Turnover	44%
Total Advisory Fee	$1,495,602

What did the Fund invest in?

(as of July 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Table Summary
Value	Value
United States of America -	99.5
Belgium -	0.2
Canada -	0.2
Bermuda -	0.1
Israel -	0.0Footnote Reference*
Singapore -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

TOP HOLDINGS

(% of Fund's net assets)

Table Summary
Meta Platforms, Inc., Class A	20.1
Alphabet, Inc., Class A	15.2
Alphabet, Inc., Class C	8.6
Netflix, Inc.	4.8
Verizon Communications, Inc.	4.6
Walt Disney Co.	4.1
AT&T, Inc.	4.1
Comcast Corp., Class A	2.8
T-Mobile U.S., Inc.	2.7
Warner Bros Discovery, Inc.	2.5
Total	69.5

What did the Fund invest in?

(as of July 31, 2026)

TOP INDUSTRIES

(% of Fund's net assets)

Table Summary
Interactive Media & Services	47.4
Entertainment	23.7
Diversified Telecommunication Services	15.4
Media	7.9
Wireless Telecommunication Services	2.9
All Others	2.7

ASSET ALLOCATION

(% of Fund's net assets)

Table Summary
Value	Value
Common Stocks -	99.8
Short-Term Investments and Net Other Assets (Liabilities) -	0.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913526.102   2574-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026

Fidelity® MSCI Consumer Discretionary Index ETF

Fidelity® MSCI Consumer Discretionary Index ETF : FDIS

Principal Listing Exchange: NYSE Arca, Inc.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Consumer Discretionary Index ETF	$8	0.08%

This annual shareholder report contains important information about Fidelity® MSCI Consumer Discretionary Index ETF for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve’s first interest-rate reductions since December 2024.

•   Against this backdrop, broadline retail gained about 15% and contributed to the fund's performance for the fiscal year. Apparel retail, which gained roughly 39%, also helped, as did automobile manufacturers, which advanced 6%. The hotels, resorts & cruise lines subindustry rose approximately 8%, while apparel, accessories & luxury goods gained roughly 15%, and automotive parts & equipment advanced roughly 15%.

•   Conversely, casinos & gaming returned -24% and detracted, followed by footwear, which returned -27%. The home improvement retail subindustry returned -7%. Restaurants (-4%) also hurt. Automotive retail (-6%) and education services (-16%) hampered the fund's result. Other detractors included the other specialty retail (-8%) and distributors (-8%) subindustries.

•   Turning to individual stocks, the biggest contributor was Amazon.com (+16%), from the broadline retail subindustry. In apparel retail, Ross Stores (+85%) and TJX (+28%) contributed. In automobile manufacturers, General Motors gained 68% and boosted the fund. Lastly, Marriott International (+42%), a stock in the hotels, resorts & cruise lines subindustry, also contributed.

•   In contrast, the biggest detractor was NIKE (-43%), from the footwear subindustry. Flutter Entertainment (-65%), from the casinos & gaming subindustry, also detracted. MercadoLibre (-21%), from the broadline retail subindustry, hurt. In hotels, resorts & cruise lines, Booking Holdings (-12%) hurt the fund's performance. Lastly, in home improvement retail, Home Depot returned -7% and also hurt the fund.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026.

Initial investment of $10,000.

Table Summary
	$34,977 Fidelity® MSCI Consumer Discretionary Index ETF	$35,044 Fidelity MSCI Consumer Discretionary Index ETF Capped Linked Index℠	$40,742 S&P 500® Index
2016	$10,000	$10,000	$10,000
2017	$11,442	$11,454	$11,604
2018	$13,886	$13,915	$13,489
2019	$15,018	$15,056	$14,566
2020	$18,812	$18,851	$16,308
2021	$26,892	$26,826	$22,251
2022	$23,156	$23,124	$21,219
2023	$25,482	$25,471	$23,980
2024	$28,310	$28,323	$29,292
2025	$32,768	$32,814	$34,076
2026	$34,977	$35,044	$40,742

AVERAGE ANNUAL TOTAL RETURNS:

Table Summary
Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Consumer Discretionary Index ETF - NAV	6.74%	5.40%	13.34%
Fidelity MSCI Consumer Discretionary Index ETF Capped Linked Index℠	6.79%	5.49%	13.36%
S&P 500® Index	19.56%	12.86%	15.08%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2026)

Table Summary
FUND STATISTICS	Value
Fund Size	$1,681,458,893
Number of Holdings	245
Portfolio Turnover	18%
Total Advisory Fee	$1,523,964

What did the Fund invest in?

(as of July 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Table Summary
Value	Value
United States of America -	96.2
Brazil -	1.3
Switzerland -	1.0
United Kingdom -	0.4
Bermuda -	0.3
Jersey -	0.2
Sweden -	0.2
Bahamas -	0.1
Ireland -	0.1
Israel -	0.1
Hong Kong -	0.1

TOP HOLDINGS

(% of Fund's net assets)

Table Summary
Amazon.com, Inc.	23.0
Tesla, Inc.	13.1
Home Depot, Inc.	4.9
McDonald's Corp.	2.9
TJX Cos., Inc.	2.6
Booking Holdings, Inc.	2.4
Starbucks Corp.	1.8
Lowe's Cos., Inc.	1.8
MercadoLibre, Inc.	1.3
Marriott International, Inc., Class A	1.3
Total	55.1

What did the Fund invest in?

(as of July 31, 2026)

TOP INDUSTRIES

(% of Fund's net assets)

Table Summary
Broadline Retail	25.9
Hotels, Restaurants & Leisure	22.3
Specialty Retail	20.2
Automobiles	15.9
Household Durables	5.2
All Others	10.5

ASSET ALLOCATION

(% of Fund's net assets)

Table Summary
Value	Value
Common Stocks -	99.9
Short-Term Investments and Net Other Assets (Liabilities) -	0.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913518.102   2566-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026

Fidelity® MSCI Consumer Staples Index ETF

Fidelity® MSCI Consumer Staples Index ETF : FSTA

Principal Listing Exchange: NYSE Arca, Inc.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Consumer Staples Index ETF	$8	0.08%

This annual shareholder report contains important information about Fidelity® MSCI Consumer Staples Index ETF for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve’s first interest-rate reductions since December 2024.

•   Against this backdrop, soft drinks & non-alcoholic beverages gained about 23% and contributed most to the fund's performance for the fiscal year. Consumer staples merchandise retail stocks also helped (+12%). Tobacco rose approximately 18%, food distributors gained 26%, and agricultural products & services advanced 34%. Other contributors included the household products (+1%), drug retail (+3%), health care services (+34%) and restaurants (0%) subindustries.

•   Conversely, packaged foods & meats returned -8% and detracted most. Personal care products (-16%) and distillers & vintners (-14%) also hurt. Other detractors included the food retail (-3%), brewers (-11%) and specialized finance (-2%) subindustries.

•   Turning to individual stocks, the biggest contributor was Coca-Cola (+33%), from the soft drinks & non-alcoholic beverages subindustry. From the same subindustry, Monster Beverage (+65%) helped. In consumer staples merchandise retail, Walmart (+15%) and Target (+50%) boosted the fund. Lastly, in tobacco, Philip Morris International gained roughly 22% and also boosted the fund.

•   In contrast, the biggest detractor was BellRing Brands (-78%), from the personal care products subindustry. Kroger (-15%) and Sprouts Farmers Market (-42%), within the food retail subindustry, hurt the fund's performance. General Mills (-22%), from the packaged foods & meats subindustry, hurt. Lastly, Constellation Brands, within the distillers & vintners subindustry, returned about -20% and also detracted.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026.

Initial investment of $10,000.

Table Summary
	$21,024 Fidelity® MSCI Consumer Staples Index ETF	$21,248 Fidelity MSCI Consumer Staples Index ETF Capped Linked Index℠	$40,742 S&P 500® Index
2016	$10,000	$10,000	$10,000
2017	$10,383	$10,393	$11,604
2018	$10,377	$10,403	$13,489
2019	$11,742	$11,781	$14,566
2020	$12,651	$12,717	$16,308
2021	$15,065	$15,160	$22,251
2022	$15,938	$16,053	$21,219
2023	$16,926	$17,064	$23,980
2024	$18,124	$18,289	$29,292
2025	$19,316	$19,508	$34,076
2026	$21,024	$21,248	$40,742

AVERAGE ANNUAL TOTAL RETURNS:

Table Summary
Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Consumer Staples Index ETF - NAV	8.84%	6.89%	7.71%
Fidelity MSCI Consumer Staples Index ETF Capped Linked Index℠	8.92%	6.99%	7.83%
S&P 500® Index	19.56%	12.86%	15.08%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2026)

Table Summary
FUND STATISTICS	Value
Fund Size	$1,416,650,650
Number of Holdings	96
Portfolio Turnover	10%
Total Advisory Fee	$1,152,540

What did the Fund invest in?

(as of July 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Table Summary
Value	Value
United States of America -	99.8
Cayman Islands -	0.2

TOP HOLDINGS

(% of Fund's net assets)

Table Summary
Walmart, Inc.	13.5
Costco Wholesale Corp.	11.4
Coca-Cola Co.	8.5
Procter & Gamble Co.	8.5
Philip Morris International, Inc.	4.5
PepsiCo, Inc.	4.2
Altria Group, Inc.	3.7
Mondelez International, Inc., Class A	2.6
Monster Beverage Corp.	2.4
Colgate-Palmolive Co.	2.3
Total	61.6

What did the Fund invest in?

(as of July 31, 2026)

TOP INDUSTRIES

(% of Fund's net assets)

Table Summary
Consumer Staples Distribution & Retail	38.4
Beverages	19.9
Household Products	14.8
Food Products	14.4
Tobacco	8.6
All Others	3.9

ASSET ALLOCATION

(% of Fund's net assets)

Table Summary
Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913519.102   2567-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026

Fidelity® MSCI Energy Index ETF

Fidelity® MSCI Energy Index ETF : FENY

Principal Listing Exchange: NYSE Arca, Inc.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Energy Index ETF	$10	0.08%

This annual shareholder report contains important information about Fidelity® MSCI Energy Index ETF for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve’s first interest-rate reductions since December 2024.

•   Against this backdrop, integrated oil & gas gained roughly 40% and contributed most to the fund's performance for the fiscal year. Oil & gas refining & marketing stocks also helped, gaining 102%. The oil & gas exploration & production subindustry rose 26%. Oil & gas equipment & services (+53%) also contributed. Other contributors included the oil & gas storage & transportation (+26%), oil & gas drilling (+78%) and coal & consumable fuels (+5%) subindustries.

•   Turning to individual stocks, the top contributor was Exxon Mobil (+26%), from the integrated oil & gas subindustry. From the same subindustry, Chevron (+37%) and ExxonMobil Holdings (+15%) contributed. Lastly, in oil & gas refining & marketing, Valero Energy (+131%) and Marathon Petroleum (+88%) also boosted the fund.

•   Conversely, the biggest detractor was Expand Energy (-7%), from the oil & gas exploration & production subindustry. Within the same subindustry, Sable Offshore (-81%) and Comstock Resources (-24%) hindered the fund. In oil & gas storage & transportation, NextDecade (-39%) hurt the fund. Lastly, Centrus Energy (-22%), a stock in the coal & consumable fuels subindustry, also detracted.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026.

Initial investment of $10,000.

Table Summary
	$25,194 Fidelity® MSCI Energy Index ETF	$25,410 Fidelity MSCI Energy Index ETF Capped Linked Index℠	$40,742 S&P 500® Index
2016	$10,000	$10,000	$10,000
2017	$9,908	$9,921	$11,604
2018	$11,941	$11,970	$13,489
2019	$9,623	$9,649	$14,566
2020	$5,842	$5,857	$16,308
2021	$8,693	$8,725	$22,251
2022	$14,404	$14,476	$21,219
2023	$16,723	$16,823	$23,980
2024	$18,437	$18,562	$29,292
2025	$17,849	$17,987	$34,076
2026	$25,194	$25,410	$40,742

AVERAGE ANNUAL TOTAL RETURNS:

Table Summary
Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Energy Index ETF - NAV	41.15%	23.72%	9.68%
Fidelity MSCI Energy Index ETF Capped Linked Index℠	41.27%	23.84%	9.77%
S&P 500® Index	19.56%	12.86%	15.08%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2026)

Table Summary
FUND STATISTICS	Value
Fund Size	$2,009,050,754
Number of Holdings	103
Portfolio Turnover	7%
Total Advisory Fee	$1,345,286

What did the Fund invest in?

(as of July 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Table Summary
Value	Value
United States of America -	98.1
United Kingdom -	1.2
Ireland -	0.3
Switzerland -	0.2
Norway -	0.2
Thailand -	0.0Footnote Reference*
Australia -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

TOP HOLDINGS

(% of Fund's net assets)

Table Summary
ExxonMobil Holdings Corp.	22.0
Chevron Corp.	14.4
ConocoPhillips	5.9
Valero Energy Corp.	3.8
Marathon Petroleum Corp.	3.8
Williams Cos., Inc.	3.4
Phillips 66	3.4
EOG Resources, Inc.	3.2
SLB Ltd.	2.9
Kinder Morgan, Inc.	2.5
Total	65.3

What did the Fund invest in?

(as of July 31, 2026)

TOP INDUSTRIES

(% of Fund's net assets)

Table Summary
Oil, Gas & Consumable Fuels	88.1
Energy Equipment & Services	11.6
All Others	0.3

ASSET ALLOCATION

(% of Fund's net assets)

Table Summary
Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913520.102   2568-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026

Fidelity® MSCI Financials Index ETF

Fidelity® MSCI Financials Index ETF : FNCL

Principal Listing Exchange: NYSE Arca, Inc.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Financials Index ETF	$8	0.08%

This annual shareholder report contains important information about Fidelity® MSCI Financials Index ETF for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve’s first interest-rate reductions since December 2024.

•   Against this backdrop, diversified banks gained 26% and notably contributed to the fund's performance for the fiscal year. Investment banking & brokerage, which gained roughly 24%, also helped, as did regional banks, which advanced about 28%. The property & casualty insurance subindustry rose roughly 14%, while life & health insurance gained 31%. Other contributors included the reinsurance (+22%) and multi-line insurance (+26%) subindustries.

•   In contrast, financial exchanges & data returned -17% and notably detracted. Transaction & payment processing services (-3%) and insurance brokers (-8%) also hurt. Other detractors included the diversified financial services (-5%) subindustry.

•   Turning to individual stocks, the biggest contributor was JPMorgan Chase (+20%), from the diversified banks subindustry. Within the same subindustry, Bank of America (+32%) and Citigroup (+43%) also meaningfully contributed. Lastly, in investment banking & brokerage, Goldman Sachs Group (+44%) and Morgan Stanley (+50%) also added value.

•   Conversely, the biggest detractor was Coinbase Global (-63%), from the financial exchanges & data subindustry. From the same subindustry, S&P Global (-22%) hurt the fund's performance. In transaction & payment processing services, Fiserv returned -63% and hindered the fund. Lastly, in asset management & custody banks, Blackstone (-25%) and KKR (-32%) also hurt the fund.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026.

Initial investment of $10,000.

Table Summary
	$34,784 Fidelity® MSCI Financials Index ETF	$35,108 Fidelity MSCI Financials Index ETF Capped Linked Index℠	$40,742 S&P 500® Index
2016	$10,000	$10,000	$10,000
2017	$13,129	$13,152	$11,604
2018	$14,866	$14,904	$13,489
2019	$15,282	$15,332	$14,566
2020	$13,024	$13,084	$16,308
2021	$20,336	$20,445	$22,251
2022	$19,094	$19,211	$21,219
2023	$20,324	$20,465	$23,980
2024	$25,757	$25,959	$29,292
2025	$31,342	$31,618	$34,076
2026	$34,784	$35,108	$40,742

AVERAGE ANNUAL TOTAL RETURNS:

Table Summary
Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Financials Index ETF - NAV	10.98%	11.33%	13.28%
Fidelity MSCI Financials Index ETF Capped Linked Index℠	11.04%	11.42%	13.38%
S&P 500® Index	19.56%	12.86%	15.08%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2026)

Table Summary
FUND STATISTICS	Value
Fund Size	$2,375,283,067
Number of Holdings	388
Portfolio Turnover	4%
Total Advisory Fee	$1,940,644

What did the Fund invest in?

(as of July 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Table Summary
Value	Value
United States of America -	99.0
Bermuda -	0.4
Ireland -	0.4
Puerto Rico -	0.2
Kazakhstan -	0.0Footnote Reference*
Cayman Islands -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

TOP HOLDINGS

(% of Fund's net assets)

Table Summary
JPMorgan Chase & Co.	10.4
Berkshire Hathaway, Inc., Class B	7.9
Visa, Inc., Class A	6.8
Mastercard, Inc., Class A	5.2
Bank of America Corp.	4.7
Goldman Sachs Group, Inc.	3.3
Wells Fargo & Co.	2.9
Morgan Stanley	2.8
Citigroup, Inc.	2.5
American Express Co.	2.0
Total	48.5

What did the Fund invest in?

(as of July 31, 2026)

TOP INDUSTRIES

(% of Fund's net assets)

Table Summary
Banks	30.9
Capital Markets	24.7
Financial Services	24.4
Insurance	14.5
Consumer Finance	4.6
All Others	0.9

ASSET ALLOCATION

(% of Fund's net assets)

Table Summary
Value	Value
Common Stocks -	99.8
Short-Term Investments and Net Other Assets (Liabilities) -	0.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913521.102   2569-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026

Fidelity® MSCI Health Care Index ETF

Fidelity® MSCI Health Care Index ETF : FHLC

Principal Listing Exchange: NYSE Arca, Inc.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Health Care Index ETF	$9	0.08%

This annual shareholder report contains important information about Fidelity® MSCI Health Care Index ETF for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve’s first interest-rate reductions since December 2024.

•   Against this backdrop, pharmaceuticals gained 53% and contributed most to the fund's performance for the fiscal year. Biotechnology stocks also helped (+37%). Managed health care rose about 62%, life sciences tools & services gained approximately 22%, and health care services advanced 39%. Other contributors included the health care distributors (+25%), health care facilities (+23%) and health care supplies (+19%) subindustries.

•   In contrast, health care equipment returned -14% and detracted most. Health care technology (-34%) and personal care products (-40%) also hurt.

•   Turning to individual stocks, the top contributor was Eli Lilly (+57%), from the pharmaceuticals subindustry. From the same subindustry, Johnson & Johnson (+61%) and Merck (+75%) contributed. In managed health care, UnitedHealth (+71%) contributed. Lastly, AbbVie (+39%), a stock in the biotechnology subindustry, also helped.

•   Conversely, the biggest detractor was Boston Scientific (-54%), from the health care equipment subindustry. Within the same subindustry, Intuitive Surgical (-28%) and Abbott Laboratories (-15%) hurt the fund's performance. In pharmaceuticals, Zoetis (-47%) detracted. Lastly, Alnylam Pharmaceuticals (-48%), a stock in the biotechnology subindustry, also detracted.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026.

Initial investment of $10,000.

Table Summary
	$25,656 Fidelity® MSCI Health Care Index ETF	$25,882 Fidelity MSCI Health Care Index ETF Capped Linked Index℠	$40,742 S&P 500® Index
2016	$10,000	$10,000	$10,000
2017	$10,928	$10,939	$11,604
2018	$12,604	$12,631	$13,489
2019	$13,088	$13,128	$14,566
2020	$15,665	$15,727	$16,308
2021	$20,038	$20,135	$22,251
2022	$19,373	$19,481	$21,219
2023	$19,887	$20,012	$23,980
2024	$22,386	$22,546	$29,292
2025	$19,959	$20,118	$34,076
2026	$25,656	$25,882	$40,742

AVERAGE ANNUAL TOTAL RETURNS:

Table Summary
Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Health Care Index ETF - NAV	28.54%	5.07%	9.88%
Fidelity MSCI Health Care Index ETF Capped Linked Index℠	28.65%	5.15%	9.98%
S&P 500® Index	19.56%	12.86%	15.08%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2026)

Table Summary
FUND STATISTICS	Value
Fund Size	$3,296,468,345
Number of Holdings	337
Portfolio Turnover	4%
Total Advisory Fee	$2,355,922

What did the Fund invest in?

(as of July 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Table Summary
Value	Value
United States of America -	98.9
Ireland -	0.7
Canada -	0.1
United Kingdom -	0.1
Switzerland -	0.1
Netherlands -	0.1
Germany -	0.0Footnote Reference*
Costa Rica -	0.0Footnote Reference*
Jersey -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

TOP HOLDINGS

(% of Fund's net assets)

Table Summary
Eli Lilly & Co.	13.3
Johnson & Johnson	8.9
AbbVie, Inc.	6.4
UnitedHealth Group, Inc.	5.4
Merck & Co., Inc.	4.7
Thermo Fisher Scientific, Inc.	3.1
Amgen, Inc.	3.0
Abbott Laboratories	2.7
Gilead Sciences, Inc.	2.3
Pfizer, Inc.	2.1
Total	51.9

What did the Fund invest in?

(as of July 31, 2026)

TOP INDUSTRIES

(% of Fund's net assets)

Table Summary
Pharmaceuticals	33.9
Biotechnology	22.5
Health Care Providers & Services	18.1
Health Care Equipment & Supplies	15.4
Life Sciences Tools & Services	9.2
All Others	0.9

ASSET ALLOCATION

(% of Fund's net assets)

Table Summary
Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913522.102   2570-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026

Fidelity® MSCI Industrials Index ETF

Fidelity® MSCI Industrials Index ETF : FIDU

Principal Listing Exchange: NYSE Arca, Inc.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Industrials Index ETF	$9	0.08%

This annual shareholder report contains important information about Fidelity® MSCI Industrials Index ETF for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve’s first interest-rate reductions since December 2024.

•   Against this backdrop, aerospace & defense gained roughly 21% and contributed most to the fund's performance for the fiscal year. Construction machinery & heavy transportation equipment, which gained approximately 69%, also helped, as did construction & engineering, which advanced 50%. The electrical components & equipment subindustry rose about 24%, while heavy electrical equipment gained about 58%, and industrial machinery & supplies & components advanced 16%. Other contributors included the rail transportation (+34%), air freight & logistics (+44%), cargo ground transportation (+50%), trading companies & distributors (+13%), industrial conglomerates (+21%) and building products (+4%) subindustries.

•   Conversely, passenger ground transportation returned -20% and detracted most, followed by research & consulting services, which returned -17%. The human resource & employment services subindustry returned -11%. Data processing & outsourced services (-26%) also hurt. Diversified support services (-12%) and environmental & facilities services (-5%) hampered the fund's result, along with the specialized consumer services (-5%) subindustry. Lastly, specialty chemicals (0%) also hurt.

•   Turning to individual stocks, the top contributor was Caterpillar (+87%), from the construction machinery & heavy transportation equipment subindustry. In aerospace & defense, GE Aerospace (+34%) and RTX (+39%) helped. In heavy electrical equipment, GE Vernova gained roughly 52% and helped. Lastly, in rail transportation, Union Pacific (+34%) contributed.

•   In contrast, the biggest detractor was Uber Technologies (-21%), from the passenger ground transportation subindustry. Axon Enterprise (-31%) and TransDigm Group (-17%), from the aerospace & defense subindustry, hurt the fund's performance. In diversified support services, Copart (-36%) hurt. Lastly, Automatic Data Processing (-12%), a stock in the human resource & employment services subindustry, also hindered the fund.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026.

Initial investment of $10,000.

Table Summary
	$36,860 Fidelity® MSCI Industrials Index ETF	$37,209 Fidelity MSCI Industrials Index ETF Capped Linked Index℠	$40,742 S&P 500® Index
2016	$10,000	$10,000	$10,000
2017	$11,808	$11,819	$11,604
2018	$13,589	$13,617	$13,489
2019	$14,028	$14,066	$14,566
2020	$13,419	$13,470	$16,308
2021	$19,749	$19,843	$22,251
2022	$18,346	$18,447	$21,219
2023	$21,862	$22,003	$23,980
2024	$26,072	$26,270	$29,292
2025	$30,785	$31,048	$34,076
2026	$36,860	$37,209	$40,742

AVERAGE ANNUAL TOTAL RETURNS:

Table Summary
Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Industrials Index ETF - NAV	19.73%	13.29%	13.93%
Fidelity MSCI Industrials Index ETF Capped Linked Index℠	19.84%	13.40%	14.04%
S&P 500® Index	19.56%	12.86%	15.08%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2026)

Table Summary
FUND STATISTICS	Value
Fund Size	$2,312,817,566
Number of Holdings	365
Portfolio Turnover	4%
Total Advisory Fee	$1,506,267

What did the Fund invest in?

(as of July 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Table Summary
Value	Value
United States of America -	98.8
Canada -	0.6
United Kingdom -	0.4
Ireland -	0.2
Virgin Islands -	0.0Footnote Reference*
Switzerland -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

TOP HOLDINGS

(% of Fund's net assets)

Table Summary
Caterpillar, Inc.	5.4
General Electric Co.	5.3
RTX Corp.	4.1
GE Vernova, Inc.	3.8
Union Pacific Corp.	2.5
Boeing Co.	2.3
Eaton Corp. PLC	2.3
Deere & Co.	2.0
Uber Technologies, Inc.	1.8
Parker-Hannifin Corp.	1.8
Total	31.3

What did the Fund invest in?

(as of July 31, 2026)

TOP INDUSTRIES

(% of Fund's net assets)

Table Summary
Aerospace & Defense	25.1
Machinery	20.4
Electrical Equipment	13.0
Ground Transportation	8.9
Building Products	5.8
All Others	26.8

ASSET ALLOCATION

(% of Fund's net assets)

Table Summary
Value	Value
Common Stocks -	99.9
Short-Term Investments and Net Other Assets (Liabilities) -	0.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913523.102   2571-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026

Fidelity® MSCI Information Technology Index ETF

Fidelity® MSCI Information Technology Index ETF : FTEC

Principal Listing Exchange: NYSE Arca, Inc.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Information Technology Index ETF	$9	0.08%

This annual shareholder report contains important information about Fidelity® MSCI Information Technology Index ETF for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve’s first interest-rate reductions since December 2024.

•   Against this backdrop, semiconductors gained 50% and contributed most to the fund's performance for the fiscal year. Technology hardware, storage & peripherals, which gained 72%, also helped, as did semiconductor materials & equipment, which advanced 163%. The communications equipment subindustry rose roughly 88%, while electronic components gained about 81%, and internet services & infrastructure advanced approximately 36%. Other contributors included the electronic manufacturing services (+56%), electronic equipment & instruments (+25%) and technology distributors (+38%).

•   Conversely, application software returned roughly -23% and detracted most. Systems software (-10%) and IT consulting & other services (-27%) also hurt.

•   Turning to individual stocks, the top contributor was Apple (+49%), from the technology hardware, storage & peripherals subindustry. Lastly, Micron Technology (+638%), Advanced Micro Devices (+166%), NVIDIA (+12%) and Intel (+359%), within the semiconductors subindustry, also helped.

•   In contrast, the biggest detractor was Microsoft (-12%), from the systems software subindustry. From the same subindustry, Oracle (-49%) and ServiceNow (-41%) hurt the fund. Lastly, Intuit (-59%) and Strategy (-79%), within the application software subindustry, also hindered the fund.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026.

Initial investment of $10,000.

Table Summary
	$84,407 Fidelity® MSCI Information Technology Index ETF	$85,174 Fidelity MSCI Information Technology Index ETF Capped Linked Index℠	$40,742 S&P 500® Index
2016	$10,000	$10,000	$10,000
2017	$12,884	$12,900	$11,604
2018	$16,482	$16,523	$13,489
2019	$19,109	$19,172	$14,566
2020	$26,177	$26,291	$16,308
2021	$36,798	$36,991	$22,251
2022	$33,335	$33,534	$21,219
2023	$41,289	$41,574	$23,980
2024	$52,269	$52,617	$29,292
2025	$63,904	$64,386	$34,076
2026	$84,407	$85,174	$40,742

AVERAGE ANNUAL TOTAL RETURNS:

Table Summary
Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Information Technology Index ETF - NAV	32.08%	18.06%	23.78%
Fidelity MSCI Information Technology Index ETF Capped Linked Index℠	32.29%	18.15%	23.89%
S&P 500® Index	19.56%	12.86%	15.08%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2026)

Table Summary
FUND STATISTICS	Value
Fund Size	$19,851,859,939
Number of Holdings	282
Portfolio Turnover	9%
Total Advisory Fee	$14,395,429

What did the Fund invest in?

(as of July 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Table Summary
Value	Value
United States of America -	98.6
Switzerland -	0.3
China -	0.3
Singapore -	0.3
Canada -	0.2
United Kingdom -	0.1
Thailand -	0.1
Israel -	0.1
Norway -	0.0Footnote Reference*
Australia -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

TOP HOLDINGS

(% of Fund's net assets)

Table Summary
NVIDIA Corp.	17.2
Apple, Inc.	16.3
Microsoft Corp.	11.0
Broadcom, Inc.	4.2
Micron Technology, Inc.	3.8
Advanced Micro Devices, Inc.	3.2
Cisco Systems, Inc.	1.9
Applied Materials, Inc.	1.7
Intel Corp.	1.7
Lam Research Corp.	1.5
Total	62.5

What did the Fund invest in?

(as of July 31, 2026)

TOP INDUSTRIES

(% of Fund's net assets)

Table Summary
Semiconductors & Semiconductor Equipment	41.9
Software	24.5
Technology Hardware, Storage & Peripherals	20.4
Electronic Equipment, Instruments & Components	5.1
Communications Equipment	4.3
All Others	3.8

ASSET ALLOCATION

(% of Fund's net assets)

Table Summary
Value	Value
Common Stocks -	99.9
Short-Term Investments and Net Other Assets (Liabilities) -	0.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913524.102   2572-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026

Fidelity® MSCI Materials Index ETF

Fidelity® MSCI Materials Index ETF : FMAT

Principal Listing Exchange: NYSE Arca, Inc.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Materials Index ETF	$9	0.08%

This annual shareholder report contains important information about Fidelity® MSCI Materials Index ETF for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve’s first interest-rate reductions since December 2024.

•   Against this backdrop, steel gained 65% and contributed most to the fund's performance for the fiscal year. Specialty chemicals, which gained 14%, also helped, as did gold, which advanced 49%. The copper subindustry rose 58%, while industrial gases gained 5%, and commodity chemicals advanced 18%. Other contributors included the aluminum (+71%), paper & plastic packaging products & materials (+7%), silver (+150%), fertilizers & agricultural chemicals (+4%), metal, glass & plastic containers (+6%) and diversified chemicals (+27%) subindustries.

•   In contrast, construction materials returned -1% and detracted most, followed by diversified metals & mining, which returned -11%. The building products subindustry returned -12%, and paper products (-15%) also hurt. Other detractors included the aerospace & defense (-1%), broadline retail (-71%) and semiconductor materials & equipment (-6%) subindustries.

•   Turning to individual stocks, the top contributor was Newmont (+54%), from the gold subindustry. In copper, Freeport-McMoRan (+58%) lifted the fund. Nucor (+78%) and Steel Dynamics (+97%), within the steel subindustry, helped. Lastly, in industrial gases, Linde gained 5% and also lifted the fund.

•   Conversely, the biggest detractor was Mosaic (-38%), from the fertilizers & agricultural chemicals subindustry. From the same subindustry, FMC returned -71% and detracted. In paper & plastic packaging products & materials, Graphic Packaging Holding (-52%) hurt the fund's performance. Martin Marietta Materials (-9%), a stock in the construction materials subindustry, detracted as well. Lastly, in diversified metals & mining, MP Materials (-31%) also hurt.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026.

Initial investment of $10,000.

Table Summary
	$24,690 Fidelity® MSCI Materials Index ETF	$24,839 Fidelity MSCI Materials Index ETF Capped Linked Index℠	$40,742 S&P 500® Index
2016	$10,000	$10,000	$10,000
2017	$11,616	$11,626	$11,604
2018	$12,956	$12,962	$13,489
2019	$12,435	$12,458	$14,566
2020	$12,843	$12,879	$16,308
2021	$18,623	$18,652	$22,251
2022	$17,751	$17,795	$21,219
2023	$19,955	$20,022	$23,980
2024	$21,905	$21,999	$29,292
2025	$21,285	$21,395	$34,076
2026	$24,690	$24,839	$40,742

AVERAGE ANNUAL TOTAL RETURNS:

Table Summary
Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Materials Index ETF - NAV	16.00%	5.80%	9.46%
Fidelity MSCI Materials Index ETF Capped Linked Index℠	16.10%	5.90%	9.53%
S&P 500® Index	19.56%	12.86%	15.08%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2026)

Table Summary
FUND STATISTICS	Value
Fund Size	$578,674,493
Number of Holdings	102
Portfolio Turnover	10%
Total Advisory Fee	$426,086

What did the Fund invest in?

(as of July 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Table Summary
Value	Value
United States of America -	99.8
Canada -	0.2
United Kingdom -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

TOP HOLDINGS

(% of Fund's net assets)

Table Summary
Linde PLC	15.1
Newmont Corp.	6.9
Freeport-McMoRan, Inc.	6.2
Sherwin-Williams Co.	5.5
Ecolab, Inc.	4.8
CRH PLC	4.3
Air Products & Chemicals, Inc.	4.3
Nucor Corp.	3.9
Corteva, Inc.	3.6
Vulcan Materials Co.	2.4
Total	57.0

What did the Fund invest in?

(as of July 31, 2026)

TOP INDUSTRIES

(% of Fund's net assets)

Table Summary
Chemicals	49.7
Metals & Mining	28.1
Construction Materials	11.4
Containers & Packaging	10.6
Paper & Forest Products	0.1
All Others	0.1

ASSET ALLOCATION

(% of Fund's net assets)

Table Summary
Value	Value
Common Stocks -	99.9
Short-Term Investments and Net Other Assets (Liabilities) -	0.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913525.102   2573-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026

Fidelity® MSCI Real Estate Index ETF

Fidelity® MSCI Real Estate Index ETF : FREL

Principal Listing Exchange: NYSE Arca, Inc.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Real Estate Index ETF	$9	0.08%

This annual shareholder report contains important information about Fidelity® MSCI Real Estate Index ETF for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve’s first interest-rate reductions since December 2024.

•   Against this backdrop, health care REITs gained about 37% and contributed most to the ETF's performance for the fiscal year. The retail industry, which advanced 31%, also helped, as did industrial REITs, which were up 35%. The data center category rose 21%, while hotel & resort gained 61%, and self storage advanced 20%. Other contributors included the other specialized (+12%), multi-family residential (+5%), diversified (+21%), office (+8%), single-family residential (+3%) and real estate operating companies (+50%) segments of the REIT market.

•   Conversely, real estate services returned about -27% and detracted most. Telecom tower (-17%) REITs also hurt. Other detractors were the integrated telecommunication services (-47%) subindustry and the real estate development (-4%) group.

•   Turning to individual stocks, the biggest contributor was Welltower (+45%), from the health care industry. From the same category, Ventas (+43%) lifted the fund as well. Among industrial REITs, Prologis gained roughly 40% and also contributed. Another notable contributor was Simon Property (+46%), a stock in the retail segment. Lastly, in the data center category, Equinix gained roughly 34% and also lifted the fund.

•   In contrast, the biggest detractor was CoStar (-70%), in real estate services. From the same industry, Zillow returned about -58% and hurt the fund as well. Among telecom tower REITs, American Tower (-16%) and Crown Castle (-26%) further detracted. Lastly, VICI Properties (-14%), from the other specialized category, also hurt the fund's performance.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026.

Initial investment of $10,000.

Table Summary
	$16,861 Fidelity® MSCI Real Estate Index ETF	$17,018 Fidelity MSCI Real Estate Index ETF Capped Linked Index℠	$40,742 S&P 500® Index
2016	$10,000	$10,000	$10,000
2017	$9,848	$9,852	$11,604
2018	$10,294	$10,307	$13,489
2019	$11,651	$11,669	$14,566
2020	$11,037	$11,085	$16,308
2021	$14,965	$15,063	$22,251
2022	$14,328	$14,416	$21,219
2023	$12,916	$13,009	$23,980
2024	$14,284	$14,413	$29,292
2025	$14,656	$14,781	$34,076
2026	$16,861	$17,018	$40,742

AVERAGE ANNUAL TOTAL RETURNS:

Table Summary
Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Real Estate Index ETF - NAV	15.04%	2.41%	5.36%
Fidelity MSCI Real Estate Index ETF Capped Linked Index℠	15.14%	2.47%	5.46%
S&P 500® Index	19.56%	12.86%	15.08%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2026)

Table Summary
FUND STATISTICS	Value
Fund Size	$1,493,430,546
Number of Holdings	124
Portfolio Turnover	8%
Total Advisory Fee	$1,054,621

What did the Fund invest in?

(as of July 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Table Summary
Value	Value
United States of America -	100.0

TOP HOLDINGS

(% of Fund's net assets)

Table Summary
Welltower, Inc.	9.1
Prologis, Inc.	7.9
Equinix, Inc.	5.2
Simon Property Group, Inc.	4.7
American Tower Corp.	4.1
Digital Realty Trust, Inc.	3.9
Realty Income Corp.	3.6
Public Storage	3.4
CBRE Group, Inc., Class A	2.7
Ventas, Inc.	2.7
Total	47.3

What did the Fund invest in?

(as of July 31, 2026)

TOP INDUSTRIES

(% of Fund's net assets)

Table Summary
Specialized REITs	31.2
Health Care REITs	16.9
Retail REITs	15.2
Industrial REITs	11.3
Residential REITs	10.8
All Others	14.6

ASSET ALLOCATION

(% of Fund's net assets)

Table Summary
Value	Value
Common Stocks -	99.6
Short-Term Investments and Net Other Assets (Liabilities) -	0.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913529.102   2735-TSRA-0926

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026

Fidelity® MSCI Utilities Index ETF

Fidelity® MSCI Utilities Index ETF : FUTY

Principal Listing Exchange: NYSE Arca, Inc.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Utilities Index ETF	$8	0.08%

This annual shareholder report contains important information about Fidelity® MSCI Utilities Index ETF for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What affected the Fund's performance this period?

•   U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve’s first interest-rate reductions since December 2024.

•   Against this backdrop, electric utilities gained about 8% and contributed most to the fund's performance for the fiscal year. Multi-utilities stocks (+8%) also helped. The gas utilities subindustry rose 12%. Other contributors included the water utilities (+4%) and renewable electricity (+9%) subindustries.

•   In contrast, independent power producers & energy traders returned -21% and detracted most.

•   Turning to individual stocks, the top contributor was NextEra Energy (+26%), from the electric utilities subindustry. Within the same subindustry, American Electric Power (+17%), Edison International (+48%) and Entergy (+23%) helped. Lastly, Dominion Energy, within the multi-utilities subindustry, gained about 24% and also boosted the fund.

•   Conversely, the biggest detractor was Constellation Energy (-22%), from the electric utilities subindustry. Within the same subindustry, NRG Energy (-15%) and Oklo (-50%) hurt. Another notable detractor was Vistra (-27%), a stock in the independent power producers & energy traders subindustry. Lastly, Public Service Enterprise, within the multi-utilities subindustry, returned -11% and also hurt the fund's performance.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026.

Initial investment of $10,000.

Table Summary
	$23,068 Fidelity® MSCI Utilities Index ETF	$23,308 Fidelity MSCI Utilities Index ETF Capped Linked Index℠	$40,742 S&P 500® Index
2016	$10,000	$10,000	$10,000
2017	$10,662	$10,677	$11,604
2018	$11,070	$11,101	$13,489
2019	$12,833	$12,885	$14,566
2020	$13,235	$13,307	$16,308
2021	$14,885	$14,978	$22,251
2022	$17,132	$17,250	$21,219
2023	$15,997	$16,120	$23,980
2024	$17,998	$18,154	$29,292
2025	$21,727	$21,933	$34,076
2026	$23,068	$23,308	$40,742

AVERAGE ANNUAL TOTAL RETURNS:

Table Summary
Fund	1 Year	5 Years	10 Years
Fidelity® MSCI Utilities Index ETF - NAV	6.17%	9.16%	8.72%
Fidelity MSCI Utilities Index ETF Capped Linked Index℠	6.27%	9.25%	8.83%
S&P 500® Index	19.56%	12.86%	15.08%

Visit www.fidelity.com for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

(as of July 31, 2026)

Table Summary
FUND STATISTICS	Value
Fund Size	$2,328,529,730
Number of Holdings	64
Portfolio Turnover	4%
Total Advisory Fee	$1,880,305

What did the Fund invest in?

(as of July 31, 2026)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Table Summary
Value	Value
United States of America -	100.0

TOP HOLDINGS

(% of Fund's net assets)

Table Summary
NextEra Energy, Inc.	11.8
Southern Co.	6.9
Duke Energy Corp.	6.4
Constellation Energy Corp.	5.3
American Electric Power Co., Inc.	4.5
Dominion Energy, Inc.	4.0
Sempra	3.8
Vistra Corp.	3.3
Entergy Corp.	3.2
Xcel Energy, Inc.	3.2
Total	52.4

What did the Fund invest in?

(as of July 31, 2026)

TOP INDUSTRIES

(% of Fund's net assets)

Table Summary
Electric Utilities	61.7
Multi-Utilities	24.6
Independent Power and Renewable Electricity Producers	5.6
Gas Utilities	4.8
Water Utilities	3.1
All Others	0.2

ASSET ALLOCATION

(% of Fund's net assets)

Table Summary
Value	Value
Common Stocks -	99.8
Short-Term Investments and Net Other Assets (Liabilities) -	0.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec.

1.9913527.102   2575-TSRA-0926

Item 2.	Code of Ethics

As of the end of the period, July 31, 2026, Fidelity Covington Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Karen B. Peetz is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Peetz is independent for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, and Fidelity MSCI Utilities Index ETF (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2026 FeesA

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity MSCI Communication Services Index ETF	$13,400	$—	$3,900	$300
Fidelity MSCI Consumer Discretionary Index ETF	$13,400	$—	$3,900	$300
Fidelity MSCI Consumer Staples Index ETF	$13,400	$—	$3,900	$300
Fidelity MSCI Energy Index ETF	$13,400	$—	$3,900	$300
Fidelity MSCI Financials Index ETF	$13,400	$—	$3,900	$300
Fidelity MSCI Health Care Index ETF	$13,400	$—	$3,900	$300
Fidelity MSCI Industrials Index ETF	$13,400	$—	$3,900	$300

Fidelity MSCI Information Technology Index ETF	$13,500	$—	$3,900	$300
Fidelity MSCI Materials Index ETF	$13,400	$—	$3,900	$300
Fidelity MSCI Real Estate Index ETF	$13,400	$—	$3,900	$300
Fidelity MSCI Utilities Index ETF	$13,400	$—	$3,900	$300

July 31, 2025 FeesA

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity MSCI Communication Services Index ETF	$13,900	$—	$3,900	$300
Fidelity MSCI Consumer Discretionary Index ETF	$13,900	$—	$3,900	$300
Fidelity MSCI Consumer Staples Index ETF	$13,900	$—	$3,900	$300
Fidelity MSCI Energy Index ETF	$13,900	$—	$3,900	$300
Fidelity MSCI Financials Index ETF	$13,900	$—	$3,900	$300
Fidelity MSCI Health Care Index ETF	$13,900	$—	$3,900	$300
Fidelity MSCI Industrials Index ETF	$13,900	$—	$3,900	$300
Fidelity MSCI Information Technology Index ETF	$14,100	$—	$3,900	$300
Fidelity MSCI Materials Index ETF	$13,900	$—	$3,900	$300
Fidelity MSCI Real Estate Index ETF	$13,900	$—	$3,900	$300
Fidelity MSCI Utilities Index ETF	$13,900	$—	$3,900	$300

A	Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2026A	July 31, 2025A
Audit-Related Fees	$154,800	$125,000
Tax Fees	$—	$—
All Other Fees	$—	$2,970,400

A	Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund’s financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

*  *  *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	July 31, 2026A	July 31, 2025A
Deloitte Entities	$2,633,400	$3,478,400

A	Amounts may reflect rounding.

The trust’s Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities , in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.	Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. As of August 1, 2026, the members of the Audit Committee were Vijay C. Advani, Thomas Kennedy, Karen B. Peetz and Susan Tomasky.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® MSCI Communication Services Index ETF
Fidelity® MSCI Consumer Discretionary Index ETF
Fidelity® MSCI Consumer Staples Index ETF
Fidelity® MSCI Energy Index ETF
Fidelity® MSCI Financials Index ETF
Fidelity® MSCI Health Care Index ETF
Fidelity® MSCI Industrials Index ETF
Fidelity® MSCI Information Technology Index ETF
Fidelity® MSCI Materials Index ETF
Fidelity® MSCI Real Estate Index ETF
Fidelity® MSCI Utilities Index ETF
Annual Report
July 31, 2026

Contents
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)	4	Fidelity® MSCI Communication Services Index ETF
	7	Fidelity® MSCI Consumer Discretionary Index ETF
	12	Fidelity® MSCI Consumer Staples Index ETF
	15	Fidelity® MSCI Energy Index ETF
	18	Fidelity® MSCI Financials Index ETF
	24	Fidelity® MSCI Health Care Index ETF
	29	Fidelity® MSCI Industrials Index ETF
	35	Fidelity® MSCI Information Technology Index ETF
	40	Fidelity® MSCI Materials Index ETF
	43	Fidelity® MSCI Real Estate Index ETF
	46	Fidelity® MSCI Utilities Index ETF
	48	Financial Statements
	71	Notes to Financial Statements
	77	Report of Independent Registered Public Accounting Firm
	78	Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies	79
Item 9: Proxy Disclosures for Open-End Management Investment Companies	80
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies	81
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract	82
To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2026 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
2

Contents
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
3	Annual Report

Fidelity® MSCI Communication Services Index ETF
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
DIVERSIFIED CONSUMER SERVICES – 0.4%
Specialized Consumer Services – 0.4%
Liberty Live Holdings, Inc. Class C (a)	47,526	$4,686,064
Liberty Live Holdings, Inc. Class A (a)	19,042	1,803,658
TOTAL DIVERSIFIED CONSUMER SERVICES		6,489,722
DIVERSIFIED TELECOMMUNICATION SERVICES – 15.4%
Alternative Carriers – 3.7%
AST SpaceMobile, Inc. (a)	253,372	14,943,881
Cogent Communications Holdings, Inc.	51,643	697,180
Globalstar, Inc. (a)	54,811	4,570,141
Iridium Communications, Inc.	98,508	4,663,369
Liberty Global Ltd. Class C (a)	132,518	1,372,886
Liberty Global Ltd. Class A (a)	177,023	1,878,214
Liberty Latin America Ltd. Class A (a)	33,261	271,077
Liberty Latin America Ltd. Class C (a)	136,467	1,101,289
Lumen Technologies, Inc. (a)	1,014,581	6,473,027
Space Exploration Technologies Corp. Class A (a)	254,148	27,542,019
		63,513,083
Integrated Telecommunication Services – 11.7%
AT&T, Inc.	3,018,137	70,171,685
Comcast Corp. Class A	2,040,029	48,879,095
IDT Corp. Class B	22,001	1,448,986
Liberty Capital Corp. Class C (a)	34,966	810,162
Shenandoah Telecommunications Co.	46,779	560,880
Uniti Group, Inc.	147,150	1,430,298
Verizon Communications, Inc.	1,702,092	79,674,927
		202,976,033
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		266,489,116
ENTERTAINMENT – 23.7%
Interactive Home Entertainment – 5.7%
Electronic Arts, Inc.	183,565	38,522,951
ROBLOX Corp. Class A (a)	632,586	22,520,062
Take-Two Interactive Software, Inc. (a)	156,356	37,981,999
		99,025,012
Movies & Entertainment – 18.0%
AMC Entertainment Holdings, Inc. Class A (a)	949,488	2,677,556
Atlanta Braves Holdings, Inc. Class C (a)	50,647	2,574,387
Atlanta Braves Holdings, Inc. Class A (a)	7,090	385,767

	Shares	Value

Cinemark Holdings, Inc.	110,924	$4,058,709
IMAX Corp. (a)	47,451	2,270,056
Liberty Media Corp.-Liberty Formula One Class C (a)	226,167	22,193,768
Lionsgate Studios Corp. (a)	216,072	2,869,436
Live Nation Entertainment, Inc. (a)	166,625	29,014,411
Madison Square Garden Entertainment Corp. (a)	40,831	3,154,603
Madison Square Garden Sports Corp. (a)	16,671	6,563,039
Netflix, Inc. (a)	1,169,266	83,848,065
Roku, Inc. (a)	138,865	20,136,814
Sphere Entertainment Co. (a)	27,456	3,933,072
TKO Group Holdings, Inc.	70,588	12,833,604
Walt Disney Co.	740,002	71,180,792
Warner Bros Discovery, Inc. (a)	1,627,366	42,799,726
		310,493,805
TOTAL ENTERTAINMENT		409,518,817
INTERACTIVE MEDIA & SERVICES – 47.4%
Interactive Media & Services – 47.4%
Alphabet, Inc. Class C	417,412	148,869,990
Alphabet, Inc. Class A	738,696	263,071,806
Cargurus, Inc. (a)	81,837	2,965,773
Cars.com, Inc. (a)	54,252	642,886
EverQuote, Inc. Class A (a)	29,143	734,986
Grindr, Inc. (a)	36,217	628,003
Match Group, Inc.	235,532	9,282,316
MediaAlpha, Inc. Class A (a)	33,167	410,607
Meta Platforms, Inc. Class A	623,291	346,992,333
Nextdoor Holdings, Inc. (a)	252,644	560,870
People, Inc. (a)	64,317	2,673,658
Pinterest, Inc. Class A (a)	488,858	11,737,481
QuinStreet, Inc. (a)	55,746	864,063
Reddit, Inc. Class A (a)	122,392	17,216,883
RUM Group, Inc. (a)	79,834	466,230
Shutterstock, Inc.	26,306	142,052
Snap, Inc. Class A (a)	1,183,143	5,548,941
Taboola.com Ltd. (a)	134,965	676,175
TripAdvisor, Inc. (a)	104,342	1,478,004
Trump Media & Technology Group Corp. (a)	169,890	1,675,115
Yelp, Inc. (a)	55,253	1,460,337
Ziff Davis, Inc. (a)	36,325	1,928,131
ZoomInfo Technologies, Inc. (a)	259,989	857,964
TOTAL INTERACTIVE MEDIA & SERVICES		820,884,604
MEDIA – 7.9%
Advertising – 2.3%
Clear Channel Outdoor Holdings, Inc. (a)	254,338	615,498

See accompanying notes which are an integral part of the financial statements.
Annual Report	4

Common Stocks – continued
	Shares	Value
MEDIA – continued
Advertising – continued
DoubleVerify Holdings, Inc. (a)	147,027	$1,654,054
Ibotta, Inc. Class A (a)	10,434	250,416
Magnite, Inc. (a)	153,580	2,964,094
NIQ Global Intelligence PLC (a)	63,967	714,511
Omnicom Group, Inc.	302,752	23,826,582
Stagwell, Inc. (a)	120,586	1,018,952
Trade Desk, Inc. Class A (a)	443,836	8,006,802
		39,050,909
Broadcasting – 1.7%
Fox Corp. Class A	213,775	12,448,118
Fox Corp. Class B	143,498	7,453,286
Newsmax, Inc. (a)	45,155	348,145
Nexstar Media Group, Inc.	30,737	5,856,320
Paramount Skydance Corp. Class B	345,307	2,748,644
Sinclair, Inc.	36,693	504,162
		29,358,675
Cable & Satellite – 2.3%
Charter Communications, Inc. Class A (a)	87,010	12,614,710
EchoStar Corp. Class A (a)	138,441	11,641,504
Liberty Broadband Corp. Class A (a)	17,365	591,452
Liberty Broadband Corp. Class C (a)	126,486	4,305,583
Sirius XM Holdings, Inc.	196,411	5,817,694
Versant Media Group, Inc.	152,954	5,504,814
		40,475,757
Publishing – 1.6%
John Wiley & Sons, Inc. Class A	40,852	2,132,474
New York Times Co. Class A	167,346	12,532,542
News Corp. Class A	390,136	10,752,148
Scholastic Corp.	14,664	596,092
USA TODAY Co., Inc. (a)	149,723	1,301,093
		27,314,349
TOTAL MEDIA		136,199,690

	Shares	Value
SOFTWARE – 2.1%
Application Software – 2.1%
AppLovin Corp. Class A (a)	93,764	$37,121,168
WIRELESS TELECOMMUNICATION SERVICES – 2.9%
Wireless Telecommunication Services – 2.9%
Array Digital Infrastructure, Inc.	16,955	590,712
Gogo, Inc. (a)	78,315	327,357
Telephone & Data Systems, Inc.	102,125	3,429,357
T-Mobile U.S., Inc.	267,373	46,177,991
TOTAL WIRELESS TELECOMMUNICATION SERVICES		50,525,417
TOTAL COMMON STOCKS (Cost $1,460,258,417)		1,727,228,534
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.57% (b) (Cost $1,360,000)	1,360,000	1,360,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,461,618,417)		1,728,588,534
NET OTHER ASSETS (LIABILITIES) – 0.1%		1,718,978
NET ASSETS – 100.0%		$1,730,307,512

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Communication Service Select Sector Index Contracts (United States)	16	September 2026	$2,270,600	$(76,829)	$(76,829)
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
See accompanying notes which are an integral part of the financial statements.
5	Annual Report

Fidelity® MSCI Communication Services Index ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,727,228,534	$1,727,228,534	$—	$—
Money Market Funds	1,360,000	1,360,000	—	—
Total Investments in Securities:	$1,728,588,534	$1,728,588,534	$—	$—
Derivative Instruments:
Liabilities
Futures Contracts	$(76,829)	$(76,829)	$—	$—
Total Liabilities	$(76,829)	$(76,829)	$—	$—
Total Derivative Instruments:	$(76,829)	$(76,829)	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(76,829)
Total Equity Risk	0	(76,829)
Total Value of Derivatives	$0	$(76,829)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	6

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
AUTOMOBILE COMPONENTS – 2.6%
Automotive Parts & Equipment – 2.5%
Adient PLC (a)	75,553	$1,589,635
Aptiv PLC (a)	73,355	4,142,357
Autoliv, Inc.	25,800	3,177,786
BorgWarner, Inc.	70,073	4,466,453
Dana, Inc.	60,209	1,621,428
Dauch Corp. (a)	218,899	1,236,779
Dorman Products, Inc. (a)	16,139	2,149,069
Fox Factory Holding Corp. (a)	41,601	748,818
Garrett Motion, Inc.	89,896	2,800,261
Gentex Corp.	101,757	2,377,044
Gentherm, Inc. (a)	29,117	1,181,568
LCI Industries	16,050	1,642,878
Lear Corp.	21,031	2,747,490
Mobileye Global, Inc. Class A (a)	157,810	1,253,011
Patrick Industries, Inc.	20,268	1,673,124
Phinia, Inc.	24,882	1,831,066
QuantumScape Corp. (a)	265,424	1,385,513
Solid Power, Inc. (a)	174,850	360,191
Standard Motor Products, Inc.	19,548	747,320
Versigent PLC (a)	44,961	1,859,137
Visteon Corp.	17,191	1,797,147
XPEL, Inc. (a)	22,851	1,013,899
		41,801,974
Tires & Rubber – 0.1%
Goodyear Tire & Rubber Co. (a)	263,265	1,829,692
TOTAL AUTOMOBILE COMPONENTS		43,631,666
AUTOMOBILES – 15.9%
Automobile Manufacturers – 15.8%
Ford Motor Co.	1,047,225	15,373,263
General Motors Co.	243,701	21,655,271
Lucid Group, Inc. (a)	171,494	1,265,626
Rivian Automotive, Inc. Class A (a)	327,755	4,988,431
Tesla, Inc. (a)	705,571	219,580,751
Thor Industries, Inc.	27,673	2,074,645
Winnebago Industries, Inc.	26,701	808,506
		265,746,493
Motorcycle Manufacturers – 0.1%
Harley-Davidson, Inc.	67,407	1,654,168
TOTAL AUTOMOBILES		267,400,661
BROADLINE RETAIL – 25.9%
Broadline Retail – 25.9%
Amazon.com, Inc. (a)	1,421,095	385,940,980
Dillard's, Inc. Class A	2,803	1,649,117
eBay, Inc.	121,546	13,857,460
Etsy, Inc. (a)	40,490	3,307,223
Groupon, Inc. (a)	24,814	684,370
Kohl's Corp.	107,378	2,055,215

	Shares	Value

Macy's, Inc.	122,891	$3,050,155
MercadoLibre, Inc. (a)	11,884	22,317,558
Ollie's Bargain Outlet Holdings, Inc. (a)	28,918	2,124,605
Pattern Group, Inc. Class A (a)	31,715	730,079
Savers Value Village, Inc. (a)	36,250	371,925
		436,088,687
Paper & Plastic Packaging Products & Materials – 0.0%
Eightco Holdings, Inc. (a)	80,518	48,577
TOTAL BROADLINE RETAIL		436,137,264
DISTRIBUTORS – 0.8%
Distributors – 0.8%
Genuine Parts Co.	46,102	5,733,706
GigaCloud Technology, Inc. Class A (a)	24,694	1,080,116
Gold.com, Inc.	19,582	809,911
LKQ Corp.	107,757	2,419,145
Pool Corp.	14,312	2,657,881
TOTAL DISTRIBUTORS		12,700,759
DIVERSIFIED CONSUMER SERVICES – 2.3%
Education Services – 1.4%
American Public Education, Inc. (a)	16,403	795,710
Bright Horizons Family Solutions, Inc. (a)	29,996	2,235,902
Coursera, Inc. (a)	217,944	1,157,283
Covista, Inc. (a)	17,290	2,158,656
Duolingo, Inc. (a)	19,183	2,586,060
Graham Holdings Co. Class B	1,802	2,168,779
Grand Canyon Education, Inc. (a)	13,638	1,982,147
Laureate Education, Inc. (a)	62,916	2,410,312
Lincoln Educational Services Corp. (a)	27,299	1,141,644
Perdoceo Education Corp.	44,441	1,413,668
Strategic Education, Inc.	19,190	1,573,580
Stride, Inc. (a)	22,514	1,807,649
Universal Technical Institute, Inc. (a)	42,910	1,686,792
		23,118,182
Specialized Consumer Services – 0.9%
ADT, Inc.	306,013	2,337,939
Driven Brands Holdings, Inc. (a)	57,184	816,016
Frontdoor, Inc. (a)	35,061	2,546,480
H&R Block, Inc.	61,305	2,699,259
Matthews International Corp. Class A	27,917	774,697
OneSpaWorld Holdings Ltd.	71,285	1,836,302
Service Corp. International	47,505	4,094,456
		15,105,149
TOTAL DIVERSIFIED CONSUMER SERVICES		38,223,331

See accompanying notes which are an integral part of the financial statements.
7	Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – 22.3%
Casinos & Gaming – 2.1%
Accel Entertainment, Inc. (a)	49,652	$596,817
Boyd Gaming Corp.	27,135	2,308,103
Caesars Entertainment, Inc. (a)	87,747	2,610,473
Churchill Downs, Inc.	28,182	2,375,743
DraftKings, Inc. Class A (a)	152,685	3,585,044
Flutter Entertainment PLC (a)	50,124	5,236,454
Las Vegas Sands Corp.	95,440	4,666,062
MGM Resorts International (a)	75,191	3,351,263
Monarch Casino & Resort, Inc.	12,344	1,515,226
Penn Entertainment, Inc. (a)	97,657	2,004,898
Red Rock Resorts, Inc. Class A	33,128	2,134,768
Rush Street Interactive, Inc. (a)	72,276	1,944,947
Wynn Resorts Ltd.	30,252	3,004,326
		35,334,124
Hotels, Resorts & Cruise Lines – 9.5%
Airbnb, Inc. Class A (a)	113,591	17,211,308
Booking Holdings, Inc.	205,761	39,691,297
Carnival Corp. Ltd.	359,915	10,009,236
Choice Hotels International, Inc.	16,695	1,861,326
Expedia Group, Inc.	33,847	9,976,065
Global Business Travel Group I (a)	109,549	1,034,143
Hilton Grand Vacations, Inc. (a)	37,610	1,735,325
Hilton Worldwide Holdings, Inc.	60,583	19,416,246
Hyatt Hotels Corp. Class A	16,308	2,838,570
Lindblad Expeditions Holdings, Inc. (a)	48,218	1,426,288
Marriott International, Inc. Class A	59,255	22,092,042
Marriott Vacations Worldwide Corp.	22,531	2,196,998
Norwegian Cruise Line Holdings Ltd. (a)	186,657	3,458,754
Royal Caribbean Cruises Ltd.	67,769	21,570,873
Target Hospitality Corp. (a)	31,712	482,022
Travel & Leisure Co.	32,613	2,479,240
Wyndham Hotels & Resorts, Inc.	32,753	2,451,890
		159,931,623
Leisure Facilities – 0.7%
Life Time Group Holdings, Inc. (a)	69,398	3,129,850
Planet Fitness, Inc. Class A (a)	40,906	2,287,054
Pursuit Attractions & Hospitality, Inc. (a)	20,479	1,034,804
Six Flags Entertainment Corp. (a)	80,897	1,401,945
United Parks & Resorts, Inc. (a)	18,946	845,560
Vail Resorts, Inc.	17,709	2,645,370
		11,344,583
Restaurants – 10.0%
Aramark	86,249	4,913,605
BJ's Restaurants, Inc. (a)	16,004	1,082,030
Bloomin' Brands, Inc.	74,713	647,015

	Shares	Value

Brinker International, Inc. (a)	19,455	$4,157,533
Cava Group, Inc. (a)	35,614	2,323,101
Cheesecake Factory, Inc.	30,276	3,070,592
Chipotle Mexican Grill, Inc. (a)	355,154	13,218,832
Cracker Barrel Old Country Store, Inc.	21,094	1,189,491
Darden Restaurants, Inc.	33,811	6,883,243
Domino's Pizza, Inc.	10,968	3,810,722
DoorDash, Inc. Class A (a)	100,962	19,804,706
Dutch Bros, Inc. Class A (a)	52,230	3,438,301
First Watch Restaurant Group, Inc. (a)	58,036	745,763
Krispy Kreme, Inc. (a)	79,670	253,351
Kura Sushi USA, Inc. Class A (a)	6,525	300,607
McDonald's Corp.	180,202	48,769,869
Papa John's International, Inc.	32,211	963,109
Serve Robotics, Inc. (a)	60,796	290,605
Shake Shack, Inc. Class A (a)	26,758	1,679,064
Starbucks Corp.	292,329	30,767,627
Sweetgreen, Inc. Class A (a)	96,317	621,245
Texas Roadhouse, Inc.	22,557	4,634,110
Wendy's Co.	159,588	1,174,568
Wingstop, Inc.	15,463	2,002,304
Yum! Brands, Inc.	75,099	11,511,175
		168,252,568
TOTAL HOTELS, RESTAURANTS & LEISURE		374,862,898
HOUSEHOLD DURABLES – 5.2%
Consumer Electronics – 0.9%
Garmin Ltd.	44,964	13,209,524
Sonos, Inc. (a)	100,038	1,466,557
		14,676,081
Home Furnishings – 0.6%
Ethan Allen Interiors, Inc.	24,258	543,379
La-Z-Boy, Inc.	40,243	1,584,769
Leggett & Platt, Inc.	129,442	1,268,532
Mohawk Industries, Inc. (a)	24,189	2,977,666
Somnigroup International, Inc.	67,024	4,378,678
		10,753,024
Homebuilding – 3.2%
Beazer Homes USA, Inc. (a)	25,865	830,266
Cavco Industries, Inc. (a)	4,224	2,310,655
Century Communities, Inc.	24,973	1,677,187
Champion Homes, Inc. (a)	29,889	2,379,463
Dr. Horton, Inc.	72,168	10,324,354
Dream Finders Homes, Inc. Class A (a)	26,558	339,677
Green Brick Partners, Inc. (a)	24,954	1,764,996
Hovnanian Enterprises, Inc. Class A (a)	4,645	575,515
Installed Building Products, Inc.	11,036	2,460,366

See accompanying notes which are an integral part of the financial statements.
Annual Report	8

Common Stocks – continued
	Shares	Value
HOUSEHOLD DURABLES – continued
Homebuilding – continued
KB Home	39,244	$2,157,243
Legacy Housing Corp. (a)	10,445	274,286
Lennar Corp. Class A	63,498	5,229,060
LGI Homes, Inc. (a)	19,722	1,076,230
M/I Homes, Inc. (a)	15,128	2,210,655
Meritage Homes Corp.	34,173	2,398,945
NVR, Inc. (a)	842	5,175,816
PulteGroup, Inc.	56,966	7,204,490
Toll Brothers, Inc.	32,153	4,690,801
		53,080,005
Household Appliances – 0.4%
Cricut, Inc. Class A	47,873	224,524
SharkNinja, Inc. (a)	31,741	5,134,742
Whirlpool Corp.	41,553	1,558,238
		6,917,504
Housewares & Specialties – 0.1%
Newell Brands, Inc.	412,224	2,308,454
TOTAL HOUSEHOLD DURABLES		87,735,068
LEISURE PRODUCTS – 1.2%
Leisure Products – 1.2%
Acushnet Holdings Corp.	19,539	1,978,715
Brunswick Corp.	31,055	2,453,345
Callaway Golf Co. (a)	107,789	1,989,785
Hasbro, Inc.	44,188	4,151,021
Latham Group, Inc. (a)	48,182	258,255
Malibu Boats, Inc. Class A (a)	17,669	487,134
Mattel, Inc. (a)	145,561	2,196,515
Peloton Interactive, Inc. Class A (a)	310,446	1,983,750
Polaris, Inc.	31,667	2,124,222
Sturm Ruger & Co., Inc.	14,198	527,740
YETI Holdings, Inc. (a)	45,085	2,206,460
TOTAL LEISURE PRODUCTS		20,356,942
SPECIALTY RETAIL – 20.2%
Apparel Retail – 5.5%
Abercrombie & Fitch Co. Class A (a)	26,383	2,626,164
American Eagle Outfitters, Inc.	109,171	1,875,558
Boot Barn Holdings, Inc. (a)	15,308	2,280,739
Buckle, Inc.	29,943	1,310,605
Burlington Stores, Inc. (a)	19,281	7,104,663
Gap, Inc.	111,715	2,244,354
RealReal, Inc. (a)	107,151	1,295,456
Revolve Group, Inc. (a)	40,742	1,023,032
Ross Stores, Inc.	84,670	21,258,097
Shoe Station Group, Inc.	18,232	277,126
ThredUp, Inc. Class A (a)	101,906	589,017
TJX Cos., Inc.	282,286	44,414,879

	Shares	Value

Urban Outfitters, Inc. (a)	29,792	$2,209,970
Victoria's Secret & Co. (a)	41,301	3,662,573
		92,172,233
Automotive Retail – 4.2%
Advance Auto Parts, Inc.	37,231	2,067,810
Asbury Automotive Group, Inc. (a)	10,742	2,488,921
AutoNation, Inc. (a)	12,522	2,659,673
AutoZone, Inc. (a)	4,384	13,223,240
CarMax, Inc. (a)	63,615	3,642,595
Carvana Co. (a)	179,158	11,172,293
Group 1 Automotive, Inc.	6,487	1,860,277
Lithia Motors, Inc.	10,027	3,864,606
Murphy USA, Inc.	6,305	3,831,927
O'Reilly Automotive, Inc. (a)	220,087	19,664,774
Penske Automotive Group, Inc.	11,530	2,505,584
Sonic Automotive, Inc. Class A	13,623	1,247,594
Valvoline, Inc. (a)	65,686	2,522,999
		70,752,293
Computer & Electronics Retail – 0.5%
Best Buy Co., Inc.	67,412	5,814,959
GameStop Corp. Class A (a)	151,879	3,298,812
		9,113,771
Home Improvement Retail – 6.9%
Floor & Decor Holdings, Inc. Class A (a)	51,578	2,969,346
Home Depot, Inc.	250,298	83,088,924
Lowe's Cos., Inc.	143,240	29,766,704
		115,824,974
Homefurnishing Retail – 0.9%
Arhaus, Inc.	50,868	376,932
Bob's Discount Furniture, Inc. (a)	23,488	391,545
RH (a)	12,785	2,116,173
Wayfair, Inc. Class A (a)	44,652	3,790,955
Williams-Sonoma, Inc.	35,637	8,148,756
		14,824,361
Other Specialty Retail – 2.2%
Academy Sports & Outdoors, Inc.	38,394	1,821,795
Bath & Body Works, Inc.	116,937	2,352,772
Build-A-Bear Workshop, Inc.	11,642	394,897
Chewy, Inc. Class A (a)	110,868	2,505,617
Dick's Sporting Goods, Inc.	20,528	4,021,640
Five Below, Inc. (a)	18,716	4,063,805
MarineMax, Inc. (a)	19,449	670,407
National Vision Holdings, Inc. (a)	74,198	1,635,324
Petco Health & Wellness Co., Inc. (a)	84,058	234,522
Sally Beauty Holdings, Inc. (a)	92,073	1,378,333
Signet Jewelers Ltd.	24,575	2,283,018
Tractor Supply Co.	164,572	5,063,880
Ulta Beauty, Inc. (a)	13,027	6,680,636
Upbound Group, Inc.	51,435	997,325
See accompanying notes which are an integral part of the financial statements.
9	Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Other Specialty Retail – continued
Warby Parker, Inc. Class A (a)	65,912	$1,759,191
Winmark Corp.	2,985	995,498
		36,858,660
TOTAL SPECIALTY RETAIL		339,546,292
TEXTILES, APPAREL & LUXURY GOODS – 3.5%
Apparel, Accessories & Luxury Goods – 2.1%
Capri Holdings Ltd. (a)	93,546	1,490,188
Carter's, Inc.	34,539	1,332,169
Columbia Sportswear Co.	21,907	1,300,838
Figs, Inc. Class A (a)	88,497	946,918
G-III Apparel Group Ltd.	37,426	1,362,681
Kontoor Brands, Inc.	29,849	2,499,555
Levi Strauss & Co. Class A	76,385	1,872,960
Lululemon Athletica, Inc. (a)	33,598	3,993,794
Oxford Industries, Inc.	13,784	522,689
PVH Corp.	25,247	2,187,905
Ralph Lauren Corp.	12,699	4,829,938
Tapestry, Inc.	58,069	8,847,973
Under Armour, Inc. Class A (a)	142,534	947,851
Under Armour, Inc. Class C (a)	118,829	771,200
VF Corp.	147,865	2,117,427
		35,024,086
Footwear – 1.4%
Crocs, Inc. (a)	22,894	2,930,661

	Shares	Value

Deckers Outdoor Corp. (a)	46,570	$4,511,702
NIKE, Inc. Class B	320,245	13,357,419
Steven Madden Ltd.	46,104	2,124,472
Wolverine World Wide, Inc.	80,628	1,586,759
		24,511,013
TOTAL TEXTILES, APPAREL & LUXURY GOODS		59,535,099
TOTAL COMMON STOCKS (Cost $1,392,974,114)		1,680,129,980
Money Market Fund – 0.3%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.57% (b) (Cost $5,130,000)	5,130,000	5,130,000
TOTAL INVESTMENT IN SECURITIES – 100.2% (Cost $1,398,104,114)		1,685,259,980
NET OTHER ASSETS (LIABILITIES) – (0.2%)		(3,801,087)
NET ASSETS – 100.0%		$1,681,458,893

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Consumer Discretionary Select Sector Index Contracts (United States)	5	September 2026	1,178,100	$ 35,821	$ 35,821
CME E-mini Russell 2000 Index Contracts (United States)	2	September 2026	293,800	(2,703)	(2,703)
Total Equity Index Contracts					$33,118
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
See accompanying notes which are an integral part of the financial statements.
Annual Report	10

Investment Valuation
The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,680,129,980	$1,680,129,980	$—	$—
Money Market Funds	5,130,000	5,130,000	—	—
Total Investments in Securities:	$1,685,259,980	$1,685,259,980	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$35,821	$35,821	$—	$—
Total Assets	$35,821	$35,821	$—	$—
Liabilities
Futures Contracts	$(2,703)	$(2,703)	$—	$—
Total Liabilities	$(2,703)	$(2,703)	$—	$—
Total Derivative Instruments:	$33,118	$33,118	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$35,821	$(2,703)
Total Equity Risk	35,821	(2,703)
Total Value of Derivatives	$35,821	$(2,703)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
11	Annual Report

Fidelity® MSCI Consumer Staples Index ETF
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BEVERAGES – 19.9%
Brewers – 0.6%
Boston Beer Co., Inc. Class A (a)	13,080	$2,396,256
Molson Coors Beverage Co. Class B	132,328	5,499,552
		7,895,808
Distillers & Vintners – 1.2%
Brown-Forman Corp. Class B	177,432	5,097,621
Brown-Forman Corp. Class A	72,998	2,133,002
Constellation Brands, Inc. Class A	79,548	10,359,536
		17,590,159
Soft Drinks & Non-alcoholic Beverages – 18.1%
Celsius Holdings, Inc. (a)	168,652	4,926,325
Coca-Cola Co.	1,371,883	120,163,232
Coca-Cola Consolidated, Inc.	37,789	7,100,553
Keurig Dr. Pepper, Inc.	655,771	20,407,593
Monster Beverage Corp. (a)	347,457	33,487,905
National Beverage Corp.	40,872	1,293,190
PepsiCo, Inc.	429,287	59,911,294
Primo Brands Corp.	229,327	5,205,723
Vita Coco Co., Inc. (a)	63,839	4,209,544
		256,705,359
TOTAL BEVERAGES		282,191,326
CONSUMER STAPLES DISTRIBUTION & RETAIL – 38.4%
Consumer Staples Merchandise Retail – 30.2%
BJ's Wholesale Club Holdings, Inc. (a)	84,215	8,234,543
Costco Wholesale Corp.	169,575	161,416,747
Dollar General Corp.	122,056	15,507,215
Dollar Tree, Inc. (a)	111,507	14,184,805
PriceSmart, Inc.	28,258	5,479,509
Target Corp.	219,382	31,698,505
Walmart, Inc.	1,716,638	190,890,145
		427,411,469
Food Distributors – 4.2%
Andersons, Inc.	56,386	3,991,001
Chefs' Warehouse, Inc. (a)	51,257	5,912,495
Performance Food Group Co. (a)	97,262	11,125,800
Sysco Corp.	244,182	20,814,074
U.S. Foods Holding Corp. (a)	129,241	13,000,352
United Natural Foods, Inc. (a)	84,852	4,313,027
		59,156,749
Food Retail – 4.0%
Albertsons Cos., Inc. Class A	287,862	3,333,442
Casey's General Stores, Inc.	19,768	17,217,928
Grocery Outlet Holding Corp. (a)	158,529	1,456,881
Ingles Markets, Inc. Class A	25,270	2,274,553
Kroger Co.	305,374	17,632,295
Maplebear, Inc. (a)	136,686	6,096,196
Natural Grocers by Vitamin Cottage, Inc. Class C	15,867	508,696

	Shares	Value

Sprouts Farmers Market, Inc. (a)	76,261	$6,646,909
Weis Markets, Inc.	21,425	1,650,796
		56,817,696
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		543,385,914
FOOD PRODUCTS – 14.4%
Agricultural Products & Services – 3.0%
Archer-Daniels-Midland Co.	244,104	19,350,124
Bunge Global SA	80,513	8,552,896
Darling Ingredients, Inc. (a)	122,549	7,431,371
Del Monte Corp.	67,980	2,019,686
Ingredion, Inc.	54,448	5,415,398
		42,769,475
Packaged Foods & Meats – 11.4%
Cal-Maine Foods, Inc.	53,127	4,663,488
Campbell's Co.	218,688	4,806,762
Conagra Brands, Inc.	403,039	5,848,096
Dole PLC	131,926	1,865,434
Flowers Foods, Inc.	339,784	2,385,284
Freshpet, Inc. (a)	78,057	4,647,514
General Mills, Inc.	312,579	11,174,699
Hershey Co.	78,514	13,743,876
Hormel Foods Corp.	258,698	6,470,037
J&J Snack Foods Corp.	26,417	2,020,901
J.M. Smucker Co.	72,741	8,675,092
John B Sanfilippo & Son, Inc.	15,474	1,280,628
Kraft Heinz Co.	490,219	12,672,161
Lamb Weston Holdings, Inc.	121,408	6,379,990
Marzetti Co.	32,023	3,422,298
McCormick & Co., Inc.	167,920	8,547,128
Mission Produce, Inc. (a)	96,385	1,215,415
Mondelez International, Inc. Class A	602,332	37,531,307
Pilgrim's Pride Corp.	74,280	2,032,301
Post Holdings, Inc. (a)	45,405	4,150,471
Seaboard Corp.	457	2,016,860
Seneca Foods Corp. Class A (a)	8,182	1,354,039
Simply Good Foods Co. (a)	142,168	1,447,270
Tootsie Roll Industries, Inc.	29,210	1,139,774
TreeHouse Foods, Inc. (a)(b)	152	287
Tyson Foods, Inc. Class A	163,778	9,492,573
Utz Brands, Inc.	127,235	1,796,558
Vital Farms, Inc. (a)	62,562	796,414
		161,576,657
TOTAL FOOD PRODUCTS		204,346,132
HOUSEHOLD PRODUCTS – 14.8%
Household Products – 14.8%
Central Garden & Pet Co. Class A (a)	84,177	3,191,150
Central Garden & Pet Co. (a)	14,322	616,562

See accompanying notes which are an integral part of the financial statements.
Annual Report	12

Common Stocks – continued
	Shares	Value
HOUSEHOLD PRODUCTS – continued
Household Products – continued
Church & Dwight Co., Inc.	131,430	$12,986,598
Clorox Co.	81,922	7,826,009
Colgate-Palmolive Co.	361,899	33,041,379
Energizer Holdings, Inc.	100,926	2,116,418
Kimberly-Clark Corp.	172,575	18,864,173
Oil-Dri Corp. of America	15,207	1,508,687
Procter & Gamble Co.	829,380	119,837,116
Reynolds Consumer Products, Inc.	91,939	2,292,959
Spectrum Brands Holdings, Inc.	38,278	3,397,938
WD-40 Co.	19,152	4,350,185
TOTAL HOUSEHOLD PRODUCTS		210,029,174
PERSONAL CARE PRODUCTS – 3.6%
Personal Care Products – 3.6%
BellRing Brands, Inc. (a)	204,192	2,529,939
Coty, Inc. Class A (a)	614,622	1,690,210
Edgewell Personal Care Co.	77,084	2,095,914
elf Beauty, Inc. (a)	76,263	6,321,440
Estee Lauder Cos., Inc. Class A	143,214	12,015,655
Herbalife Ltd. (a)	179,613	2,230,793
Interparfums, Inc.	32,148	4,004,033
Kenvue, Inc.	992,348	19,092,776
TOTAL PERSONAL CARE PRODUCTS		49,980,760
TOBACCO – 8.6%
Tobacco – 8.6%
Altria Group, Inc.	768,706	52,525,681

	Shares	Value

Philip Morris International, Inc.	336,962	$64,299,089
Turning Point Brands, Inc.	31,575	2,355,811
Universal Corp.	43,290	2,280,950
TOTAL TOBACCO		121,461,531
TOTAL COMMON STOCKS (Cost $1,200,239,890)		1,411,394,837
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.57% (c) (Cost $3,150,000)	3,150,000	3,150,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,203,389,890)		1,414,544,837
NET OTHER ASSETS (LIABILITIES) – 0.1%		2,105,813
NET ASSETS – 100.0%		$1,416,650,650

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Consumer Staples Select Sector Index Contracts (United States)	57	September 2026	4,905,420	$ 20,297	$ 20,297
CME E-mini Russell 2000 Index Contracts (United States)	1	September 2026	146,900	(1,622)	(1,622)
Total Equity Index Contracts					$18,675
The notional amount of futures purchased as a percentage of Net Assets is 0.4%
See accompanying notes which are an integral part of the financial statements.
13	Annual Report

Fidelity® MSCI Consumer Staples Index ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,411,394,837	$1,411,394,550	$—	$287
Money Market Funds	3,150,000	3,150,000	—	—
Total Investments in Securities:	$1,414,544,837	$1,414,544,550	$—	$287
Derivative Instruments:
Assets
Futures Contracts	$20,297	$20,297	$—	$—
Total Assets	$20,297	$20,297	$—	$—
Liabilities
Futures Contracts	$(1,622)	$(1,622)	$—	$—
Total Liabilities	$(1,622)	$(1,622)	$—	$—
Total Derivative Instruments:	$18,675	$18,675	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$20,297	$(1,622)
Total Equity Risk	20,297	(1,622)
Total Value of Derivatives	$20,297	$(1,622)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	14

Fidelity® MSCI Energy Index ETF
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 11.6%
Oil & Gas Drilling – 1.3%
Helmerich & Payne, Inc.	97,471	$3,369,572
Nabors Industries Ltd. (a)	18,228	1,561,593
Noble Corp. PLC	114,996	4,875,830
Patterson-UTI Energy, Inc.	367,251	3,848,791
Seadrill Ltd. (a)	62,363	2,796,357
Transocean Ltd. (a)	886,972	4,718,691
Valaris Ltd. (a)	56,246	4,454,121
		25,624,955
Oil & Gas Equipment & Services – 10.3%
Archrock, Inc.	150,776	5,391,750
Atlas Energy Solutions, Inc.	96,933	1,045,907
Baker Hughes Co.	779,660	47,161,633
Bristow Group, Inc.	20,925	948,321
Cactus, Inc. Class A	65,651	4,267,972
Core Laboratories, Inc.	73,077	777,539
Expro Ltd. (a)	122,310	1,950,845
Flowco Holdings, Inc. Class A	8,808	180,124
Halliburton Co.	682,201	22,000,982
Helix Energy Solutions Group, Inc. (a)	190,843	1,814,917
Innovex International, Inc. (a)	57,460	1,613,477
Kodiak Gas Services, Inc.	93,146	5,468,602
Liberty Energy, Inc.	151,823	2,840,608
National Energy Services Reunited Corp. (a)	9,549	257,441
NOV, Inc.	323,088	6,277,600
Oceaneering International, Inc. (a)	99,132	4,835,659
ProPetro Holding Corp. (a)	130,997	1,454,067
RPC, Inc.	188,153	1,055,538
Select Water Solutions, Inc.	149,450	2,767,814
SLB Ltd.	1,176,804	58,357,710
Solaris Energy Infrastructure, Inc.	47,145	2,423,724
TechnipFMC PLC	335,155	24,017,207
TETRA Technologies, Inc. (a)	162,576	1,251,835
Tidewater, Inc. (a)	19,275	1,446,782
WaterBridge Infrastructure LLC Class A	54,445	1,863,108
Weatherford International PLC	62,831	5,515,933
		206,987,095
TOTAL ENERGY EQUIPMENT & SERVICES		232,612,050
OIL, GAS & CONSUMABLE FUELS – 88.1%
Coal & Consumable Fuels – 0.7%
Centrus Energy Corp. Class A (a)	17,106	3,026,565
Core Natural Resources, Inc.	47,817	3,817,709
Peabody Energy Corp.	115,832	2,469,538
Uranium Energy Corp. (a)	421,365	4,045,104
		13,358,916

	Shares	Value

Integrated Oil & Gas – 38.0%
Chevron Corp.	1,467,854	$288,917,703
ExxonMobil Holdings Corp.	2,843,018	441,918,718
Occidental Petroleum Corp.	590,147	33,679,689
		764,516,110
Oil & Gas Exploration & Production – 21.8%
Antero Resources Corp. (a)	248,540	8,982,236
APA Corp.	301,444	11,249,890
BKV Corp. (a)	36,239	886,406
California Resources Corp.	64,282	3,382,519
Chord Energy Corp.	51,178	7,184,368
CNX Resources Corp. (a)	126,518	4,529,344
Comstock Resources, Inc. (a)	105,644	1,400,839
ConocoPhillips	978,486	117,887,993
Crescent Energy Co. Class A	295,102	3,384,820
Devon Energy Corp.	894,954	40,389,274
Diamondback Energy, Inc.	149,877	30,417,537
Diversified Energy Co.	104,241	1,403,084
EOG Resources, Inc.	428,143	63,660,583
EQT Corp.	492,891	26,266,161
Expand Energy Corp.	192,080	18,061,282
Granite Ridge Resources, Inc.	178,562	848,170
Gulfport Energy Corp. (a)	15,760	2,543,191
Kimbell Royalty Partners LP	118,162	1,768,885
Kosmos Energy Ltd. (a)	891,234	2,397,420
Magnolia Oil & Gas Corp. Class A	209,267	5,380,255
Matador Resources Co.	106,380	5,307,298
Murphy Oil Corp.	127,023	5,047,894
Northern Oil & Gas, Inc.	99,064	2,095,204
Ovintiv, Inc.	235,783	14,727,006
Permian Resources Corp. Class A	590,767	12,589,245
Range Resources Corp.	203,131	8,153,678
Riley Exploration Permian, Inc.	32,962	1,129,608
Sable Offshore Corp. (a)	224,166	1,185,838
SM Energy Co.	214,642	6,980,158
Talos Energy, Inc. (a)	154,876	2,351,018
Tamboran Resources Corp. (a)	8,148	270,921
Texas Pacific Land Corp.	47,230	19,013,853
Viper Energy, Inc. Class A	164,879	7,355,252
Vitesse Energy, Inc.	54,475	849,810
		439,081,040
Oil & Gas Refining & Marketing – 13.0%
Calumet, Inc. (a)	79,523	3,514,121
CVR Energy, Inc.	57,952	2,064,250
Delek U.S. Holdings, Inc.	66,332	4,501,953
Green Plains, Inc. (a)	14,979	252,396
HF Sinclair Corp.	135,654	12,408,271
Marathon Petroleum Corp.	238,328	75,423,662
Par Pacific Holdings, Inc. (a)	55,104	4,740,597
PBF Energy, Inc. Class A	87,816	6,347,341
Phillips 66	318,310	67,379,861

See accompanying notes which are an integral part of the financial statements.
15	Annual Report

Fidelity® MSCI Energy Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Refining & Marketing – continued
REX American Resources Corp. (a)	43,792	$1,884,808
Sunococorp LLC	44,159	3,375,514
Valero Energy Corp.	241,868	75,680,497
World Kinect Corp.	67,794	2,702,269
		260,275,540
Oil & Gas Storage & Transportation – 14.6%
Antero Midstream Corp.	310,081	6,812,480
Cheniere Energy, Inc.	167,750	44,213,868
Dorian LPG Ltd.	51,463	2,440,375
DT Midstream, Inc.	84,314	11,635,332
Excelerate Energy, Inc. Class A	37,245	1,462,611
Hess Midstream LP Class A	114,340	4,668,502
International Seaways, Inc.	43,360	4,170,365
Kinder Morgan, Inc.	1,536,956	49,459,244
Kinetik Holdings, Inc.	52,609	2,660,437
NextDecade Corp. (a)	227,150	1,526,448
ONEOK, Inc.	497,854	45,210,122
Plains GP Holdings LP Class A (a)	185,514	4,884,584
Targa Resources Corp.	170,532	46,106,737
Williams Cos., Inc.	960,262	68,697,143
		293,948,248
TOTAL OIL, GAS & CONSUMABLE FUELS		1,771,179,854
TOTAL COMMON STOCKS (Cost $1,589,017,576)		2,003,791,904
Money Market Fund – 0.2%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.57% (b) (Cost $4,180,000)	4,180,000	$4,180,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,593,197,576)		2,007,971,904
NET OTHER ASSETS (LIABILITIES) – 0.1%		1,078,850
NET ASSETS – 100.0%		$2,009,050,754

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Energy Select Sector Index Contracts (United States)	41	September 2026	$5,139,760	$151,222	$151,222
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
See accompanying notes which are an integral part of the financial statements.
Annual Report	16

Investment Valuation
The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,003,791,904	$2,003,791,904	$—	$—
Money Market Funds	4,180,000	4,180,000	—	—
Total Investments in Securities:	$2,007,971,904	$2,007,971,904	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$151,222	$151,222	$—	$—
Total Assets	$151,222	$151,222	$—	$—
Total Derivative Instruments:	$151,222	$151,222	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$151,222	$0
Total Equity Risk	151,222	0
Total Value of Derivatives	$151,222	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
17	Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
BANKS – 30.9%
Diversified Banks – 23.7%
Bank of America Corp.	1,782,906	$110,451,027
Citigroup, Inc.	447,957	59,331,905
Fifth Third Bancorp	237,836	13,437,734
First Citizens BancShares, Inc. Class A	1,982	4,333,940
JPMorgan Chase & Co.	704,456	247,820,576
KeyCorp	238,511	5,387,964
PNC Financial Services Group, Inc.	105,581	26,381,524
U.S. Bancorp	407,682	25,688,043
Wells Fargo & Co.	804,805	69,575,392
		562,408,105
Regional Banks – 7.2%
1st Source Corp.	4,443	398,715
Amalgamated Financial Corp.	4,772	235,641
Amerant Bancorp, Inc.	8,570	253,672
Ameris Bancorp	16,971	1,480,041
Associated Banc-Corp.	43,308	1,337,351
Atlantic Union Bankshares Corp.	37,402	1,586,967
Axos Financial, Inc. (a)	13,514	1,370,455
Banc of California, Inc.	38,571	738,635
BancFirst Corp.	5,509	621,525
Bancorp, Inc. (a)	10,619	712,216
Bank First Corp.	2,577	393,611
Bank of Hawaii Corp.	10,624	848,858
Bank OZK	27,782	1,425,217
BankUnited, Inc.	19,508	910,048
Banner Corp.	8,944	629,747
Beacon Financial Corp.	22,260	701,413
BOK Financial Corp.	5,186	732,730
Burke & Herbert Financial Services Corp.	4,357	319,150
Business First Bancshares, Inc.	8,012	254,942
Byline Bancorp, Inc.	8,681	340,903
Camden National Corp.	4,337	251,069
Capital City Bank Group, Inc.	3,605	186,991
Capitol Federal Financial, Inc.	32,726	289,298
Cathay General Bancorp	16,794	1,061,213
Central Pacific Financial Corp.	6,009	236,755
Citizens Financial Group, Inc.	111,620	7,997,573
City Holding Co.	3,793	550,402
CNB Financial Corp.	7,393	259,494
Coastal Financial Corp. (a)	3,473	142,358
Columbia Banking System, Inc.	76,174	2,381,961
Columbia Financial, Inc. (a)	67,515	729,837
Commerce Bancshares, Inc.	35,687	2,115,168
Community Financial System, Inc.	13,760	891,786
Community Trust Bancorp, Inc.	4,648	364,636
ConnectOne Bancorp, Inc.	12,236	403,054
Cullen/Frost Bankers, Inc.	15,711	2,613,368

	Shares	Value

Customers Bancorp, Inc. (a)	8,626	$678,694
CVB Financial Corp.	43,776	979,269
Dime Commercial Bancshares, Inc.	10,378	423,007
Eagle Bancorp, Inc.	7,597	210,817
East West Bancorp, Inc.	35,976	4,712,856
Eastern Bankshares, Inc.	56,116	1,288,423
Enterprise Financial Services Corp.	9,806	650,236
Equity Bancshares, Inc. Class A	4,409	223,448
Esquire Financial Holdings, Inc.	1,987	256,760
Farmers National Banc Corp.	15,371	243,784
FB Financial Corp.	11,600	700,408
First BanCorp	40,652	1,176,062
First Bancorp/Southern Pines NC	10,606	666,799
First Busey Corp.	20,950	646,517
First Commonwealth Financial Corp.	26,718	575,238
First Community Bankshares, Inc.	4,508	215,122
First Financial Bancorp	27,512	930,731
First Financial Bankshares, Inc.	33,859	1,189,805
First Financial Corp.	2,937	236,575
First Hawaiian, Inc.	32,277	896,978
First Horizon Corp.	125,458	3,216,743
First Interstate BancSystem, Inc. Class A	21,742	826,631
First Merchants Corp.	16,761	723,069
First Mid Bancshares, Inc.	6,121	318,843
Firstsun Capital Bancorp (a)	7,397	286,116
Five Star Bancorp	4,177	197,113
Flagstar Bank NA	81,953	1,165,372
FNB Corp.	93,651	1,770,004
Fulton Financial Corp.	49,136	1,195,479
German American Bancorp, Inc.	9,626	489,771
Glacier Bancorp, Inc.	34,314	1,691,337
Great Southern Bancorp, Inc.	2,162	173,630
Hancock Whitney Corp.	21,418	1,649,186
Hanmi Financial Corp.	8,362	266,581
HBT Financial, Inc.	4,540	162,714
Heritage Financial Corp.	10,860	322,868
Hilltop Holdings, Inc.	10,541	415,737
Home BancShares, Inc.	50,423	1,566,643
Hope Bancorp, Inc.	31,798	445,490
Horizon Bancorp, Inc.	14,159	289,551
Huntington Bancshares, Inc.	535,027	9,116,860
Independent Bank Corp.	12,824	1,075,036
Independent Bank Corp.	5,148	196,654
International Bancshares Corp.	14,293	1,093,986
Lakeland Financial Corp.	6,591	412,926
Live Oak Bancshares, Inc.	9,691	414,775
M&T Bank Corp.	39,134	9,638,313
Mercantile Bank Corp.	4,371	262,610
Metrocity Bankshares, Inc.	5,854	207,114

See accompanying notes which are an integral part of the financial statements.
Annual Report	18

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
Metropolitan Bank Holding Corp.	2,977	$275,313
National Bank Holdings Corp. Class A	10,913	471,332
NB Bancorp, Inc.	10,085	232,056
NBT Bancorp, Inc.	13,026	685,819
Nicolet Bankshares, Inc.	5,238	895,279
Northeast Bank	1,934	240,145
Northwest Bancshares, Inc.	36,655	576,950
OceanFirst Financial Corp.	21,406	413,350
OFG Bancorp	11,459	605,723
Old National Bancorp	92,123	2,454,157
Old Second Bancorp, Inc.	13,473	340,732
Origin Bancorp, Inc.	7,323	400,788
Orrstown Financial Services, Inc.	4,898	209,291
Park National Corp.	4,315	898,167
Pathward Financial, Inc.	5,816	513,204
Peapack-Gladstone Financial Corp.	4,194	192,840
Peoples Bancorp, Inc.	9,197	383,147
Pinnacle Financial Partners, Inc.	39,457	4,152,060
Popular, Inc.	17,016	2,981,373
Preferred Bank	1,871	195,407
Prosperity Bancshares, Inc.	30,218	2,262,422
Provident Financial Services, Inc.	29,627	731,194
QCR Holdings, Inc.	4,231	435,581
Regions Financial Corp.	224,380	6,944,561
Renasant Corp.	24,940	1,086,636
Republic Bancorp, Inc. Class A	2,336	232,525
S&T Bancorp, Inc.	9,725	507,159
Seacoast Banking Corp. of Florida	25,567	888,198
ServisFirst Bancshares, Inc.	13,535	1,211,382
Simmons First National Corp. Class A	38,298	903,450
South Plains Financial, Inc.	3,433	153,936
Southern Missouri Bancorp, Inc.	2,481	192,054
Southside Bancshares, Inc.	7,483	243,272
Southstate Bank Corp.	25,860	2,717,627
Stock Yards Bancorp, Inc.	7,172	610,337
Texas Capital Bancshares, Inc.	11,778	1,164,255
TFS Financial Corp.	14,602	268,823
Tompkins Financial Corp.	3,352	334,664
Towne Bank	23,190	879,133
TriCo Bancshares	7,907	454,969
Triumph Financial, Inc. (a)	5,980	454,061
Truist Financial Corp.	325,943	16,896,885
TrustCo Bank Corp.	4,647	264,786
Trustmark Corp.	15,154	719,057
UMB Financial Corp.	19,001	2,769,016
United Bankshares, Inc.	36,757	1,780,877
United Community Banks, Inc.	31,706	1,123,661

	Shares	Value

Univest Financial Corp.	7,350	$325,164
Valley National Bancorp	123,765	1,768,602
WaFd, Inc.	20,097	738,967
Washington Trust Bancorp, Inc.	5,257	204,918
Webster Financial Corp.	42,049	3,247,024
WesBanco, Inc.	25,679	1,062,597
Westamerica BanCorp	6,032	362,825
Western Alliance Bancorp	27,470	2,211,060
Wintrust Financial Corp.	17,671	2,819,231
WSFS Financial Corp.	13,832	1,109,326
Zions Bancorp NA	38,920	2,712,724
		172,169,573
TOTAL BANKS		734,577,678
CAPITAL MARKETS – 24.7%
Asset Management & Custody Banks – 7.8%
Acadian Asset Management, Inc.	7,455	644,783
Affiliated Managers Group, Inc.	6,661	2,442,789
Ameriprise Financial, Inc.	23,793	12,987,171
ARES Management Corp. Class A	55,140	7,062,883
Artisan Partners Asset Management, Inc. Class A	18,063	708,792
Bank of New York Mellon Corp.	180,409	28,203,339
Blackrock, Inc.	38,764	42,267,878
Blackstone, Inc.	194,926	24,901,796
Blue Owl Capital, Inc.	166,089	1,710,717
Carlyle Group, Inc.	68,783	3,165,394
Cohen & Steers, Inc.	7,630	627,720
DigitalBridge Group, Inc.	47,806	758,681
Federated Hermes, Inc.	19,225	1,152,731
Franklin Resources, Inc.	75,237	2,547,525
Galaxy Digital, Inc. Class A (a)	50,394	1,058,778
Hamilton Lane, Inc. Class A	11,058	983,167
Invesco Ltd.	93,888	2,779,085
KKR & Co., Inc.	163,971	16,631,579
Northern Trust Corp.	46,171	8,411,894
Ridgepost Capital, Inc. Class A	16,650	143,523
SEI Investments Co.	26,493	2,728,249
State Street Corp.	73,256	13,490,825
StepStone Group, Inc. Class A	19,133	839,173
T. Rowe Price Group, Inc.	57,158	6,387,406
TPG, Inc.	36,568	1,596,559
Victory Capital Holdings, Inc. Class A	10,698	1,059,423
Virtus Investment Partners, Inc.	1,670	266,114
Wealthfront Corp. (a)	10,839	102,862
WisdomTree, Inc.	33,884	656,333
		186,317,169
Financial Exchanges & Data – 6.2%
Cboe Global Markets, Inc.	27,565	8,551,490
CME Group, Inc.	95,287	25,516,906
See accompanying notes which are an integral part of the financial statements.
19	Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
CAPITAL MARKETS – continued
Financial Exchanges & Data – continued
Coinbase Global, Inc. Class A (a)	55,631	$8,136,590
Donnelley Financial Solutions, Inc. (a)	6,457	305,416
FactSet Research Systems, Inc.	9,642	2,537,774
Intercontinental Exchange, Inc.	148,775	22,685,212
MarketAxess Holdings, Inc.	9,417	1,528,379
Miami International Holdings, Inc. (a)	5,077	238,822
Moody's Corp.	39,585	18,936,672
Morningstar, Inc.	5,312	1,022,932
MSCI, Inc.	18,744	10,726,067
Nasdaq, Inc.	119,354	11,241,953
S&P Global, Inc.	79,616	32,796,219
Tradeweb Markets, Inc. Class A	30,480	3,063,240
		147,287,672
Investment Banking & Brokerage – 10.7%
BGC Group, Inc. Class A	95,824	1,103,893
Charles Schwab Corp.	433,668	45,639,220
Evercore, Inc. Class A	9,934	3,184,443
Freedom Holding Corp. (a)	4,852	733,962
Goldman Sachs Group, Inc.	77,477	78,901,027
Houlihan Lokey, Inc.	14,305	1,795,135
Interactive Brokers Group, Inc. Class A	111,056	9,771,818
Jefferies Financial Group, Inc.	40,544	2,213,703
Lazard, Inc.	25,164	1,066,450
LPL Financial Holdings, Inc.	21,061	7,449,276
Moelis & Co. Class A	15,775	1,058,187
Morgan Stanley	311,227	65,488,385
Oppenheimer Holdings, Inc. Class A	1,531	163,266
Perella Weinberg Partners	18,125	319,906
Piper Sandler Cos.	18,259	1,384,032
PJT Partners, Inc. Class A	5,874	988,653
Raymond James Financial, Inc.	46,588	8,198,556
Robinhood Markets, Inc. Class A (a)	197,124	17,063,054
Stifel Financial Corp.	39,641	3,286,635
StoneX Group, Inc. (a)	27,904	2,136,609
Virtu Financial, Inc. Class A	21,610	1,269,155
		253,215,365
TOTAL CAPITAL MARKETS		586,820,206
CONSUMER FINANCE – 4.6%
Consumer Finance – 4.6%
Ally Financial, Inc.	72,919	3,159,580
American Express Co.	139,588	46,936,465
Atlanticus Holdings Corp. (a)	1,373	144,838
Bread Financial Holdings, Inc.	2,386	257,855

	Shares	Value

Capital One Financial Corp.	157,114	$32,838,397
Credit Acceptance Corp. (a)	1,414	804,439
Dave, Inc. (a)	2,777	1,034,960
Encore Capital Group, Inc. (a)	5,343	502,669
Enova International, Inc. (a)	6,324	1,607,181
EZCORP, Inc. Class A (a)	15,174	451,730
Figure Technology Solutions, Inc. Class A (a)	8,621	214,749
FirstCash Holdings, Inc.	10,397	2,121,092
Happen, Inc. (a)	29,500	564,630
Jefferson Capital, Inc.	6,353	127,759
LendingTree, Inc. (a)	2,911	92,744
Navient Corp.	17,653	148,109
Nelnet, Inc. Class A	3,696	502,176
NerdWallet, Inc. Class A (a)	10,111	90,999
OneMain Holdings, Inc.	31,019	1,941,169
PRA Group, Inc. (a)	11,152	193,710
PROG Holdings, Inc.	10,780	474,536
SLM Corp.	50,413	1,310,486
SoFi Technologies, Inc. (a)	334,978	5,463,491
Synchrony Financial	91,304	6,919,930
Upstart Holdings, Inc. (a)	21,806	598,357
World Acceptance Corp. (a)	682	122,630
TOTAL CONSUMER FINANCE		108,624,681
FINANCIAL SERVICES – 24.4%
Commercial & Residential Mortgage Finance – 0.5%
Better Home & Finance Holding Co. (a)	2,528	59,408
Enact Holdings, Inc.	7,294	345,152
Essent Group Ltd.	23,459	1,547,356
Federal Agricultural Mortgage Corp. Class C	2,536	577,194
Merchants Bancorp	5,471	301,890
MGIC Investment Corp.	56,794	1,706,092
NMI Holdings, Inc. (a)	20,423	904,739
PennyMac Financial Services, Inc.	7,933	598,227
Radian Group, Inc.	35,796	1,395,686
Rocket Cos., Inc. Class A (a)	235,910	3,043,239
UWM Holdings Corp.	81,612	148,534
Walker & Dunlop, Inc.	8,915	442,986
		11,070,503
Diversified Financial Services – 1.0%
Apollo Global Management, Inc.	110,183	13,837,883
Corebridge Financial, Inc.	62,987	1,964,565
Equitable Holdings, Inc.	74,045	3,528,244
Jackson Financial, Inc. Class A	16,106	1,969,442
Voya Financial, Inc.	24,364	2,422,512
		23,722,646

See accompanying notes which are an integral part of the financial statements.
Annual Report	20

Common Stocks – continued
	Shares	Value
FINANCIAL SERVICES – continued
Multi-Sector Holdings – 7.9%
Berkshire Hathaway, Inc. Class B (a)	365,258	$186,844,077
Cannae Holdings, Inc.	9,431	137,221
		186,981,298
Specialized Finance – 0.1%
Burford Capital Ltd.	51,517	212,250
HA Sustainable Infrastructure Capital, Inc.	33,572	1,271,372
		1,483,622
Transaction & Payment Processing Services – 14.9%
Affirm Holdings, Inc. (a)	72,938	5,215,796
Block, Inc. (a)	134,686	10,941,891
Chime Financial, Inc. Class A (a)	32,162	739,404
Corpay, Inc. (a)	16,505	6,306,726
Euronet Worldwide, Inc. (a)	9,475	675,852
EVERTEC, Inc.	17,003	517,571
Fidelity National Information Services, Inc.	135,242	6,054,784
Fiserv, Inc. (a)	140,475	7,577,221
Flywire Corp. (a)	28,769	460,592
Global Payments, Inc.	61,435	5,165,455
Jack Henry & Associates, Inc.	19,063	2,936,465
Marqeta, Inc. Class A (a)	24,446	424,383
Mastercard, Inc. Class A	215,055	123,248,020
NCR Atleos Corp. (a)	19,550	919,436
Paymentus Holdings, Inc. Class A (a)	14,863	506,828
Payoneer Global, Inc. (a)	68,619	491,998
PayPal Holdings, Inc.	224,300	12,832,203
Remitly Global, Inc. (a)	47,148	1,073,560
Sezzle, Inc. (a)	4,437	686,626
Shift4 Payments, Inc. Class A (a)	13,336	706,808
Toast, Inc. Class A (a)	123,880	3,997,608
Visa, Inc. Class A	441,520	161,653,718
Western Union Co.	76,039	483,608
WEX, Inc. (a)	8,616	1,610,847
		355,227,400
TOTAL FINANCIAL SERVICES		578,485,469
HOTELS, RESTAURANTS & LEISURE – 0.0%
Casinos & Gaming – 0.0%
SHARPLINK, Inc. (a)	7,462	45,667
INSURANCE – 14.5%
Insurance Brokers – 3.2%
Abacus Global Management, Inc.	10,190	105,059
Accelerant Holdings Class A (a)	15,336	182,192
Aon PLC Class A	53,463	19,276,084
Arthur J Gallagher & Co.	67,540	16,845,827

	Shares	Value

Baldwin Insurance Group, Inc. (a)	20,349	$564,481
Brown & Brown, Inc.	75,785	5,335,264
Goosehead Insurance, Inc. Class A (a)	6,282	389,484
Hagerty, Inc. Class A (a)	11,064	127,568
Hippo Holdings, Inc. (a)	4,877	153,382
Marsh & McLennan Cos., Inc.	126,538	24,002,993
Neptune Insurance Holdings, Inc. Class A (a)	10,556	334,731
Ryan Specialty Holdings, Inc.	28,956	1,278,697
Willis Towers Watson PLC	24,831	8,341,229
		76,936,991
Life & Health Insurance – 2.7%
Aflac, Inc.	121,835	15,531,526
Brighthouse Financial, Inc. (a)	15,161	938,617
CNO Financial Group, Inc.	24,251	1,335,988
F&G Annuities & Life, Inc.	9,879	282,243
Genworth Financial, Inc. (a)	102,608	1,008,637
Globe Life, Inc.	20,606	3,755,443
Lincoln National Corp.	40,682	1,855,506
MetLife, Inc.	145,659	14,002,200
Oscar Health, Inc. Class A (a)	61,975	1,934,859
Primerica, Inc.	8,248	2,639,030
Principal Financial Group, Inc.	56,979	6,478,512
Prudential Financial, Inc.	91,350	11,152,008
Unum Group	38,179	3,287,594
		64,202,163
Multi-line Insurance – 0.0%
Horace Mann Educators Corp.	10,716	558,411
Property & Casualty Insurance – 8.1%
Allstate Corp.	67,747	17,890,628
American Financial Group, Inc.	17,504	2,480,667
American International Group, Inc.	140,477	11,038,683
AMERISAFE, Inc.	5,478	159,081
Arch Capital Group Ltd. (a)	91,243	9,172,659
Assurant, Inc.	13,079	3,651,526
Assured Guaranty Ltd.	11,190	925,637
Axis Capital Holdings Ltd.	19,630	2,067,432
Bowhead Specialty Holdings, Inc. (a)	5,096	155,887
Chubb Ltd.	91,829	32,202,594
Cincinnati Financial Corp.	40,890	7,265,335
Donegal Group, Inc. Class A	5,565	109,853
Employers Holdings, Inc.	5,315	268,673
Erie Indemnity Co. Class A	6,690	1,619,248
Fidelity National Financial, Inc.	67,787	3,497,131
First American Financial Corp.	25,527	1,914,270
Hamilton Insurance Group Ltd. Class B	12,955	465,862
Hanover Insurance Group, Inc.	9,242	2,149,966
Hartford Insurance Group, Inc.	72,343	10,266,195
See accompanying notes which are an integral part of the financial statements.
21	Annual Report

Fidelity® MSCI Financials Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
INSURANCE – continued
Property & Casualty Insurance – continued
HCI Group, Inc.	3,133	$548,306
Heritage Insurance Holdings, Inc. (a)	6,669	195,869
Kemper Corp.	15,713	445,935
Kinsale Capital Group, Inc.	5,781	2,060,464
Lemonade, Inc. (a)	17,055	823,927
Loews Corp.	44,585	5,172,306
Markel Group, Inc. (a)	3,305	6,221,134
Mercury General Corp.	7,320	784,118
Old Republic International Corp.	59,178	2,557,081
Palomar Holdings, Inc. (a)	7,011	938,002
Progressive Corp.	153,634	32,481,300
RLI Corp.	22,338	1,367,979
Root, Inc. Class A (a)	3,232	175,013
Safety Insurance Group, Inc.	3,841	397,121
Selective Insurance Group, Inc.	15,783	1,496,071
Skyward Specialty Insurance Group, Inc. (a)	10,530	631,274
Slide Insurance Holdings, Inc. (a)	7,585	151,472
Stewart Information Services Corp.	8,122	548,966
Tiptree, Inc.	6,151	109,303
Travelers Cos., Inc.	55,856	20,910,252
Trupanion, Inc. (a)	9,368	229,422
United Fire Group, Inc.	5,718	293,677
Universal Insurance Holdings, Inc.	6,623	289,491
W.R. Berkley Corp.	56,560	4,102,862
White Mountains Insurance Group Ltd.	632	1,325,765
		191,558,437
Reinsurance – 0.5%
Everest Group Ltd.	10,512	3,933,065
Reinsurance Group of America, Inc.	17,224	4,079,504
RenaissanceRe Holdings Ltd.	11,376	3,640,092
SiriusPoint Ltd. (a)	20,450	483,643
		12,136,304
TOTAL INSURANCE		345,392,306
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.7%
Mortgage REITs – 0.7%
Adamas Trust, Inc.	24,435	221,626
AGNC Investment Corp.	295,049	3,145,223
Annaly Capital Management, Inc.	188,740	4,288,173
Apollo Commercial Real Estate Finance, Inc.	34,399	227,721

	Shares	Value

Arbor Realty Trust, Inc.	42,371	$212,279
ARMOUR Residential REIT, Inc.	32,248	531,125
Blackstone Mortgage Trust, Inc. Class A	43,189	627,968
BrightSpire Capital, Inc.	31,654	158,587
Chimera Investment Corp.	22,821	284,806
Dynex Capital, Inc.	54,359	690,903
Ellington Financial, Inc.	31,926	423,977
Franklin BSP Realty Trust, Inc.	21,277	161,492
Ladder Capital Corp.	31,877	304,744
MFA Financial, Inc.	27,247	248,220
Orchid Island Capital, Inc.	52,719	342,146
PennyMac Mortgage Investment Trust	22,857	215,542
Redwood Trust, Inc.	35,950	164,292
Rithm Capital Corp.	147,193	1,454,267
Starwood Property Trust, Inc.	92,499	1,478,134
TPG RE Finance Trust, Inc.	18,522	147,620
Two Harbors Investment Corp.	28,570	345,411
TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)		15,674,256
SOFTWARE – 0.0%
Application Software – 0.0%
Porch Group, Inc. (a)	21,186	306,138
TOTAL COMMON STOCKS (Cost $1,527,581,743)		2,369,926,401
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.57% (b) (Cost $4,239,000)	4,239,000	4,239,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,531,820,743)		2,374,165,401
NET OTHER ASSETS (LIABILITIES) – 0.0%		1,117,666
NET ASSETS – 100.0%		$2,375,283,067

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.
Annual Report	22

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Financial Select Sector Index Contracts (United States)	28	September 2026	4,930,940	$ 188,321	$ 188,321
CME E-mini Russell 2000 Index Contracts (United States)	2	September 2026	293,800	(5,617)	(5,617)
Total Equity Index Contracts					$182,704
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,369,926,401	$2,369,926,401	$—	$—
Money Market Funds	4,239,000	4,239,000	—	—
Total Investments in Securities:	$2,374,165,401	$2,374,165,401	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$188,321	$188,321	$—	$—
Total Assets	$188,321	$188,321	$—	$—
Liabilities
Futures Contracts	$(5,617)	$(5,617)	$—	$—
Total Liabilities	$(5,617)	$(5,617)	$—	$—
Total Derivative Instruments:	$182,704	$182,704	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$188,321	$(5,617)
Total Equity Risk	188,321	(5,617)
Total Value of Derivatives	$188,321	$(5,617)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
23	Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BIOTECHNOLOGY – 22.5%
Biotechnology – 22.5%
AbbVie, Inc.	843,414	$211,646,309
ACADIA Pharmaceuticals, Inc. (a)	54,811	1,417,961
ADMA Biologics, Inc. (a)	105,130	889,400
Agios Pharmaceuticals, Inc. (a)	26,961	809,369
Akero Therapeutics, Inc. (a)(b)	22,341	0
Akouos, Inc. (a)(b)	11,863	1,779
Alkermes PLC (a)	75,454	3,696,491
Alnylam Pharmaceuticals, Inc. (a)	63,242	12,997,496
Amgen, Inc.	257,047	99,004,223
AnaptysBio, Inc. (a)	7,531	401,854
Annexon, Inc. (a)	56,429	287,506
Apogee Therapeutics, Inc. (a)	18,184	2,438,293
Arbutus Biopharma Corp. (a)	66,491	288,571
Arcellx, Inc. (a)(b)	12,690	0
Arcus Biosciences, Inc. (a)	41,676	1,174,846
Arcutis Biotherapeutics, Inc. (a)	53,500	1,437,010
Ardelyx, Inc. (a)	109,242	540,748
ArriVent Biopharma, Inc. (a)	11,581	345,345
Arrowhead Pharmaceuticals, Inc. (a)	56,697	4,799,401
ARS Pharmaceuticals, Inc. (a)	22,446	115,148
Aurinia Pharmaceuticals, Inc. (a)	50,673	754,014
Beam Therapeutics, Inc. (a)	42,454	1,083,426
Bicara Therapeutics, Inc. (a)	14,379	389,671
BioCryst Pharmaceuticals, Inc. (a)	99,245	891,220
Biogen, Inc. (a)	69,999	14,206,297
Biohaven Ltd. (a)	59,113	798,026
BioMarin Pharmaceutical, Inc. (a)	84,733	5,085,675
Bridgebio Pharma, Inc. (a)	69,918	5,599,733
Capricor Therapeutics, Inc. (a)	22,037	84,842
CareDx, Inc. (a)	20,738	906,458
Celcuity, Inc. (a)	7,483	646,382
Celldex Therapeutics, Inc. (a)	31,961	1,216,436
CG oncology, Inc. (a)	24,132	1,717,957
Chinook Therapeutics, Inc. (a)(b)	24,218	0
Cogent Biosciences, Inc. (a)	58,468	2,276,159
Compass Therapeutics, Inc. (a)	37,213	71,077
Corvus Pharmaceuticals, Inc. (a)	30,007	397,893
CRISPR Therapeutics AG (a)	40,171	1,927,806
Cullinan Therapeutics, Inc. (a)	18,023	297,380
Cytokinetics, Inc. (a)	52,797	4,072,233
CytomX Therapeutics, Inc. (a)	76,648	237,609
Damora Therapeutics, Inc. (a)	17,238	499,730
Denali Therapeutics, Inc. (a)	64,211	1,478,137
Dianthus Therapeutics, Inc. (a)	17,507	1,871,848
Disc Medicine, Inc. (a)	11,977	922,229
Dyne Therapeutics, Inc. (a)	65,929	1,660,092
Erasca, Inc. (a)	85,671	1,554,929
Evommune, Inc. (a)	5,145	57,881
Exelixis, Inc. (a)	111,916	5,934,906

	Shares	Value

First Tracks Biotherapeutics, Inc. (a)	11,588	$510,336
Geron Corp. (a)	237,983	306,998
Gilead Sciences, Inc.	591,860	77,066,091
GRAIL, Inc. (a)	18,077	1,239,359
Halozyme Therapeutics, Inc. (a)	56,630	4,674,240
Ideaya Biosciences, Inc. (a)	38,025	1,349,888
ImmunityBio, Inc. (a)	171,398	1,228,924
Immunome, Inc. (a)	44,054	1,002,669
Immunovant, Inc. (a)	31,511	1,216,955
Incyte Corp. (a)	80,778	9,654,587
Inhibrx Biosciences, Inc. (a)	3,437	282,006
Insmed, Inc. (a)	100,440	9,903,384
Intellia Therapeutics, Inc. (a)	61,146	653,039
Ionis Pharmaceuticals, Inc. (a)	74,746	3,869,600
Iovance Biotherapeutics, Inc. (a)	166,786	678,819
Jade Biosciences, Inc. (a)	19,815	391,346
Janux Therapeutics, Inc. (a)	18,232	276,579
Kiniksa Pharmaceuticals International PLC (a)	17,710	1,316,561
Kodiak Sciences, Inc. (a)	14,733	612,598
Krystal Biotech, Inc. (a)	9,817	3,348,775
Kura Oncology, Inc. (a)	35,513	319,972
Kymera Therapeutics, Inc. (a)	21,393	2,212,036
Madrigal Pharmaceuticals, Inc. (a)	7,097	3,316,570
MannKind Corp. (a)	140,030	547,517
MeiraGTx Holdings PLC (a)	26,456	311,916
Mineralys Therapeutics, Inc. (a)	26,513	676,612
Mirum Pharmaceuticals, Inc. (a)	20,119	2,131,608
Moderna, Inc. (a)	160,211	8,782,767
Monte Rosa Therapeutics, Inc. (a)	22,864	377,713
MoonLake Immunotherapeutics (a)	20,684	381,413
Natera, Inc. (a)	64,205	17,191,531
Neurocrine Biosciences, Inc. (a)	45,367	7,567,216
Newamsterdam Pharma Co. NV (a)	28,748	798,907
Novavax, Inc. (a)	64,653	473,260
Nurix Therapeutics, Inc. (a)	29,549	685,832
Olema Pharmaceuticals, Inc. (a)	24,911	285,231
ORIC Pharmaceuticals, Inc. (a)	20,689	229,027
Oruka Therapeutics, Inc. (a)	14,973	1,445,044
Palvella Therapeutics, Inc. (a)	4,876	677,959
Praxis Precision Medicines, Inc. (a)	10,943	3,368,584
Precigen, Inc. (a)	92,722	581,367
Prime Medicine, Inc. (a)	49,887	145,670
Protagonist Therapeutics, Inc. (a)	24,314	3,322,265
PTC Therapeutics, Inc. (a)	33,567	2,282,892
Recursion Pharmaceuticals, Inc. Class A (a)	223,748	671,244
Regeneron Pharmaceuticals, Inc.	49,543	37,782,978
Relay Therapeutics, Inc. (a)	56,192	1,058,095
Revolution Medicines, Inc. (a)	77,137	14,465,502
Rhythm Pharmaceuticals, Inc. (a)	26,019	2,582,386

See accompanying notes which are an integral part of the financial statements.
Annual Report	24

Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Roivant Sciences Ltd. (a)	221,586	$7,513,981
Sana Biotechnology, Inc. (a)	80,522	252,034
Sarepta Therapeutics, Inc. (a)	47,003	698,465
Savara, Inc. (a)	43,918	239,792
Scholar Rock Holding Corp. (a)	35,563	1,681,952
SELLAS Life Sciences Group, Inc. (a)	85,536	856,215
Sionna Therapeutics, Inc. (a)	6,433	303,187
Spyre Therapeutics, Inc. (a)	26,707	2,626,099
Stoke Therapeutics, Inc. (a)	17,609	508,196
Syndax Pharmaceuticals, Inc. (a)	40,426	770,115
Tango Therapeutics, Inc. (a)	44,586	1,211,848
Taysha Gene Therapies, Inc. (a)	87,676	513,781
TG Therapeutics, Inc. (a)	70,356	3,660,623
Travere Therapeutics, Inc. (a)	39,540	2,209,891
Twist Bioscience Corp. (a)	27,011	2,472,857
Tyra Biosciences, Inc. (a)	10,628	338,821
Ultragenyx Pharmaceutical, Inc. (a)	39,772	990,721
uniQure NV (a)	22,341	974,738
United Therapeutics Corp. (a)	18,826	9,746,408
Upstream Bio, Inc. (a)	11,524	72,716
UroGen Pharma Ltd. (a)	18,605	711,455
Vaxcyte, Inc. (a)	58,272	3,151,350
Vera Therapeutics, Inc. (a)	20,389	654,487
Veracyte, Inc. (a)	38,067	1,763,263
Vericel Corp. (a)	24,476	1,124,917
Vertex Pharmaceuticals, Inc. (a)	121,289	57,866,982
Viking Therapeutics, Inc. (a)	52,445	1,664,604
Vir Biotechnology, Inc. (a)	55,940	484,440
Viridian Therapeutics, Inc. (a)	36,821	696,653
Xencor, Inc. (a)	21,136	427,159
Xenon Pharmaceuticals, Inc. (a)	38,634	2,421,193
Zenas Biopharma, Inc. (a)	12,625	396,930
Zymeworks, Inc. (a)	18,311	401,743
TOTAL BIOTECHNOLOGY		742,595,280
HEALTH CARE EQUIPMENT & SUPPLIES – 15.4%
Health Care Equipment – 14.2%
Abbott Laboratories	830,485	87,782,264
Alphatec Holdings, Inc. (a)	55,875	531,930
Artivion, Inc. (a)	20,483	549,559
AtriCure, Inc. (a)	22,716	857,756
Axogen, Inc. (a)	23,483	991,217
Baxter International, Inc.	245,468	6,421,443
Becton Dickinson & Co.	135,902	22,508,089
Boston Scientific Corp. (a)	708,665	33,115,915
Butterfly Network, Inc. (a)	84,244	598,975
CONMED Corp.	14,705	680,842
Dexcom, Inc. (a)	183,579	15,319,668
Edwards Lifesciences Corp. (a)	274,914	23,661,848

	Shares	Value

Enovis Corp. (a)	27,053	$788,595
Envista Holdings Corp. (a)	78,536	2,144,818
GE HealthCare Technologies, Inc.	217,632	14,803,329
Glaukos Corp. (a)	26,277	4,380,901
Globus Medical, Inc. Class A (a)	53,828	4,241,108
Hologic, Inc. (a)(b)	100,790	1,008
IDEXX Laboratories, Inc. (a)	37,871	21,172,540
Inspire Medical Systems, Inc. (a)	12,347	619,943
Insulet Corp. (a)	32,987	5,454,400
Integer Holdings Corp. (a)	16,393	1,986,996
Integra LifeSciences Holdings Corp. (a)	32,582	542,490
Intuitive Surgical, Inc. (a)	169,356	59,838,555
iRadimed Corp.	3,981	361,714
IRhythm Holdings, Inc. (a)	15,575	1,824,923
Kestra Medical Technologies Ltd. (a)	11,342	258,938
LeMaitre Vascular, Inc.	9,768	989,694
LivaNova PLC (a)	25,943	2,079,072
Medtronic PLC	612,201	52,275,843
Novocure Ltd. (a)	48,779	723,880
Omnicell, Inc. (a)	21,118	746,944
Penumbra, Inc. (a)	17,788	5,713,328
Procept Biorobotics Corp. (a)	26,168	487,248
Pulse Biosciences, Inc. (a)	8,099	284,518
QuidelOrtho Corp. (a)	32,663	547,759
ResMed, Inc.	69,484	14,659,734
SI-BONE, Inc. (a)	21,285	378,022
STERIS PLC	46,671	10,659,656
Stryker Corp.	164,357	53,531,075
Tandem Diabetes Care, Inc. (a)	32,525	634,238
Teleflex, Inc.	21,112	2,886,222
TransMedics Group, Inc. (a)	15,639	1,196,540
Zimmer Biomet Holdings, Inc.	92,109	8,651,798
		467,885,335
Health Care Supplies – 1.2%
Align Technology, Inc. (a)	32,460	5,490,934
Cooper Cos., Inc. (a)	92,935	6,721,059
Dentsply Sirona, Inc.	94,772	1,267,102
Embecta Corp.	26,318	95,797
Establishment Labs Holdings, Inc. (a)	8,724	807,319
Haemonetics Corp. (a)	22,137	1,893,599
ICU Medical, Inc. (a)	11,282	1,901,130
Lantheus Holdings, Inc. (a)	31,009	3,089,737
Medline, Inc. Class A (a)	175,793	6,905,149
Merit Medical Systems, Inc. (a)	28,335	2,408,758
Neogen Corp. (a)	99,271	1,195,223
Solventum Corp. (a)	70,207	5,998,486
STAAR Surgical Co. (a)	14,151	344,718
UFP Technologies, Inc. (a)	3,454	880,010
		38,999,021
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		506,884,356
See accompanying notes which are an integral part of the financial statements.
25	Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES – 18.1%
Health Care Distributors – 3.2%
AdaptHealth Corp. (a)	40,458	$436,946
Cardinal Health, Inc.	112,207	25,810,976
Cencora, Inc.	88,120	27,435,281
Henry Schein, Inc. (a)	46,764	4,010,013
McKesson Corp.	58,408	50,008,346
		107,701,562
Health Care Facilities – 1.9%
Acadia Healthcare Co., Inc. (a)	37,266	1,103,819
Brookdale Senior Living, Inc. (a)	101,939	1,488,309
Concentra Group Holdings Parent, Inc.	55,141	1,745,213
Encompass Health Corp.	47,312	5,254,944
Ensign Group, Inc.	27,295	4,862,877
HCA Healthcare, Inc.	74,623	30,042,474
National HealthCare Corp.	5,921	1,338,324
Nutex Health, Inc. (a)	2,326	342,922
PACS Group, Inc. (a)	18,711	860,893
Surgery Partners, Inc. (a)	38,332	590,313
Tenet Healthcare Corp. (a)	41,549	10,585,854
U.S. Physical Therapy, Inc.	7,559	597,614
Universal Health Services, Inc. Class B	24,335	4,098,987
		62,912,543
Health Care Services – 4.9%
Addus HomeCare Corp. (a)	8,712	1,006,062
AMN Healthcare Services, Inc. (a)	18,640	626,863
Astrana Health, Inc. (a)	21,559	766,638
Aveanna Healthcare Holdings, Inc. (a)	36,258	340,463
BrightSpring Health Services, Inc. (a)	69,285	4,137,007
Castle Biosciences, Inc. (a)	12,471	349,188
Chemed Corp.	6,225	3,313,256
Cigna Group	125,722	35,082,724
CorVel Corp. (a)	13,400	804,804
CVS Health Corp.	606,639	63,351,311
DaVita, Inc. (a)	15,909	3,819,592
GeneDx Holdings Corp. (a)	9,480	617,243
Guardant Health, Inc. (a)	57,933	9,384,567
Guardian Pharmacy Services, Inc. Class A (a)	14,485	572,592
Hims & Hers Health, Inc. (a)	94,090	2,612,879
Hinge Health, Inc. Class A (a)	18,221	1,361,291
Labcorp Holdings, Inc.	39,329	12,160,527
LifeStance Health Group, Inc. (a)	85,701	898,147
NeoGenomics, Inc. (a)	62,481	955,335
OPKO Health, Inc. (a)	180,777	238,626
Option Care Health, Inc. (a)	75,155	1,730,820
Pediatrix Medical Group, Inc. (a)	39,436	1,045,448

	Shares	Value

Pennant Group, Inc. (a)	15,817	$637,741
Privia Health Group, Inc. (a)	46,614	1,103,353
Quest Diagnostics, Inc.	52,439	12,218,811
RadNet, Inc. (a)	31,412	2,003,457
		161,138,745
Managed Health Care – 8.1%
Alignment Healthcare, Inc. (a)	78,977	1,172,808
Centene Corp. (a)	234,494	14,590,217
Clover Health Investments Corp. (a)	194,100	809,397
Elevance Health, Inc.	104,744	39,366,985
HealthEquity, Inc. (a)	40,237	4,048,244
Humana, Inc.	57,244	20,828,802
Molina Healthcare, Inc. (a)	24,930	4,876,807
Progyny, Inc. (a)	34,509	1,074,265
UnitedHealth Group, Inc.	432,813	179,357,707
		266,125,232
TOTAL HEALTH CARE PROVIDERS & SERVICES		597,878,082
HEALTH CARE TECHNOLOGY – 0.6%
Health Care Technology – 0.6%
Certara, Inc. (a)	57,620	466,722
Doximity, Inc. Class A (a)	57,373	1,199,669
GoodRx Holdings, Inc. Class A (a)	43,196	132,612
HealthStream, Inc.	11,403	319,740
HeartFlow, Inc. (a)	18,382	463,778
Phreesia, Inc. (a)	21,707	232,916
Schrodinger, Inc. (a)	30,663	464,238
Teladoc Health, Inc. (a)	83,658	561,345
Veeva Systems, Inc. Class A (a)	70,119	14,288,850
Waystar Holding Corp. (a)	55,304	1,167,467
TOTAL HEALTH CARE TECHNOLOGY		19,297,337
LIFE SCIENCES TOOLS & SERVICES – 9.2%
Life Sciences Tools & Services – 9.2%
10X Genomics, Inc. Class A (a)	50,492	2,386,757
Adaptive Biotechnologies Corp. (a)	55,835	1,260,196
Agilent Technologies, Inc.	134,755	18,646,049
Avantor, Inc. (a)	313,988	4,326,755
Azenta, Inc. (a)	19,356	544,484
BioLife Solutions, Inc. (a)	19,250	602,140
Bio-Rad Laboratories, Inc. Class A (a)	8,612	2,803,034
Bio-Techne Corp.	74,729	5,387,214
Bruker Corp.	51,068	3,209,113
Charles River Laboratories International, Inc. (a)	23,542	5,473,750
Danaher Corp.	303,712	59,217,766
Fortrea Holdings, Inc. (a)	43,381	831,614
Ginkgo Bioworks Holdings, Inc. (a)	17,528	141,802
Illumina, Inc. (a)	71,113	14,585,276
IQVIA Holdings, Inc. (a)	80,921	19,018,053

See accompanying notes which are an integral part of the financial statements.
Annual Report	26

Common Stocks – continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES – continued
Life Sciences Tools & Services – continued
Medpace Holdings, Inc. (a)	10,882	$6,280,111
Mettler-Toledo International, Inc. (a)	9,702	13,740,943
OmniAb, Inc. (a)(b)	3,335	1,267
OmniAb, Inc. (a)(b)	3,335	867
Personalis, Inc. (a)	32,397	410,146
Repligen Corp. (a)	24,852	3,504,381
Revvity, Inc.	53,257	5,992,478
Sotera Health Co. (a)	132,680	2,369,665
Tempus AI, Inc. Class A (a)	49,835	2,186,261
Thermo Fisher Scientific, Inc.	177,205	101,768,831
Waters Corp. (a)	46,892	17,692,820
West Pharmaceutical Services, Inc.	34,345	11,710,271
TOTAL LIFE SCIENCES TOOLS & SERVICES		304,092,044
PHARMACEUTICALS – 33.9%
Pharmaceuticals – 33.9%
Alumis, Inc. (a)	32,264	911,458
Amneal Pharmaceuticals, Inc. (a)	76,067	1,393,547
Amphastar Pharmaceuticals, Inc. (a)	15,375	306,577
Amylyx Pharmaceuticals, Inc. (a)	34,224	695,089
ANI Pharmaceuticals, Inc. (a)	8,834	700,006
Arvinas, Inc. (a)	25,849	207,567
AtaiBeckley, Inc. (a)	112,449	807,384
Axsome Therapeutics, Inc. (a)	18,887	4,117,177
Bristol-Myers Squibb Co.	973,574	63,584,118
Collegium Pharmaceutical, Inc. (a)	15,151	536,194
Corcept Therapeutics, Inc. (a)	45,763	5,239,406
CorMedix, Inc. (a)	31,555	237,609
Crinetics Pharmaceuticals, Inc. (a)	43,637	3,644,562
Definium Therapeutics, Inc. (a)	52,383	2,279,708
Edgewise Therapeutics, Inc. (a)	22,988	883,429
Elanco Animal Health, Inc. (a)	238,273	6,283,259
Eli Lilly & Co.	382,949	439,947,129
Enliven Therapeutics, Inc. (a)	22,513	1,233,938
EyePoint, Inc. (a)	35,212	431,347
Harmony Biosciences Holdings, Inc. (a)	22,727	800,899
Harrow, Inc. (a)	15,145	587,172
Indivior Pharmaceuticals, Inc. (a)	49,362	1,974,974
Innoviva, Inc. (a)	33,618	704,969
Jazz Pharmaceuticals PLC (a)	26,395	6,674,240
Johnson & Johnson	1,148,515	294,421,820
LB Pharmaceuticals, Inc. (a)	7,175	287,574
Ligand Pharmaceuticals, Inc. (a)	9,238	2,656,295
Liquidia Corp. (a)	30,425	2,559,047
Maze Therapeutics, Inc. (a)	11,181	300,993
MBX Biosciences, Inc. (a)	10,404	685,936

	Shares	Value

Merck & Co., Inc.	1,178,931	$153,496,816
Nektar Therapeutics (a)	14,626	1,033,619
Nuvation Bio, Inc. (a)	115,562	731,507
Ocular Therapeutix, Inc. (a)	71,628	585,201
Omeros Corp. (a)	32,579	385,735
Organon & Co.	124,238	1,683,425
Pacira BioSciences, Inc. (a)	17,836	471,049
Perrigo Co. PLC	67,925	686,722
Pfizer, Inc.	2,712,421	67,837,649
Phathom Pharmaceuticals, Inc. (a)	22,673	198,389
Phibro Animal Health Corp. Class A	9,578	347,969
Prestige Consumer Healthcare, Inc. (a)	22,754	1,142,706
Rapport Therapeutics, Inc. (a)	13,095	536,633
Royalty Pharma PLC Class A	196,169	11,462,155
Septerna, Inc. (a)	4,411	151,959
Supernus Pharmaceuticals, Inc. (a)	26,054	1,162,790
Tarsus Pharmaceuticals, Inc. (a)	14,190	837,778
Theravance Biopharma, Inc. (a)	17,968	302,940
Tilray Brands, Inc. (a)	57,470	260,914
Trevi Therapeutics, Inc. (a)	45,661	833,313
VeraDermics, Inc. (a)	7,358	772,590
Viatris, Inc.	556,017	9,763,659
WaVe Life Sciences Ltd. (a)	61,845	340,766
Xeris Biopharma Holdings, Inc. (a)	80,548	650,828
Zoetis, Inc.	200,537	15,499,505
TOTAL PHARMACEUTICALS		1,116,270,040
TOTAL COMMON STOCKS (Cost $2,439,111,234)		3,287,017,139
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.57% (c) (Cost $4,904,000)	4,904,000	4,904,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $2,444,015,234)		3,291,921,139
NET OTHER ASSETS (LIABILITIES) – 0.1%		4,547,206
NET ASSETS – 100.0%		$3,296,468,345

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
See accompanying notes which are an integral part of the financial statements.
27	Annual Report

Fidelity® MSCI Health Care Index ETF
Schedule of Investments–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Health Care Select Sector Index Contracts (United States)	53	September 2026	8,730,690	$ 92,107	$ 92,107
CME E-mini Russell 2000 Index Contracts (United States)	6	September 2026	881,400	(9,774)	(9,774)
Total Equity Index Contracts					$82,333
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$3,287,017,139	$3,287,012,218	$—	$4,921
Money Market Funds	4,904,000	4,904,000	—	—
Total Investments in Securities:	$3,291,921,139	$3,291,916,218	$—	$4,921
Derivative Instruments:
Assets
Futures Contracts	$92,107	$92,107	$—	$—
Total Assets	$92,107	$92,107	$—	$—
Liabilities
Futures Contracts	$(9,774)	$(9,774)	$—	$—
Total Liabilities	$(9,774)	$(9,774)	$—	$—
Total Derivative Instruments:	$82,333	$82,333	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$92,107	$(9,774)
Total Equity Risk	92,107	(9,774)
Total Value of Derivatives	$92,107	$(9,774)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	28

Fidelity® MSCI Industrials Index ETF
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
AEROSPACE & DEFENSE – 25.1%
Aerospace & Defense – 25.1%
AAR Corp. (a)	12,765	$1,787,611
AeroVironment, Inc. (a)	10,583	1,580,783
Archer Aviation, Inc. Class A (a)	208,631	968,048
Astronics Corp. (a)	9,719	675,373
ATI, Inc. (a)	44,752	8,388,315
Axon Enterprise, Inc. (a)	25,089	13,240,971
Beta Technologies, Inc. Class A (a)	17,880	338,468
Boeing Co. (a)	245,229	53,003,796
BWX Technologies, Inc.	30,071	5,072,978
Cadre Holdings, Inc.	10,665	328,802
Carpenter Technology Corp.	15,557	8,084,351
Curtiss-Wright Corp.	12,134	8,785,016
Ducommun, Inc. (a)	4,441	795,028
Eve Holding, Inc. (a)	31,579	73,263
Firefly Aerospace, Inc. (a)	18,474	375,576
FTAI Aviation Ltd.	32,777	6,752,062
General Dynamics Corp.	75,623	28,995,371
General Electric Co.	343,206	123,578,184
HEICO Corp.	14,032	5,000,444
HEICO Corp. Class A	24,952	6,419,651
Hexcel Corp.	24,851	2,558,410
Honeywell Aerospace, Inc. (a)	104,404	21,584,483
Howmet Aerospace, Inc.	131,701	37,173,924
Huntington Ingalls Industries, Inc.	12,924	4,219,040
Intuitive Machines, Inc. (a)	40,729	502,596
Karman Holdings, Inc. (a)	19,643	945,810
Kratos Defense & Security Solutions, Inc. (a)	61,785	2,879,181
L3Harris Technologies, Inc.	61,352	16,998,185
Leonardo DRS, Inc.	26,143	1,203,885
Loar Holdings, Inc. (a)	10,667	730,156
Lockheed Martin Corp.	68,132	39,703,242
Mercury Systems, Inc. (a)	17,621	1,710,999
Moog, Inc. Class A	9,361	3,649,386
National Presto Industries, Inc.	1,583	192,208
Northrop Grumman Corp.	44,322	24,043,799
Red Cat Holdings, Inc. (a)	43,471	327,337
Redwire Corp. (a)	54,091	466,264
Rocket Lab Corp. (a)	170,890	11,099,305
RTX Corp.	442,127	95,154,573
Satellogic, Inc. Class A (a)	27,290	97,698
StandardAero, Inc. (a)	72,813	2,134,149
Textron, Inc.	57,124	4,870,392
TransDigm Group, Inc.	18,550	23,268,749
V2X, Inc. (a)	9,552	861,972
Voyager Technologies, Inc. Class A (a)	5,248	128,733
VSE Corp.	8,784	1,707,522

	Shares	Value

Woodward, Inc.	19,602	$7,071,422
TOTAL AEROSPACE & DEFENSE		579,527,511
AIR FREIGHT & LOGISTICS – 2.7%
Air Freight & Logistics – 2.7%
CH Robinson Worldwide, Inc.	38,685	5,714,935
Expeditors International of Washington, Inc.	43,758	7,346,531
FedEx Corp.	72,499	22,286,193
Forward Air Corp. (a)	6,879	96,650
GXO Logistics, Inc. (a)	37,741	1,893,088
Hub Group, Inc. Class A	19,470	905,939
United Parcel Service, Inc. Class B	244,623	25,494,609
TOTAL AIR FREIGHT & LOGISTICS		63,737,945
BUILDING PRODUCTS – 5.8%
Building Products – 5.8%
A.O. Smith Corp.	36,953	2,221,984
AAON, Inc.	22,927	2,041,879
Advanced Drainage Systems, Inc.	22,963	3,179,916
Allegion PLC	28,237	4,444,504
Apogee Enterprises, Inc.	6,685	264,726
Armstrong World Industries, Inc.	14,131	2,468,120
AZZ, Inc.	9,322	1,349,080
Builders FirstSource, Inc. (a)	35,548	2,361,809
Carlisle Cos., Inc.	13,424	4,831,566
Carrier Global Corp.	246,981	15,265,896
CSW Industrials, Inc.	5,174	1,650,144
Fortune Brands Innovations, Inc.	35,553	1,751,341
Gibraltar Industries, Inc. (a)	9,568	404,344
Griffon Corp.	11,883	1,023,958
Hayward Holdings, Inc. (a)	70,510	1,066,816
Janus International Group, Inc. (a)	41,291	211,823
Johnson Controls International PLC	201,053	29,486,433
Lennox International, Inc.	10,285	4,277,326
Louisiana-Pacific Corp.	20,622	1,493,651
Masco Corp.	66,612	4,761,426
Masterbrand, Inc. (a)	62,945	519,296
Modine Manufacturing Co. (a)	16,516	3,320,707
Owens Corning	26,353	3,660,432
Quanex Building Products Corp.	13,930	248,511
Resideo Technologies, Inc. (a)	45,052	1,545,284
Simpson Manufacturing Co., Inc.	13,499	2,534,302
Trane Technologies PLC	72,704	33,076,685
Trex Co., Inc. (a)	34,231	1,484,256
UFP Industries, Inc.	18,745	1,625,941
Zurn Elkay Water Solutions Corp. Class C	49,489	2,499,689
TOTAL BUILDING PRODUCTS		135,071,845

See accompanying notes which are an integral part of the financial statements.
29	Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
CHEMICALS – 0.3%
Industrial Conglomerates – 0.3%
DuPont de Nemours, Inc.	44,845	$6,143,765
COMMERCIAL SERVICES & SUPPLIES – 5.5%
Commercial Printing – 0.1%
Brady Corp. Class A	14,048	1,324,305
Cimpress PLC (a)	4,992	492,710
Deluxe Corp.	14,547	376,331
		2,193,346
Diversified Support Services – 1.5%
ACV Auctions, Inc. Class A (a)	54,512	408,295
Cintas Corp.	111,708	22,858,808
Copart, Inc. (a)	293,443	8,545,060
Healthcare Services Group, Inc. (a)	22,742	529,889
Liquidity Services, Inc. (a)	7,678	299,288
OPENLANE, Inc. (a)	35,439	1,409,055
UniFirst Corp.	4,534	1,328,371
Vestis Corp. (a)	32,624	471,743
		35,850,509
Environmental & Facilities Services – 3.5%
ABM Industries, Inc.	19,228	921,213
BrightView Holdings, Inc. (a)	23,342	304,380
Casella Waste Systems, Inc. Class A (a)	20,781	1,864,263
Clean Harbors, Inc. (a)	16,552	5,178,790
Onterris, Inc. (a)	11,305	237,292
Republic Services, Inc.	65,967	13,889,352
Rollins, Inc.	95,465	3,624,806
Tetra Tech, Inc.	81,386	2,698,760
Veralto Corp.	80,863	7,614,869
Waste Connections, Inc.	84,205	14,094,233
Waste Management, Inc.	132,349	29,983,666
		80,411,624
Office Services & Supplies – 0.2%
HNI Corp.	22,414	1,008,854
Interface, Inc.	18,714	641,142
MillerKnoll, Inc.	23,482	528,815
MSA Safety, Inc.	12,100	2,302,267
Pitney Bowes, Inc.	14,440	253,133
		4,734,211
Security & Alarm Services – 0.2%
Brink's Co.	13,670	1,619,211
CoreCivic, Inc. (a)	31,770	949,923
GEO Group, Inc. (a)	41,584	1,284,530
		3,853,664
TOTAL COMMERCIAL SERVICES & SUPPLIES		127,043,354
CONSTRUCTION & ENGINEERING – 4.9%
Construction & Engineering – 4.9%
AECOM	42,637	3,086,492

	Shares	Value

Ameresco, Inc. Class A (a)	10,649	$224,374
API Group Corp. (a)	113,203	4,491,895
Arcosa, Inc.	15,763	2,288,788
Argan, Inc.	4,368	2,491,638
Centuri Holdings, Inc. (a)	28,247	786,396
Comfort Systems USA, Inc.	11,558	19,991,757
Construction Partners, Inc. Class A (a)	15,729	1,625,592
Dycom Industries, Inc. (a)	9,882	3,963,374
EMCOR Group, Inc.	14,628	11,664,806
Everus Construction Group, Inc. (a)	15,564	1,952,193
Fluor Corp. (a)	44,812	2,248,218
Granite Construction, Inc.	14,244	1,723,097
IES Holdings, Inc. (a)	2,946	2,193,415
Legence Corp. Class A (a)	17,513	1,119,606
Limbach Holdings, Inc. (a)	3,555	254,894
MasTec, Inc. (a)	20,083	5,283,837
MYR Group, Inc. (a)	5,131	1,709,752
Primoris Services Corp.	17,888	1,509,926
Quanta Services, Inc.	49,290	32,894,174
Solv Energy, Inc. Class A (a)	7,801	221,782
Sterling Infrastructure, Inc. (a)	9,806	5,851,927
Terrestrial Energy, Inc. (a)	9,358	45,948
Tutor Perini Corp.	14,777	1,237,574
Valmont Industries, Inc.	6,413	3,089,142
WillScot Holdings Corp.	58,150	1,411,882
TOTAL CONSTRUCTION & ENGINEERING		113,362,479
ELECTRICAL EQUIPMENT – 13.0%
Electrical Components & Equipment – 8.3%
Acuity, Inc.	9,442	3,100,658
Allient, Inc.	4,414	386,049
American Superconductor Corp. (a)	14,760	433,501
AMETEK, Inc.	75,244	18,187,227
Amprius Technologies, Inc. (a)	40,670	390,432
Array Technologies, Inc. (a)	42,629	222,523
Atkore, Inc.	11,261	821,603
Eaton Corp. PLC	127,445	52,915,164
Emerson Electric Co.	184,607	27,657,821
EnerSys	12,168	2,263,856
Enovix Corp. (a)	63,642	260,296
Eos Energy Enterprises, Inc. (a)	111,916	378,276
Fluence Energy, Inc. (a)	27,889	388,494
Generac Holdings, Inc. (a)	19,270	3,798,310
Hubbell, Inc.	17,436	8,239,382
LSI Industries, Inc.	10,539	246,507
Nextpower, Inc. Class A (a)	47,479	4,266,938
nVent Electric PLC	53,163	8,178,064
Plug Power, Inc. (a)	438,706	903,734
Powell Industries, Inc.	9,617	2,006,876
Preformed Line Products Co.	872	311,287

See accompanying notes which are an integral part of the financial statements.
Annual Report	30

Common Stocks – continued
	Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
Regal Rexnord Corp.	20,740	$4,256,470
Rockwell Automation, Inc.	36,908	17,718,793
Sensata Technologies Holding PLC	48,141	2,228,447
Shoals Technologies Group, Inc. Class A (a)	54,973	480,464
Sunrun, Inc. (a)	75,372	739,399
Vertiv Holdings Co. Class A	119,393	28,841,767
Vicor Corp. (a)	7,766	1,610,435
		191,232,773
Heavy Electrical Equipment – 4.7%
Babcock & Wilcox Enterprises, Inc. (a)	36,255	337,897
Bloom Energy Corp. Class A (a)	88,686	18,252,466
Energy Vault Holdings, Inc. (a)	40,202	114,576
Forgent Power Solutions, Inc. Class A (a)	62,641	2,084,066
GE Vernova, Inc.	88,535	87,675,325
NANO Nuclear Energy, Inc. (a)	13,885	220,910
NuScale Power Corp. (a)	98,720	831,222
Power Solutions International, Inc. (a)	2,984	82,388
		109,598,850
TOTAL ELECTRICAL EQUIPMENT		300,831,623
GROUND TRANSPORTATION – 8.9%
Cargo Ground Transportation – 2.1%
ArcBest Corp.	7,177	1,036,000
Covenant Logistics Group, Inc.	5,186	184,207
Fedex Freight Holding Co., Inc. (a)	36,769	5,167,147
Heartland Express, Inc.	14,049	171,819
JB Hunt Transport Services, Inc.	24,848	6,752,444
Knight-Swift Transportation Holdings, Inc.	51,874	3,606,799
Landstar System, Inc.	11,197	1,956,900
Marten Transport Ltd.	18,830	278,496
Old Dominion Freight Line, Inc.	61,618	13,071,642
RXO, Inc. (a)	32,587	659,887
Ryder System, Inc.	12,268	3,145,760
Saia, Inc. (a)	8,537	2,967,717
Schneider National, Inc. Class B	16,720	597,573
U-Haul Holding Co. (a)	2,527	179,190
U-Haul Holding Co.	33,460	2,093,927
Werner Enterprises, Inc.	19,404	726,098
XPO, Inc. (a)	37,630	7,562,501
		50,158,107
Passenger Ground Transportation – 1.9%
Avis Budget Group, Inc. (a)	3,487	479,253
Hertz Global Holdings, Inc. (a)	44,251	70,138
Lyft, Inc. Class A (a)	126,039	1,998,979

	Shares	Value

Uber Technologies, Inc. (a)	585,427	$41,190,644
		43,739,014
Rail Transportation – 4.9%
CSX Corp.	610,972	30,792,989
FTAI Infrastructure, Inc.	35,979	134,202
Norfolk Southern Corp.	73,746	24,740,308
Union Pacific Corp.	195,011	56,968,563
		112,636,062
TOTAL GROUND TRANSPORTATION		206,533,183
INDUSTRIAL CONGLOMERATES – 2.4%
Industrial Conglomerates – 2.4%
3M Co.	173,011	30,498,379
Honeywell International, Inc.	104,404	25,375,392
TOTAL INDUSTRIAL CONGLOMERATES		55,873,771
MACHINERY – 20.4%
Agricultural & Farm Machinery – 2.4%
AGCO Corp.	19,713	2,013,880
Alamo Group, Inc.	3,360	534,509
CNH Industrial NV	285,146	2,922,746
Deere & Co.	79,852	47,325,885
Lindsay Corp.	3,479	385,543
Toro Co.	31,922	2,932,674
		56,115,237
Construction Machinery & Heavy Transportation Equipment – 9.0%
Aebi Schmidt Holding AG	12,563	161,937
Allison Transmission Holdings, Inc.	27,250	3,121,215
Astec Industries, Inc.	6,695	339,169
Atmus Filtration Technologies, Inc.	26,757	1,381,464
Blue Bird Corp. (a)	9,880	734,973
Caterpillar, Inc.	152,837	124,533,116
Cummins, Inc.	45,384	28,782,533
Douglas Dynamics, Inc.	7,333	323,605
Federal Signal Corp.	19,562	2,444,272
Greenbrier Cos., Inc.	9,711	478,267
Microvast Holdings, Inc. (a)	68,966	55,663
Oshkosh Corp.	20,569	2,929,231
PACCAR, Inc.	172,868	22,936,126
Terex Corp.	37,492	2,355,997
Trinity Industries, Inc.	25,370	792,559
Westinghouse Air Brake Technologies Corp.	55,898	16,258,492
		207,628,619
Industrial Machinery & Supplies & Components – 9.0%
Albany International Corp. Class A	9,244	688,770
Alliance Laundry Holdings, Inc. (a)	14,376	379,095
CECO Environmental Corp. (a)	16,840	1,109,588
Crane Co.	15,693	3,349,828
Donaldson Co., Inc.	37,951	3,576,502
Dover Corp.	44,206	9,045,432
See accompanying notes which are an integral part of the financial statements.
31	Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
MACHINERY – continued
Industrial Machinery & Supplies & Components – continued
Energy Recovery, Inc. (a)	17,027	$147,284
Enerpac Tool Group Corp.	16,799	600,396
Enpro, Inc.	6,792	2,132,145
Esab Corp.	18,058	1,562,559
ESCO Technologies, Inc.	8,481	2,673,974
Flowserve Corp.	42,145	3,202,599
Fortive Corp.	93,466	5,534,122
Franklin Electric Co., Inc.	12,732	1,333,295
Gates Industrial Corp. Ltd. (a)	83,684	2,341,478
Gorman-Rupp Co.	6,846	555,827
Graco, Inc.	54,353	4,314,541
Graham Corp. (a)	3,379	324,046
Helios Technologies, Inc.	11,019	858,490
Hillman Solutions Corp. (a)	65,912	518,727
Hyster-Yale, Inc.	3,445	115,166
IDEX Corp.	24,362	5,614,223
Illinois Tool Works, Inc.	89,935	25,806,848
Ingersoll Rand, Inc.	128,550	10,718,499
ITT, Inc.	29,358	5,753,581
JBT Marel Corp.	17,070	2,363,683
Kadant, Inc.	3,915	1,203,862
Kennametal, Inc.	23,732	806,176
Lincoln Electric Holdings, Inc.	17,520	4,578,151
Middleby Corp. (a)	13,814	1,845,274
Midera Food Processing, Inc. (a)	13,786	661,039
Mueller Industries, Inc.	68,984	4,581,227
Mueller Water Products, Inc. Class A	50,103	1,264,600
Nordson Corp.	17,396	5,180,181
Otis Worldwide Corp.	127,524	9,175,352
Parker-Hannifin Corp.	41,459	40,485,957
Pentair PLC	53,090	3,474,210
Proto Labs, Inc. (a)	7,898	592,745
RBC Bearings, Inc. (a)	9,341	5,149,787
Richtech Robotics, Inc. Class B (a)	60,567	86,005
Snap-on, Inc.	17,092	7,014,728
SPX Technologies, Inc. (a)	16,121	3,540,494
Standex International Corp.	3,859	1,144,194
Stanley Black & Decker, Inc.	50,975	4,821,215
Symbotic, Inc. (a)	21,775	937,414
Tennant Co.	5,492	461,493
Timken Co.	21,288	2,928,164
Watts Water Technologies, Inc. Class A	8,822	3,050,559
Worthington Enterprises, Inc.	10,604	596,051
Xylem, Inc.	79,867	9,342,043
		207,541,619
TOTAL MACHINERY		471,285,475

	Shares	Value
MARINE TRANSPORTATION – 0.1%
Marine Transportation – 0.1%
Genco Shipping & Trading Ltd.	10,566	$269,856
Kirby Corp. (a)	4,431	581,081
Matson, Inc.	2,555	517,617
TOTAL MARINE TRANSPORTATION		1,368,554
PASSENGER AIRLINES – 0.5%
Passenger Airlines – 0.5%
Alaska Air Group, Inc. (a)	9,367	444,464
Allegiant Travel Co. (a)	2,221	217,836
American Airlines Group, Inc. (a)	54,579	833,421
Delta Air Lines, Inc.	54,133	4,733,389
Frontier Group Holdings, Inc. (a)	18,321	123,667
JetBlue Airways Corp. (a)	29,270	176,498
Joby Aviation, Inc. (a)	80,714	577,105
SkyWest, Inc. (a)	3,340	357,280
United Airlines Holdings, Inc. (a)	26,636	3,231,746
TOTAL PASSENGER AIRLINES		10,695,406
PROFESSIONAL SERVICES – 5.6%
Data Processing & Outsourced Services – 0.7%
Broadridge Financial Solutions, Inc.	38,316	5,898,748
Concentrix Corp.	14,080	346,368
ExlService Holdings, Inc. (a)	50,251	1,705,016
Genpact Ltd.	51,790	1,821,454
Maximus, Inc.	17,862	1,076,186
SS&C Technologies Holdings, Inc.	69,359	5,344,111
Verra Mobility Corp. (a)	51,921	274,662
		16,466,545
Human Resource & Employment Services – 2.5%
Automatic Data Processing, Inc.	132,261	35,242,266
Barrett Business Services, Inc.	8,329	325,164
First Advantage Corp. (a)	26,167	519,153
Insperity, Inc.	11,792	596,793
Kforce, Inc.	5,541	314,563
Korn Ferry	17,129	1,409,203
ManpowerGroup, Inc.	15,183	795,893
Paychex, Inc.	105,884	12,371,487
Paycom Software, Inc.	13,052	2,140,006
Paylocity Holding Corp. (a)	14,209	1,959,350
Robert Half, Inc.	32,671	1,234,964
TriNet Group, Inc.	9,133	601,225
Upwork, Inc. (a)	40,775	373,499
		57,883,566
Research & Consulting Services – 2.4%
Amentum Holdings, Inc. (a)	52,067	1,155,887
BlackSky Technology, Inc. (a)	10,103	232,874
Booz Allen Hamilton Holding Corp.	39,757	2,771,858
CACI International, Inc. Class A (a)	7,244	3,605,701
CBIZ, Inc. (a)	17,154	944,842

See accompanying notes which are an integral part of the financial statements.
Annual Report	32

Common Stocks – continued
	Shares	Value
PROFESSIONAL SERVICES – continued
Research & Consulting Services – continued
Clarivate PLC (a)	89,974	$178,149
CRA International, Inc.	2,091	374,352
Equifax, Inc.	39,631	6,841,103
Exponent, Inc.	16,042	1,072,408
FTI Consulting, Inc. (a)	9,988	1,591,887
Huron Consulting Group, Inc. (a)	5,447	826,691
ICF International, Inc.	5,884	476,133
Innodata, Inc. (a)	10,212	641,620
Jacobs Solutions, Inc.	38,529	5,198,718
KBR, Inc.	41,632	1,524,148
Legalzoom.com, Inc. (a)	34,190	269,075
Leidos Holdings, Inc.	39,231	4,535,104
Mobility Global, Inc. (a)	99,904	2,036,044
Parsons Corp. (a)	17,628	779,334
Planet Labs PBC (a)	82,455	1,688,678
Resolute Holdings Management, Inc. (a)	1,405	173,883
Science Applications International Corp.	14,296	1,674,491
TIC Solutions, Inc. (a)	46,705	341,414
TransUnion	63,315	4,977,825
UL Solutions, Inc. Class A	24,260	2,223,186
Verisk Analytics, Inc.	42,966	8,371,925
Willdan Group, Inc. (a)	4,808	329,492
		54,836,822
TOTAL PROFESSIONAL SERVICES		129,186,933
TRADING COMPANIES & DISTRIBUTORS – 4.7%
Trading Companies & Distributors – 4.7%
Applied Industrial Technologies, Inc.	12,272	4,236,417
Boise Cascade Co.	11,808	901,895
Core & Main, Inc. Class A (a)	62,029	2,727,415
Custom Truck One Source, Inc. (a)	20,535	208,430
Distribution Solutions Group, Inc. (a)	3,002	103,779
DNOW, Inc. (a)	59,329	837,725
DXP Enterprises, Inc. (a)	4,235	664,980
EquipmentShare.com, Inc. Class A (a)	12,446	233,363

	Shares	Value

Fastenal Co.	377,204	$17,996,403
Ferguson Enterprises, Inc.	63,819	14,954,706
GATX Corp.	11,046	1,975,798
Global Industrial Co.	6,224	222,446
Herc Holdings, Inc.	10,498	1,576,170
McGrath RentCorp	8,116	934,557
MSC Industrial Direct Co., Inc. Class A	14,589	1,800,283
NPK International, Inc. (a)	26,455	330,423
QXO, Inc. (a)	306,821	4,080,719
Rush Enterprises, Inc. Class A	19,947	1,591,571
Rush Enterprises, Inc. Class B	2,511	195,180
SiteOne Landscape Supply, Inc. (a)	14,617	1,380,430
Transcat, Inc. (a)	2,964	253,037
United Rentals, Inc.	20,695	22,335,286
Watsco, Inc.	11,478	3,550,145
WESCO International, Inc.	15,978	5,488,283
Willis Lease Finance Corp.	3,009	214,632
WW Grainger, Inc.	14,382	19,879,088
Xometry, Inc. Class A (a)	14,604	1,251,855
TOTAL TRADING COMPANIES & DISTRIBUTORS		109,925,016
TOTAL COMMON STOCKS (Cost $1,673,157,136)		2,310,586,860
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.57% (b) (Cost $2,690,000)	2,690,000	2,690,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,675,847,136)		2,313,276,860
NET OTHER ASSETS (LIABILITIES) – (0.0%)		(459,294)
NET ASSETS – 100.0%		$2,312,817,566

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
See accompanying notes which are an integral part of the financial statements.
33	Annual Report

Fidelity® MSCI Industrials Index ETF
Schedule of Investments–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Industrial Select Sector Index Contracts (United States)	10	September 2026	1,818,300	$ (14,223)	$ (14,223)
CME E-mini Russell 2000 Index Contracts (United States)	1	September 2026	146,900	(2,590)	(2,590)
Total Equity Index Contracts					$(16,813)
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,310,586,860	$2,310,586,860	$—	$—
Money Market Funds	2,690,000	2,690,000	—	—
Total Investments in Securities:	$2,313,276,860	$2,313,276,860	$—	$—
Derivative Instruments:
Liabilities
Futures Contracts	$(16,813)	$(16,813)	$—	$—
Total Liabilities	$(16,813)	$(16,813)	$—	$—
Total Derivative Instruments:	$(16,813)	$(16,813)	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(16,813)
Total Equity Risk	0	(16,813)
Total Value of Derivatives	$0	$(16,813)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	34

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT – 4.3%
Communications Equipment – 4.3%
ADTRAN Holdings, Inc. (a)	236,091	$2,009,134
Applied Optoelectronics, Inc. (a)	121,870	11,494,778
Arista Networks, Inc. (a)	926,226	167,044,859
Calix, Inc. (a)	193,207	6,936,131
Ciena Corp. (a)	133,708	50,414,601
Cisco Systems, Inc.	3,278,021	380,217,656
Digi International, Inc. (a)	117,575	8,197,329
Extreme Networks, Inc. (a)	422,548	12,735,597
F5, Inc. (a)	73,280	29,500,330
Harmonic, Inc. (a)	351,269	4,057,157
Lumentum Holdings, Inc. (a)	69,554	49,657,383
Motorola Solutions, Inc.	156,955	68,393,141
NETGEAR, Inc. (a)	90,071	2,176,115
NetScout Systems, Inc. (a)	225,823	9,184,222
Ondas, Inc. (a)	55,589	416,362
Viasat, Inc. (a)	243,290	18,716,300
Viavi Solutions, Inc. (a)	402,376	14,867,793
Vistance Networks, Inc. (a)	660,050	7,748,987
TOTAL COMMUNICATIONS EQUIPMENT		843,767,875
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 5.1%
Electronic Components – 1.9%
Amphenol Corp. Class A	1,055,177	169,566,944
Bel Fuse, Inc. Class B	37,953	10,322,078
Bel Fuse, Inc. Class A	1,607	358,570
Belden, Inc.	122,682	15,218,702
Coherent Corp. (a)	160,378	42,161,773
Corning, Inc.	701,080	96,924,310
Knowles Corp. (a)	270,926	9,913,182
Littelfuse, Inc.	44,971	19,883,028
Rogers Corp. (a)	47,900	5,914,213
Vishay Intertechnology, Inc.	347,219	11,881,834
		382,144,634
Electronic Equipment & Instruments – 1.4%
Advanced Energy Industries, Inc.	63,579	18,407,392
Aeva Technologies, Inc. (a)	60,034	1,052,996
Arlo Technologies, Inc. (a)	322,764	4,751,086
Badger Meter, Inc.	90,526	12,162,168
Cognex Corp.	309,603	20,198,500
Crane NXT Co.	161,044	8,366,236
Daktronics, Inc. (a)	126,615	2,503,179
Evolv Technologies Holdings, Inc. (a)	373,140	2,063,464
Itron, Inc. (a)	136,006	13,554,358
Keysight Technologies, Inc. (a)	169,241	54,001,418
Mirion Technologies, Inc. (a)	681,087	10,202,683
Napco Security Technologies, Inc.	115,365	4,277,734
nLight, Inc. (a)	149,488	10,284,774
Novanta, Inc. (a)	100,759	14,363,196
OSI Systems, Inc. (a)	50,641	11,211,411

	Shares	Value

Ouster, Inc. (a)	163,095	$6,362,336
Ralliant Corp.	266,289	17,407,312
Teledyne Technologies, Inc. (a)	54,876	35,975,059
Vontier Corp.	407,588	13,095,803
Zebra Technologies Corp. Class A (a)	78,263	22,995,235
		283,236,340
Electronic Manufacturing Services – 1.2%
Benchmark Electronics, Inc.	114,410	9,126,486
CTS Corp.	90,156	5,780,803
Fabrinet (a)	44,664	19,447,152
Flex Ltd. (a)	380,462	43,277,552
IPG Photonics Corp. (a)	80,608	6,856,516
Jabil, Inc.	116,978	36,853,919
Plexus Corp. (a)	64,005	16,087,017
Sanmina Corp. (a)	89,078	16,529,314
TE Connectivity PLC	285,319	58,687,265
TTM Technologies, Inc. (a)	147,285	17,002,580
		229,648,604
Technology Distributors – 0.6%
Arrow Electronics, Inc. (a)	92,668	20,069,109
Avnet, Inc.	195,011	17,324,777
CDW Corp.	178,546	26,390,884
ePlus, Inc.	84,729	7,829,807
Insight Enterprises, Inc. (a)	91,175	11,755,193
PC Connection, Inc.	35,549	2,976,162
ScanSource, Inc. (a)	67,320	3,811,658
TD SYNNEX Corp.	105,187	26,896,316
		117,053,906
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		1,012,083,484
IT SERVICES – 3.7%
Internet Services & Infrastructure – 2.0%
Akamai Technologies, Inc. (a)	194,263	22,375,212
Applied Digital Corp. (a)	497,229	13,619,102
Cloudflare, Inc. Class A (a)	301,545	84,125,024
CoreWeave, Inc. Class A (a)	4,700	337,319
DigitalOcean Holdings, Inc. (a)	163,079	19,161,783
Fastly, Inc. Class A (a)	436,910	9,900,381
GoDaddy, Inc. Class A (a)	199,198	16,481,643
MongoDB, Inc. (a)	94,991	32,057,563
Okta, Inc. (a)	259,810	36,874,833
Snowflake, Inc. (a)	310,353	91,020,328
Twilio, Inc. Class A (a)	170,338	33,616,204
VeriSign, Inc.	101,796	29,522,876
		389,092,268
IT Consulting & Other Services – 1.7%
Accenture PLC Class A	534,963	88,761,061
BigBear.ai Holdings, Inc. (a)	951,888	2,655,768

See accompanying notes which are an integral part of the financial statements.
35	Annual Report

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
IT SERVICES – continued
IT Consulting & Other Services – continued
Cognizant Technology Solutions Corp. Class A	567,283	$31,399,114
DXC Technology Co. (a)	547,228	6,150,843
EPAM Systems, Inc. (a)	122,068	12,885,498
Everforth, Inc. (a)	90,917	2,585,679
Gartner, Inc. (a)	112,218	16,947,162
Grid Dynamics Holdings, Inc. (a)	210,684	1,451,613
International Business Machines Corp.	776,366	173,634,256
Kyndryl Holdings, Inc. (a)	611,497	8,285,784
		344,756,778
TOTAL IT SERVICES		733,849,046
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 41.9%
Semiconductor Materials & Equipment – 5.6%
ACM Research, Inc. Class A (a)	167,246	13,123,794
Aehr Test Systems (a)	12,318	985,194
Amkor Technology, Inc.	261,632	13,047,588
Applied Materials, Inc.	661,838	335,995,297
Axcelis Technologies, Inc. (a)	96,872	12,630,171
AXT, Inc. (a)	10,721	647,870
Cohu, Inc. (a)	149,210	7,160,588
Enphase Energy, Inc. (a)	330,834	12,419,508
Entegris, Inc.	205,771	24,497,038
FormFactor, Inc. (a)	150,186	15,949,753
Ichor Holdings Ltd. (a)	107,866	8,119,074
KLA Corp.	1,113,326	203,538,259
Kulicke & Soffa Industries, Inc.	149,651	13,348,869
Lam Research Corp.	1,045,131	306,244,286
MKS, Inc.	90,268	26,850,217
Onto Innovation, Inc. (a)	81,947	21,189,855
PDF Solutions, Inc. (a)	100,191	4,617,803
Photronics, Inc. (a)	186,233	5,640,998
Qnity Electronics, Inc.	3,733	489,695
SolarEdge Technologies, Inc. (a)	187,087	7,707,984
Teradyne, Inc.	158,195	58,166,719
Ultra Clean Holdings, Inc. (a)	141,564	11,793,697
Veeco Instruments, Inc. (a)	189,170	9,458,500
		1,113,622,757
Semiconductors – 36.3%
Advanced Micro Devices, Inc. (a)	1,333,187	634,796,990
Allegro MicroSystems, Inc. (a)	354,804	14,724,366
Alpha & Omega Semiconductor Ltd. (a)	85,139	2,702,312
Ambarella, Inc. (a)	125,623	10,803,578
Analog Devices, Inc.	419,464	154,115,268
Astera Labs, Inc. (a)	153,020	47,624,415
Broadcom, Inc.	2,149,742	836,851,566
CEVA, Inc. (a)	87,351	2,852,010

	Shares	Value

Cirrus Logic, Inc. (a)	107,232	$13,870,459
Credo Technology Group Holding Ltd. (a)	196,472	40,667,739
Diodes, Inc. (a)	145,026	11,938,540
First Solar, Inc. (a)	130,199	27,475,895
Impinj, Inc. (a)	81,416	12,323,126
indie Semiconductor, Inc. Class A (a)	677,856	2,189,475
Intel Corp. (a)	3,639,208	328,256,562
Lattice Semiconductor Corp. (a)	195,747	24,325,480
MACOM Technology Solutions Holdings, Inc. (a)	84,034	21,129,509
Marvell Technology, Inc.	747,577	140,215,542
MaxLinear, Inc. (a)	180,561	12,065,086
Microchip Technology, Inc.	552,282	41,029,030
Micron Technology, Inc.	925,889	762,034,424
Monolithic Power Systems, Inc.	44,889	64,013,061
Navitas Semiconductor Corp. (a)	461,231	5,008,969
NVIDIA Corp.	16,995,075	3,411,761,306
NXP Semiconductors NV	239,962	54,989,692
ON Semiconductor Corp. (a)	417,777	34,094,781
Penguin Solutions, Inc. (a)	152,508	8,026,496
Power Integrations, Inc.	176,146	10,693,824
Qorvo, Inc. (a)	179,673	16,272,984
QUALCOMM, Inc.	914,958	135,056,950
Rambus, Inc. (a)	174,447	15,879,910
Rigetti Computing, Inc. (a)	707,437	10,576,183
Semtech Corp. (a)	153,647	18,102,689
Silicon Laboratories, Inc. (a)	75,679	16,460,182
SiTime Corp. (a)	32,824	17,567,405
SkyWater Technology, Inc. (a)	17,608	577,431
Skyworks Solutions, Inc.	272,554	16,974,663
Synaptics, Inc. (a)	116,516	12,504,497
T1 Energy, Inc. (a)	53,055	221,239
Texas Instruments, Inc.	769,564	212,199,577
Universal Display Corp.	125,606	10,068,577
Wolfspeed, Inc. (a)	7,603	179,583
		7,213,221,371
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		8,326,844,128
SOFTWARE – 24.5%
Application Software – 8.5%
ACI Worldwide, Inc. (a)	322,510	18,489,498
Adobe, Inc. (a)	367,915	92,129,595
Agilysys, Inc. (a)	83,560	8,787,170
Alarm.com Holdings, Inc. (a)	146,540	8,023,065
Alkami Technology, Inc. (a)	227,945	4,141,761
Amplitude, Inc. Class A (a)	279,402	2,481,090
Appfolio, Inc. Class A (a)	65,861	11,867,494
Asana, Inc. Class A (a)	298,259	2,481,515

See accompanying notes which are an integral part of the financial statements.
Annual Report	36

Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
Atlassian Corp. Class A (a)	206,994	$20,909,499
Aurora Innovation, Inc. (a)	2,500,825	16,130,321
Autodesk, Inc. (a)	210,927	49,399,103
AvePoint, Inc. (a)	383,413	4,995,871
Bentley Systems, Inc. Class B	375,472	13,306,728
Bill Holdings, Inc. (a)	261,017	11,779,697
Bit Digital, Inc. (a)	1,119,613	1,466,693
Blackbaud, Inc. (a)	98,121	4,199,579
BlackLine, Inc. (a)	141,551	4,444,701
Box, Inc. Class A (a)	435,414	13,737,312
Braze, Inc. Class A (a)	234,807	5,851,390
C3.ai, Inc. Class A (a)	413,157	3,792,781
Cadence Design Systems, Inc. (a)	247,994	84,322,920
CCC Intelligent Solutions Holdings, Inc. (a)	1,543,452	9,399,623
Cipher Digital, Inc. (a)	812,547	18,136,049
Circle Internet Group, Inc. (a)	4,722	295,644
Cleanspark, Inc. (a)	816,204	11,230,967
Clear Secure, Inc. Class A	244,428	13,502,203
Core Scientific, Inc. (a)	666,007	13,799,665
Daily Journal Corp. (a)	4,446	2,610,247
Datadog, Inc. Class A (a)	301,246	80,724,891
Docusign, Inc. (a)	342,100	18,757,343
Dropbox, Inc. Class A (a)	513,644	16,724,249
D-Wave Quantum, Inc. (a)	763,274	13,799,994
Dynatrace, Inc. (a)	488,258	21,639,594
Elastic NV (a)	234,595	15,434,005
Fair Isaac Corp. (a)	27,623	31,019,800
Five9, Inc. (a)	222,133	6,110,879
Freshworks, Inc. Class A (a)	608,711	6,911,913
Guidewire Software, Inc. (a)	123,401	18,749,548
HubSpot, Inc. (a)	67,918	16,121,016
Hut 8 Corp. (a)	193,200	20,794,116
I3 Verticals, Inc. Class A (a)	70,903	1,493,217
Intapp, Inc. (a)	176,817	5,780,148
InterDigital, Inc.	55,048	16,780,007
Intuit, Inc.	237,496	75,065,361
IREN Ltd. (a)	4,122	151,690
Klaviyo, Inc. Class A (a)	320,362	5,715,258
Life360, Inc. (a)	204,240	11,039,172
LiveRamp Holdings, Inc. (a)	202,746	7,677,991
Manhattan Associates, Inc. (a)	105,808	20,247,419
MARA Holdings, Inc. (a)	1,080,723	12,233,784
nCino, Inc. (a)	335,547	6,194,198
NCR Voyix Corp. (a)	408,692	3,379,883
NextNav, Inc. (a)	236,780	3,104,186
Nutanix, Inc. Class A (a)	383,658	22,639,659
Pagaya Technologies Ltd. Class A (a)	150,791	2,905,743

	Shares	Value

PagerDuty, Inc. (a)	276,216	$2,922,365
Palantir Technologies, Inc. Class A (a)	1,825,055	224,591,268
PAR Technology Corp. (a)	124,920	2,117,394
Pegasystems, Inc.	279,151	8,528,063
Procore Technologies, Inc. (a)	281,655	15,426,244
PTC, Inc. (a)	154,908	21,253,378
Q2 Holdings, Inc. (a)	194,243	11,823,571
RingCentral, Inc. Class A	229,872	12,785,481
Riot Platforms, Inc. (a)	741,100	14,947,987
Roper Technologies, Inc.	107,762	42,239,471
Salesforce, Inc.	702,721	129,314,718
Samsara, Inc. Class A (a)	611,789	22,801,376
ServiceTitan, Inc. Class A (a)	5,739	476,681
SoundHound AI, Inc. Class A (a)	1,177,907	7,220,570
Sprinklr, Inc. Class A (a)	358,271	2,278,604
SPS Commerce, Inc. (a)	117,350	8,612,316
Strategy, Inc. (a)	235,770	21,992,626
Synopsys, Inc. (a)	168,340	65,443,858
Terawulf, Inc. (a)	802,541	14,172,874
Trimble, Inc. (a)	338,562	19,155,838
Tyler Technologies, Inc. (a)	55,960	17,325,216
Unity Software, Inc. (a)	656,544	20,819,010
Vertex, Inc. Class A (a)	227,327	2,934,792
Via Transportation, Inc. Class A (a)	25,791	524,589
Workday, Inc. Class A (a)	225,392	36,139,353
Workiva, Inc. (a)	153,640	9,187,672
Zeta Global Holdings Corp. Class A (a)	560,771	12,112,654
Zoom Communications, Inc. (a)	302,422	29,053,681
		1,689,108,895
Systems Software – 16.0%
A10 Networks, Inc.	225,525	6,668,774
Adeia, Inc.	343,418	9,152,090
Appian Corp. Class A (a)	101,798	2,744,474
Arteris, Inc. (a)	10,191	304,507
Commvault Systems, Inc. (a)	105,208	12,393,502
Crowdstrike Holdings, Inc. Class A (a)	865,210	165,133,981
Dolby Laboratories, Inc. Class A	194,759	11,453,777
Fortinet, Inc. (a)	590,274	95,594,874
Gen Digital, Inc.	811,495	22,275,538
Gitlab, Inc. Class A (a)	407,896	14,076,491
JFrog Ltd. (a)	232,946	18,586,761
Microsoft Corp.	4,691,730	2,180,340,766
N-able, Inc. (a)	46,975	219,843
Netskope, Inc. Class A (a)	34,595	435,551
Oracle Corp.	1,375,407	178,624,107
Palo Alto Networks, Inc. (a)	698,223	231,691,338
Progress Software Corp. (a)	137,464	5,579,664
Qualys, Inc. (a)	112,355	16,263,386
See accompanying notes which are an integral part of the financial statements.
37	Annual Report

Fidelity® MSCI Information Technology Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Systems Software – continued
Rubrik, Inc. Class A (a)	241,336	$17,463,073
SentinelOne, Inc. Class A (a)	859,187	16,376,104
ServiceNow, Inc. (a)	878,065	97,667,170
Tenable Holdings, Inc. (a)	375,501	12,256,353
Teradata Corp. (a)	270,722	8,389,675
UiPath, Inc. Class A (a)	1,269,877	16,203,630
Varonis Systems, Inc. (a)	313,357	12,518,612
Zscaler, Inc. (a)	126,131	19,071,007
		3,171,485,048
TOTAL SOFTWARE		4,860,593,943
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 20.4%
Technology Hardware, Storage & Peripherals – 20.4%
Apple, Inc.	10,466,731	3,233,277,873
Corsair Gaming, Inc. (a)	167,833	1,780,708
Dell Technologies, Inc. Class C	287,772	116,654,136
Diebold Nixdorf, Inc. (a)	45,606	3,356,146
Eastman Kodak Co. (a)	41,143	345,601
Everpure, Inc. Class A (a)	393,231	30,345,636
GPGI, Inc.	499,823	6,597,664
Hewlett Packard Enterprise Co.	1,394,343	66,789,030
HP, Inc.	1,201,494	32,764,741
Infleqtion, Inc. (a)	32,645	320,900
IonQ, Inc. (a)	492,102	17,932,197
NetApp, Inc.	246,920	44,075,220

	Shares	Value

Quantum Computing, Inc. (a)	646,575	$5,237,258
Sandisk Corp. (a)	123,711	150,287,834
Seagate Technology Holdings PLC	190,615	163,191,220
Super Micro Computer, Inc. (a)	746,911	21,212,272
Western Digital Corp.	302,325	164,718,753
TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		4,058,887,189
TOTAL COMMON STOCKS (Cost $9,378,600,590)		19,836,025,665
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.57% (b) (Cost $33,854,000)	33,854,000	33,854,000
TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $9,412,454,590)		19,869,879,665
NET OTHER ASSETS (LIABILITIES) – (0.1%)		(18,019,726)
NET ASSETS – 100.0%		$19,851,859,939

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	4	September 2026	$ 587,600	$ (14,797)	$ (14,797)
CME E-mini Technology Select Sector Index Contracts (United States)	35	September 2026	12,422,200	(603,571)	(603,571)
Total Equity Index Contracts					$(618,368)
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
See accompanying notes which are an integral part of the financial statements.
Annual Report	38

Investment Valuation
The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	19,836,025,665	19,836,025,665	$—	$—
Money Market Funds	33,854,000	33,854,000	—	—
Total Investments in Securities:	$19,869,879,665	$19,869,879,665	$—	$—
Derivative Instruments:
Liabilities
Futures Contracts	$(618,368)	$(618,368)	$—	$—
Total Liabilities	$(618,368)	$(618,368)	$—	$—
Total Derivative Instruments:	$(618,368)	$(618,368)	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(618,368)
Total Equity Risk	0	(618,368)
Total Value of Derivatives	$0	$(618,368)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
39	Annual Report

Fidelity® MSCI Materials Index ETF
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
CHEMICALS – 49.7%
Commodity Chemicals – 3.5%
Cabot Corp.	20,648	$1,817,437
Dow, Inc.	284,534	8,618,535
Hawkins, Inc.	7,645	978,789
Koppers Holdings, Inc.	7,274	356,571
LyondellBasell Industries NV Class A	101,908	6,326,449
Olin Corp.	45,019	833,302
PureCycle Technologies, Inc. (a)	59,481	378,894
Tronox Holdings PLC	47,642	278,229
Westlake Corp.	12,661	892,601
		20,480,807
Diversified Chemicals – 0.3%
Chemours Co.	59,343	985,687
Huntsman Corp.	65,350	637,816
LSB Industries, Inc. (a)	22,214	241,689
		1,865,192
Fertilizers & Agricultural Chemicals – 5.7%
CF Industries Holdings, Inc.	60,739	7,603,915
Corteva, Inc.	265,451	20,893,648
FMC Corp.	49,442	529,524
Mosaic Co.	125,540	2,776,945
Scotts Miracle-Gro Co.	17,785	1,168,119
		32,972,151
Industrial Gases – 19.4%
Air Products & Chemicals, Inc.	83,635	24,663,125
Linde PLC	183,224	87,650,697
		112,313,822
Specialty Chemicals – 20.8%
Albemarle Corp.	46,596	5,481,553
Ashland, Inc.	16,737	1,215,274
ASP Isotopes, Inc. (a)	41,968	167,872
Avient Corp.	36,262	1,317,036
Axalta Coating Systems Ltd. (a)	84,367	3,021,182
Balchem Corp.	12,663	2,121,749
Celanese Corp.	43,324	1,937,449
Eastman Chemical Co.	45,213	3,162,649
Ecolab, Inc.	100,502	27,902,370
Ecovyst, Inc. (a)	43,276	521,909
Element Solutions, Inc.	91,501	3,360,832
HB Fuller Co.	21,544	1,191,383
Ingevity Corp. (a)	13,927	1,018,203
Innospec, Inc.	9,842	846,215
International Flavors & Fragrances, Inc.	98,474	7,801,110
Minerals Technologies, Inc.	11,961	911,907
NewMarket Corp.	2,972	2,526,676
Perimeter Solutions, Inc. (a)	57,943	1,773,635
PPG Industries, Inc.	88,489	9,779,804
Quaker Chemical Corp.	5,483	880,131
RPM International, Inc.	50,463	5,403,073

	Shares	Value

Sensient Technologies Corp.	14,301	$1,768,605
Sherwin-Williams Co.	92,916	31,670,419
Solstice Advanced Materials, Inc.	62,787	3,777,894
Stepan Co.	8,523	546,665
		120,105,595
TOTAL CHEMICALS		287,737,567
CONSTRUCTION MATERIALS – 11.4%
Construction Materials – 11.4%
Amrize Ltd. (a)	196,818	9,626,368
CRH PLC	264,678	25,147,057
Eagle Materials, Inc.	12,428	2,546,994
Knife River Corp. (a)	22,440	1,641,935
Martin Marietta Materials, Inc.	23,825	12,511,461
U.S. Lime & Minerals, Inc.	4,251	468,885
Vulcan Materials Co.	51,584	13,853,915
TOTAL CONSTRUCTION MATERIALS		65,796,615
CONTAINERS & PACKAGING – 10.6%
Metal, Glass & Plastic Containers – 3.2%
AptarGroup, Inc.	25,215	3,377,801
Ball Corp.	99,974	6,488,313
Crown Holdings, Inc.	44,380	5,230,183
Greif, Inc. Class A	9,297	804,655
Greif, Inc. Class B	1,468	159,249
O-I Glass, Inc. (a)	60,608	433,347
Silgan Holdings, Inc.	34,395	1,375,112
TriMas Corp.	11,242	448,893
		18,317,553
Paper & Plastic Packaging Products & Materials – 7.4%
Amcor PLC	182,691	8,199,172
Avery Dennison Corp.	30,413	5,161,999
Graphic Packaging Holding Co.	116,935	1,254,713
International Paper Co.	198,889	8,120,638
Packaging Corp. of America	35,201	8,653,814
Smurfit Westrock PLC	207,288	9,529,029
Sonoco Products Co.	39,093	2,203,281
		43,122,646
TOTAL CONTAINERS & PACKAGING		61,440,199
METALS & MINING – 28.1%
Aluminum – 1.4%
Alcoa Corp.	104,330	4,721,976
Century Aluminum Co. (a)	26,415	1,182,599
Constellium SE (a)	48,450	1,345,941
Kaiser Aluminum Corp.	6,410	1,023,549
		8,274,065
Copper – 6.2%
Freeport-McMoRan, Inc.	568,263	35,590,312

See accompanying notes which are an integral part of the financial statements.
Annual Report	40

Common Stocks – continued
	Shares	Value
METALS & MINING – continued
Diversified Metals & Mining – 1.2%
Compass Minerals International, Inc. (a)	13,656	$400,667
Ivanhoe Electric, Inc. (a)	48,239	441,387
Materion Corp.	8,019	1,690,726
MP Materials Corp. (a)	56,199	2,324,953
NioCorp Developments Ltd. (a)	56,410	240,024
TMC the metals Co., Inc. (a)	85,951	305,986
Trilogy Metals, Inc. (a)	42,493	133,003
U.S. Antimony Corp. (a)	48,484	245,814
USA Rare Earth, Inc. (a)	68,949	1,030,787
		6,813,347
Gold – 9.4%
Coeur Mining, Inc.	409,047	6,098,891
Hycroft Mining Holding Corp. Class A (a)	20,700	404,271
McEwen, Inc. (a)	20,010	345,973
Newmont Corp.	427,001	40,014,264
Perpetua Resources Corp. (a)	33,348	613,936
Royal Gold, Inc.	33,545	6,653,651
		54,130,986
Silver – 0.6%
Hecla Mining Co.	265,139	3,743,763
Steel – 9.3%
Alpha Metallurgical Resources, Inc. (a)	4,168	571,683
Cleveland-Cliffs, Inc. (a)	225,532	2,598,128
Commercial Metals Co.	43,844	3,012,960
Metallus, Inc. (a)	14,109	283,873
Nucor Corp.	87,810	22,592,635
Ramaco Resources, Inc. Class A (a)	14,162	129,865

	Shares	Value

Reliance, Inc.	20,208	$8,206,469
Ryerson Holding Corp.	17,382	483,046
Steel Dynamics, Inc.	54,422	13,674,072
SunCoke Energy, Inc.	33,375	283,020
Warrior Met Coal, Inc.	20,877	1,657,842
Worthington Steel, Inc.	12,964	466,834
		53,960,427
TOTAL METALS & MINING		162,512,900
PAPER & FOREST PRODUCTS – 0.1%
Paper Products – 0.1%
Sylvamo Corp.	12,888	482,140
TOTAL COMMON STOCKS (Cost $535,103,032)		577,969,421
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.57% (b) (Cost $779,000)	779,000	779,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $535,882,032)		578,748,421
NET OTHER ASSETS (LIABILITIES) – (0.0%)		(73,928)
NET ASSETS – 100.0%		$578,674,493

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Materials Select Sector Index Contracts (United States)	6	September 2026	$643,800	$(14,465)	$(14,465)
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
See accompanying notes which are an integral part of the financial statements.
41	Annual Report

Fidelity® MSCI Materials Index ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$577,969,421	$577,969,421	$—	$—
Money Market Funds	779,000	779,000	—	—
Total Investments in Securities:	$578,748,421	$578,748,421	$—	$—
Derivative Instruments:
Liabilities
Futures Contracts	$(14,465)	$(14,465)	$—	$—
Total Liabilities	$(14,465)	$(14,465)	$—	$—
Total Derivative Instruments:	$(14,465)	$(14,465)	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(14,465)
Total Equity Risk	0	(14,465)
Total Value of Derivatives	$0	$(14,465)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	42

Fidelity® MSCI Real Estate Index ETF
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
DIVERSIFIED REITS – 1.9%
Diversified REITs – 1.9%
American Assets Trust, Inc.	49,568	$1,169,309
Broadstone Net Lease, Inc.	181,516	3,886,258
Essential Properties Realty Trust, Inc.	191,755	6,000,014
Gladstone Commercial Corp.	47,074	588,425
Global Net Lease, Inc.	194,627	1,697,147
WP Carey, Inc.	208,302	15,331,027
TOTAL DIVERSIFIED REITS		28,672,180
HEALTH CARE REITS – 16.9%
Health Care REITs – 16.9%
Alexandria Real Estate Equities, Inc.	150,088	7,722,028
American Healthcare REIT, Inc.	174,641	9,710,040
CareTrust REIT, Inc.	209,036	8,766,970
Diversified Healthcare Trust	186,757	1,662,137
Healthcare Realty Trust, Inc.	355,668	7,472,585
Healthpeak Properties, Inc.	675,903	14,754,963
LTC Properties, Inc.	45,514	1,831,483
Medical Properties Trust, Inc.	571,727	2,647,096
National Health Investors, Inc.	44,339	3,398,584
Omega Healthcare Investors, Inc.	268,983	13,618,609
Sabra Health Care REIT, Inc.	229,990	4,868,888
Ventas, Inc.	432,537	40,446,535
Welltower, Inc.	578,587	135,643,936
TOTAL HEALTH CARE REITS		252,543,854
HOTEL & RESORT REITS – 2.9%
Hotel & Resort REITs – 2.9%
Apple Hospitality REIT, Inc.	220,218	3,635,799
DiamondRock Hospitality Co.	202,781	2,684,820
Host Hotels & Resorts, Inc.	670,242	16,843,182
Park Hotels & Resorts, Inc.	201,594	3,036,006
Pebblebrook Hotel Trust	118,354	2,260,561
RLJ Lodging Trust	152,466	1,867,709
Ryman Hospitality Properties, Inc.	54,634	7,301,834
Service Properties Trust	110,370	886,271
Sunstone Hotel Investors, Inc.	187,439	2,206,157
Xenia Hotels & Resorts, Inc.	100,949	2,077,530
TOTAL HOTEL & RESORT REITS		42,799,869
INDUSTRIAL REITS – 11.3%
Industrial REITs – 11.3%
Americold Realty Trust, Inc.	263,001	3,705,684
EastGroup Properties, Inc.	49,110	10,264,481
First Industrial Realty Trust, Inc.	126,342	8,318,357
Lineage, Inc.	63,374	2,685,156
LXP Industrial Trust	57,793	3,498,210
Prologis, Inc.	819,951	118,573,114
Rexford Industrial Realty, Inc.	211,611	7,992,548
STAG Industrial, Inc.	174,198	6,664,816

	Shares	Value

Terreno Realty Corp.	97,013	$6,950,982
TOTAL INDUSTRIAL REITS		168,653,348
OFFICE REITS – 2.8%
Office REITs – 2.8%
Brandywine Realty Trust	179,245	544,905
BXP, Inc.	142,223	9,972,677
COPT Defense Properties	108,230	4,108,411
Cousins Properties, Inc.	159,511	5,032,572
Douglas Emmett, Inc.	142,834	1,688,298
Easterly Government Properties, Inc.	41,388	1,008,212
Empire State Realty Trust, Inc. Class A	142,809	722,613
Highwoods Properties, Inc.	102,357	3,391,087
JBG SMITH Properties	83,381	1,171,503
Kilroy Realty Corp.	107,267	4,164,105
Piedmont Realty Trust, Inc. (a)	127,994	1,240,262
SL Green Realty Corp.	68,448	3,622,953
Vornado Realty Trust	154,508	6,086,070
TOTAL OFFICE REITS		42,753,668
REAL ESTATE MANAGEMENT & DEVELOPMENT – 6.6%
Diversified Real Estate Activities – 0.2%
St. Joe Co.	39,929	2,485,181
Real Estate Development – 0.2%
Forestar Group, Inc. (a)	22,623	636,837
Howard Hughes Holdings, Inc. (a)	31,544	2,016,293
		2,653,130
Real Estate Operating Companies – 0.1%
Landbridge Co. LLC Class A	25,563	1,981,644
Real Estate Services – 6.1%
AGNT, Inc.	92,837	375,990
CBRE Group, Inc. Class A (a)	279,595	41,047,342
Compass, Inc. Class A (a)	620,358	7,065,878
CoStar Group, Inc. (a)	397,602	11,435,033
Cushman & Wakefield Ltd. (a)	220,650	2,961,123
Jones Lang LaSalle, Inc. (a)	45,194	16,045,226
Marcus & Millichap, Inc.	26,058	801,283
Newmark Group, Inc. Class A	142,222	2,132,619
Opendoor Technologies, Inc. (a)	851,365	3,209,646
Zillow Group, Inc. Class A (a)	36,002	1,248,909
Zillow Group, Inc. Class C (a)	151,952	5,175,485
		91,498,534
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		98,618,489
RESIDENTIAL REITS – 10.8%
Multi-Family Residential REITs – 7.2%
Apartment Investment & Management Co. Class A	136,436	367,013

See accompanying notes which are an integral part of the financial statements.
43	Annual Report

Fidelity® MSCI Real Estate Index ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
RESIDENTIAL REITS – continued
Multi-Family Residential REITs – continued
AvalonBay Communities, Inc.	135,222	$25,098,555
Camden Property Trust	101,895	11,290,985
Centerspace	16,872	925,261
Equity Residential	328,491	21,828,227
Essex Property Trust, Inc.	61,157	17,377,150
Independence Realty Trust, Inc.	220,833	3,672,453
Mid-America Apartment Communities, Inc.	111,180	14,713,561
NexPoint Residential Trust, Inc.	23,742	619,904
UDR, Inc.	297,934	11,369,161
		107,262,270
Single-Family Residential REITs – 3.6%
American Homes 4 Rent Class A	313,372	10,472,892
Equity LifeStyle Properties, Inc.	170,858	11,117,730
Invitation Homes, Inc.	562,341	16,712,775
Sun Communities, Inc.	119,709	14,781,667
UMH Properties, Inc.	75,572	1,141,893
		54,226,957
TOTAL RESIDENTIAL REITS		161,489,227
RETAIL REITS – 15.2%
Retail REITs – 15.2%
Acadia Realty Trust	119,957	2,695,434
Agree Realty Corp.	109,348	8,507,274
Alexander's, Inc.	2,580	657,900
Brixmor Property Group, Inc.	287,090	9,046,206
CBL & Associates Properties, Inc.	14,621	858,399
Curbline Properties Corp.	91,590	2,806,318
Federal Realty Investment Trust	74,317	9,221,996
Getty Realty Corp.	52,321	1,786,239
InvenTrust Properties Corp.	74,574	2,640,665
Kimco Realty Corp.	642,169	16,362,466
Kite Realty Group Trust	209,571	5,997,922
Macerich Co.	237,444	6,135,553
NETSTREIT Corp.	89,099	1,911,174
NNN REIT, Inc.	176,934	8,407,904
Phillips Edison & Co., Inc.	116,895	4,966,869
Realty Income Corp.	848,235	54,176,769
Regency Centers Corp.	167,207	13,425,050
Saul Centers, Inc.	14,731	501,885
Simon Property Group, Inc.	305,290	70,024,367
Tanger, Inc.	104,684	4,256,451
Urban Edge Properties	120,701	2,735,085
TOTAL RETAIL REITS		227,121,926
SPECIALIZED REITS – 31.2%
Data Center REITs – 9.2%
Digital Realty Trust, Inc.	312,601	58,931,540

	Shares	Value

Equinix, Inc.	76,764	$78,244,010
		137,175,550
Other Specialized REITs – 6.9%
EPR Properties	72,568	4,504,296
Four Corners Property Trust, Inc.	100,445	2,571,392
Gaming & Leisure Properties, Inc.	259,945	11,642,937
Iron Mountain, Inc.	279,186	34,150,032
Lamar Advertising Co. Class A	83,491	13,355,220
Millrose Properties, Inc.	140,780	3,939,024
Outfront Media, Inc.	140,491	4,477,448
Safehold, Inc.	48,787	789,374
VICI Properties, Inc.	1,015,170	26,749,729
		102,179,452
Self-Storage REITs – 6.1%
CubeSmart	214,369	8,887,739
Extra Space Storage, Inc.	201,235	29,790,829
Public Storage	157,903	51,187,416
Smartstop Self Storage REIT, Inc.	50,925	1,708,024
		91,574,008
Telecom Tower REITs – 7.4%
American Tower Corp.	353,449	61,273,919
Crown Castle, Inc.	408,954	31,203,190
SBA Communications Corp.	102,600	18,568,548
		111,045,657
Timber REITs – 1.6%
Rayonier, Inc.	285,615	6,220,695
Weyerhaeuser Co.	694,875	17,392,721
		23,613,416
TOTAL SPECIALIZED REITS		465,588,083
TOTAL COMMON STOCKS (Cost $1,411,641,302)		1,488,240,644
Money Market Fund – 0.3%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.57% (b) (Cost $4,380,000)	4,380,000	4,380,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,416,021,302)		1,492,620,644
NET OTHER ASSETS (LIABILITIES) – 0.1%		809,902
NET ASSETS – 100.0%		$1,493,430,546

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.
Annual Report	44

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Dow Jones U.S. Real Estate Index Contracts (United States)	128	September 2026	$5,073,920	$87,753	$87,753
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,488,240,644	$1,488,240,644	$—	$—
Money Market Funds	4,380,000	4,380,000	—	—
Total Investments in Securities:	$1,492,620,644	$1,492,620,644	$—	$—
Derivative Instruments:
Assets
Futures Contracts	$87,753	$87,753	$—	$—
Total Assets	$87,753	$87,753	$—	$—
Total Derivative Instruments:	$87,753	$87,753	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$87,753	$0
Total Equity Risk	87,753	0
Total Value of Derivatives	$87,753	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
45	Annual Report

Fidelity® MSCI Utilities Index ETF
Schedule of Investments July 31, 2026
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
ELECTRIC UTILITIES – 61.7%
Electric Utilities – 61.7%
Alliant Energy Corp.	391,927	$27,740,593
American Electric Power Co., Inc.	824,846	105,456,561
Constellation Energy Corp.	467,310	122,785,702
Duke Energy Corp.	1,180,926	148,123,548
Edison International	584,088	42,854,537
Entergy Corp.	694,697	74,763,291
Evergy, Inc.	349,450	29,007,845
Eversource Energy	570,338	40,830,497
Exelon Corp.	1,552,216	71,122,537
FirstEnergy Corp.	833,823	40,281,989
Hawaiian Electric Industries, Inc. (a)	262,200	3,387,624
IDACORP, Inc.	84,092	12,017,588
MGE Energy, Inc.	55,671	4,427,515
NextEra Energy, Inc.	3,164,401	275,049,735
NRG Energy, Inc.	309,305	41,536,568
OGE Energy Corp.	313,168	14,828,505
Oklo, Inc. (a)	217,440	8,443,195
Otter Tail Corp.	57,195	5,057,182
PG&E Corp.	3,341,818	58,080,797
Pinnacle West Capital Corp.	183,654	18,547,217
Portland General Electric Co.	175,759	8,670,191
PPL Corp.	1,141,395	40,188,518
Southern Co.	1,710,657	161,725,513
TXNM Energy, Inc.	148,916	8,625,215
Xcel Energy, Inc.	947,154	74,067,443
TOTAL ELECTRIC UTILITIES		1,437,619,906
GAS UTILITIES – 4.8%
Gas Utilities – 4.8%
Atmos Energy Corp.	251,052	43,376,765
Chesapeake Utilities Corp.	36,343	4,825,624
MDU Resources Group, Inc.	294,593	5,877,130
National Fuel Gas Co.	137,049	11,280,503
New Jersey Resources Corp.	153,172	8,867,127
Northwest Natural Holding Co.	61,555	3,011,271
ONE Gas, Inc.	95,376	7,405,946
Southwest Gas Holdings, Inc.	93,442	8,353,715
Spire, Inc.	89,526	7,149,546
UGI Corp.	325,798	11,767,824
TOTAL GAS UTILITIES		111,915,451
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 5.6%
Independent Power Producers & Energy Traders – 4.9%
AES Corp.	1,082,070	15,884,788
Hallador Energy Co. (a)	52,837	751,342
Talen Energy Corp. (a)	61,998	20,713,532
Vistra Corp.	513,743	76,131,575
		113,481,237

	Shares	Value

Renewable Electricity – 0.7%
Clearway Energy, Inc. Class C	178,958	$5,678,337
Ormat Technologies, Inc.	92,401	9,016,490
XPLR Infrastructure LP (a)	128,456	1,528,626
		16,223,453
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		129,704,690
MULTI-UTILITIES – 24.6%
Multi-Utilities – 24.6%
Ameren Corp.	419,813	46,015,703
Avista Corp.	124,986	5,055,684
Black Hills Corp.	115,530	8,226,891
CenterPoint Energy, Inc.	990,717	41,649,743
CMS Energy Corp.	467,380	33,646,686
Consolidated Edison, Inc.	559,070	60,854,769
Dominion Energy, Inc.	1,333,812	92,259,776
DTE Energy Co.	315,679	44,785,380
NiSource, Inc.	727,412	32,318,915
Northwestern Energy Group, Inc.	93,159	6,403,750
Public Service Enterprise Group, Inc.	756,824	58,033,264
Sempra	991,418	87,790,064
Unitil Corp.	27,169	1,465,496
WEC Energy Group, Inc.	494,244	54,080,178
TOTAL MULTI-UTILITIES		572,586,299
WATER UTILITIES – 3.1%
Water Utilities – 3.1%
American States Water Co.	59,385	5,085,731
American Water Works Co., Inc.	296,333	39,758,999
California Water Service Group	90,350	4,527,438
Essential Utilities, Inc.	408,415	16,275,338
H2O America	58,785	3,605,284
Middlesex Water Co.	28,365	1,625,315
TOTAL WATER UTILITIES		70,878,105
TOTAL COMMON STOCKS (Cost $2,082,134,431)		2,322,704,451
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.57% (b) (Cost $4,974,000)	4,974,000	4,974,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $2,087,108,431)		2,327,678,451
NET OTHER ASSETS (LIABILITIES) – 0.0%		851,279
NET ASSETS – 100.0%		$2,328,529,730

See accompanying notes which are an integral part of the financial statements.
Annual Report	46

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Utilities Select Sector Index Contracts (United States)	64	September 2026	$5,745,280	$(89,553)	$(89,553)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,322,704,451	$2,322,704,451	$—	$—
Money Market Funds	4,974,000	4,974,000	—	—
Total Investments in Securities:	$2,327,678,451	$2,327,678,451	$—	$—
Derivative Instruments:
Liabilities
Futures Contracts	$(89,553)	$(89,553)	$—	$—
Total Liabilities	$(89,553)	$(89,553)	$—	$—
Total Derivative Instruments:	$(89,553)	$(89,553)	$—	$—
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of July 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(89,553)
Total Equity Risk	0	(89,553)
Total Value of Derivatives	$0	$(89,553)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
47	Annual Report

Financial Statements
Statements of Assets and Liabilities
July 31, 2026
	Fidelity MSCI Communication Services Index ETF	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 1,728,588,534	$ 1,685,259,980	$ 1,414,544,837	$ 2,007,971,904
Segregated cash with brokers for derivative instruments	166,927	114,011	251,501	370,369
Cash	—	48,248	9,679	27,374
Receivable for investments sold	72,700,131	3,942,617	—	—
Receivable for fund shares sold	7,863	—	—	—
Dividends receivable	2,194,549	296,976	1,961,135	790,119
Interest receivable	5,999	9,428	8,425	12,520
Receivable for daily variation margin on futures contracts	162,088	521,338	—	12,666
Other receivable	—	—	—	—
Total assets	1,803,826,091	1,690,192,598	1,416,775,577	2,009,184,952
Liabilities
Payable to custodian bank	1,563	—	—	—
Payable for investments purchased	73,382,998	8,617,065	—	—
Payable for fund shares redeemed	7,863	—	—	—
Accrued management fees	126,155	116,640	98,575	134,198
Payable for daily variation margin on futures contracts	—	—	26,352	—
Total liabilities	73,518,579	8,733,705	124,927	134,198
Net Assets	$1,730,307,512	$1,681,458,893	$1,416,650,650	$2,009,050,754
Net Assets consist of:
Paid in capital	$1,561,108,190	$1,492,039,175	$1,276,158,524	$1,762,322,270
Total accumulated earnings (loss)	169,199,322	189,419,718	140,492,126	246,728,484
Net Assets	$1,730,307,512	$1,681,458,893	$1,416,650,650	$2,009,050,754
Shares outstanding	25,200,000	16,550,000	26,400,000	60,800,000
Net Asset Value per share	$68.66	$101.60	$53.66	$33.04
Investments at cost	$1,461,618,417	$1,398,104,114	$1,203,389,890	$1,593,197,576
See accompanying notes which are an integral part of the financial statements.
Annual Report	48

Statements of Assets and Liabilities
July 31, 2026
	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 2,374,165,401	$ 3,291,921,139	$ 2,313,276,860	$ 19,869,879,665
Segregated cash with brokers for derivative instruments	293,389	534,194	94,846	1,012,615
Cash	31,911	12,505	38,723	1,710,039
Receivable for investments sold	—	—	4,685,837	93,477,950
Receivable for fund shares sold	—	24,176	18,592	—
Dividends receivable	1,304,518	4,258,764	875,167	1,984,161
Interest receivable	11,331	15,197	6,624	102,707
Receivable for daily variation margin on futures contracts	—	—	102,161	1,633,959
Other receivable	—	—	—	—
Total assets	2,375,806,550	3,296,765,975	2,319,098,810	19,969,801,096
Liabilities
Payable to custodian bank	—	—	—	—
Payable for investments purchased	351,877	9,381	6,118,668	116,535,130
Payable for fund shares redeemed	—	—	—	—
Accrued management fees	163,950	229,702	162,576	1,406,027
Payable for daily variation margin on futures contracts	7,656	58,547	—	—
Total liabilities	523,483	297,630	6,281,244	117,941,157
Net Assets	$2,375,283,067	$3,296,468,345	$2,312,817,566	$19,851,859,939
Net Assets consist of:
Paid in capital	$1,691,758,034	$2,606,729,943	$1,724,904,345	$9,448,695,432
Total accumulated earnings (loss)	683,525,033	689,738,402	587,913,221	10,403,164,507
Net Assets	$2,375,283,067	$3,296,468,345	$2,312,817,566	$19,851,859,939
Shares outstanding	29,300,000	41,850,000	24,300,000	73,500,000
Net Asset Value per share	$81.07	$78.77	$95.18	$270.09
Investments at cost	$1,531,820,743	$2,444,015,234	$1,675,847,136	$9,412,454,590
See accompanying notes which are an integral part of the financial statements.
49	Annual Report

Financial Statements  – continued
Statements of Assets and Liabilities
July 31, 2026
	Fidelity MSCI Materials Index ETF	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Utilities Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$ 578,748,421	$ 1,492,620,644	$ 2,327,678,451
Segregated cash with brokers for derivative instruments	46,826	357,213	408,929
Cash	6,530	6,107	6,848
Receivable for investments sold	7,301,131	—	—
Receivable for fund shares sold	—	—	14,015
Dividends receivable	312,963	521,605	664,012
Interest receivable	1,928	12,367	15,608
Receivable for daily variation margin on futures contracts	5,074	—	—
Other receivable	—	71,668	—
Total assets	586,422,873	1,493,589,604	2,328,787,863
Liabilities
Payable to custodian bank	—	—	—
Payable for investments purchased	7,707,210	—	—
Payable for fund shares redeemed	—	—	—
Accrued management fees	41,170	104,606	165,770
Payable for daily variation margin on futures contracts	—	54,452	92,363
Total liabilities	7,748,380	159,058	258,133
Net Assets	$578,674,493	$1,493,430,546	$2,328,529,730
Net Assets consist of:
Paid in capital	$566,056,452	$1,532,377,866	$2,147,285,266
Total accumulated earnings (loss)	12,618,041	(38,947,320)	181,244,464
Net Assets	$578,674,493	$1,493,430,546	$2,328,529,730
Shares outstanding	10,150,000	49,700,000	40,800,000
Net Asset Value per share	$57.01	$30.05	$57.07
Investments at cost	$535,882,032	$1,416,021,302	$2,087,108,431
See accompanying notes which are an integral part of the financial statements.
Annual Report	50

Statements of Operations
For the year ended July 31, 2026
	Fidelity MSCI Communication Services Index ETF	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF
Investment Income
Dividends	$ 18,812,626	$ 14,747,584	$ 32,328,074	$ 45,186,007
Interest	104,440	143,801	107,406	146,675
Total income	18,917,066	14,891,385	32,435,480	45,332,682
Expenses
Management fees	1,495,602	1,523,964	1,152,540	1,345,286
Independent trustees' fees and expenses	3,912	4,059	3,034	3,464
Total expenses	1,499,514	1,528,023	1,155,574	1,348,750
Net investment income (loss)	17,417,552	13,363,362	31,279,906	43,983,932
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(36,546,048)	(1,236,686)	(28,089,519)	(13,935,444)
Net realized gain (loss) on In-kind redemptions	297,911,881	165,217,547	53,559,302	231,588,324
Net realized gain (loss) on futures contracts	(829,164)	290,684	253,438	1,155,649
Net realized gain (loss) on foreign currency transactions	—	—	—	—
Total net realized gain (loss)	260,536,669	164,271,545	25,723,221	218,808,529
Change in net unrealized appreciation (depreciation) on investment securities	(190,333,529)	(53,098,766)	58,898,669	261,836,276
Change in net unrealized appreciation (depreciation) on futures contracts	(80,853)	(43,133)	81,193	169,444
Total change in net unrealized appreciation (depreciation)	(190,414,382)	(53,141,899)	58,979,862	262,005,720
Net gain (loss)	70,122,287	111,129,646	84,703,083	480,814,249
Net increase (decrease) in net assets resulting from operations	$87,539,839	$124,493,008	$115,982,989	$524,798,181
See accompanying notes which are an integral part of the financial statements.
51	Annual Report

Financial Statements  – continued
Statements of Operations
For the year ended July 31, 2026
	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF
Investment Income
Dividends	$ 40,335,304	$ 42,877,645	$ 20,155,958	$ 84,266,094
Interest	170,717	166,941	97,522	1,449,479
Total income	40,506,021	43,044,586	20,253,480	85,715,573
Expenses
Management fees	1,940,644	2,355,922	1,506,267	14,395,429
Independent trustees' fees and expenses	5,123	6,031	3,798	36,736
Total expenses	1,945,767	2,361,953	1,510,065	14,432,165
Net investment income (loss)	38,560,254	40,682,633	18,743,415	71,283,408
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(8,043,337)	(21,925,172)	(10,359,030)	11,169,494
Net realized gain (loss) on In-kind redemptions	97,044,994	70,616,573	59,855,587	1,035,183,152
Net realized gain (loss) on futures contracts	260,523	979,620	691,705	15,795,037
Net realized gain (loss) on foreign currency transactions	—	—	(3)	—
Total net realized gain (loss)	89,262,180	49,671,021	50,188,259	1,062,147,683
Change in net unrealized appreciation (depreciation) on investment securities	103,792,564	596,292,438	239,999,361	3,637,318,512
Change in net unrealized appreciation (depreciation) on futures contracts	109,939	257,087	(99,433)	(946,094)
Total change in net unrealized appreciation (depreciation)	103,902,503	596,549,525	239,899,928	3,636,372,418
Net gain (loss)	193,164,683	646,220,546	290,088,187	4,698,520,101
Net increase (decrease) in net assets resulting from operations	$231,724,937	$686,903,179	$308,831,602	$4,769,803,509
See accompanying notes which are an integral part of the financial statements.
Annual Report	52

Statements of Operations
For the year ended July 31, 2026
	Fidelity MSCI Materials Index ETF	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Utilities Index ETF
Investment Income
Dividends	$ 7,981,232	$ 37,524,052	$ 61,491,479
Interest	29,617	132,389	200,792
Total income	8,010,849	37,656,441	61,692,271
Expenses
Management fees	426,086	1,054,621	1,880,305
Independent trustees' fees and expenses	1,090	2,688	4,869
Total expenses	427,176	1,057,309	1,885,174
Net investment income (loss)	7,583,673	36,599,132	59,807,097
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(3,720,738)	(18,295,879)	(11,115,430)
Net realized gain (loss) on In-kind redemptions	16,288,797	22,127,959	79,791,266
Net realized gain (loss) on futures contracts	90,378	91,393	211,030
Net realized gain (loss) on foreign currency transactions	—	—	—
Total net realized gain (loss)	12,658,437	3,923,473	68,886,866
Change in net unrealized appreciation (depreciation) on investment securities	44,724,056	142,574,779	(4,163,305)
Change in net unrealized appreciation (depreciation) on futures contracts	2,653	98,637	(285,469)
Total change in net unrealized appreciation (depreciation)	44,726,709	142,673,416	(4,448,774)
Net gain (loss)	57,385,146	146,596,889	64,438,092
Net increase (decrease) in net assets resulting from operations	$64,968,819	$183,196,021	$124,245,189
See accompanying notes which are an integral part of the financial statements.
53	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Communication Services Index ETF		Fidelity MSCI Consumer Discretionary Index ETF
	Year ended July 31, 2026	Year ended July 31, 2025	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,417,552	$14,468,742	$13,363,362	$14,838,504
Net realized gain (loss)	260,536,669	45,250,667	164,271,545	100,612,915
Change in net unrealized appreciation (depreciation)	(190,414,382)	294,299,822	(53,141,899)	124,961,008
Net increase (decrease) in net assets resulting from operations	87,539,839	354,019,231	124,493,008	240,412,427
Distributions to shareholders	(17,529,050)	(13,712,250)	(13,368,350)	(14,864,000)
Share transactions
Proceeds from sales of shares	491,004,870	286,631,005	132,013,506	216,205,428
Cost of shares redeemed	(524,002,209)	(103,413,989)	(383,623,003)	(286,259,668)
Net increase (decrease) in net assets resulting from share transactions	(32,997,339)	183,217,016	(251,609,497)	(70,054,240)
Total increase (decrease) in net assets	37,013,450	523,523,997	(140,484,839)	155,494,187
Net Assets
Beginning of year	1,693,294,062	1,169,770,065	1,821,943,732	1,666,449,545
End of year	$1,730,307,512	$1,693,294,062	$1,681,458,893	$1,821,943,732
Other Information
Shares
Sold	6,950,000	4,750,000	1,300,000	2,350,000
Redeemed	(7,300,000)	(1,850,000)	(3,750,000)	(3,300,000)
Net increase (decrease)	(350,000)	2,900,000	(2,450,000)	(950,000)

See accompanying notes which are an integral part of the financial statements.
Annual Report	54

Statements of Changes in Net Assets
	Fidelity MSCI Consumer Staples Index ETF		Fidelity MSCI Energy Index ETF
	Year ended July 31, 2026	Year ended July 31, 2025	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,279,906	$28,018,989	$43,983,932	$46,975,036
Net realized gain (loss)	25,723,221	18,085,279	218,808,529	218,819,412
Change in net unrealized appreciation (depreciation)	58,979,862	27,010,807	262,005,720	(342,224,028)
Net increase (decrease) in net assets resulting from operations	115,982,989	73,115,075	524,798,181	(76,429,580)
Distributions to shareholders	(30,839,800)	(27,772,200)	(43,948,800)	(47,081,900)
Share transactions
Proceeds from sales of shares	151,836,061	261,301,422	784,653,227	222,088,906
Cost of shares redeemed	(146,890,374)	(80,973,089)	(633,980,390)	(600,992,036)
Net increase (decrease) in net assets resulting from share transactions	4,945,687	180,328,333	150,672,837	(378,903,130)
Total increase (decrease) in net assets	90,088,876	225,671,208	631,522,218	(502,414,610)
Net Assets
Beginning of year	1,326,561,774	1,100,890,566	1,377,528,536	1,879,943,146
End of year	$1,416,650,650	$1,326,561,774	$2,009,050,754	$1,377,528,536
Other Information
Shares
Sold	2,900,000	5,150,000	26,300,000	9,250,000
Redeemed	(2,800,000)	(1,600,000)	(22,700,000)	(25,250,000)
Net increase (decrease)	100,000	3,550,000	3,600,000	(16,000,000)

See accompanying notes which are an integral part of the financial statements.
55	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Financials Index ETF		Fidelity MSCI Health Care Index ETF
	Year ended July 31, 2026	Year ended July 31, 2025	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,560,254	$33,159,274	$40,682,633	$39,444,327
Net realized gain (loss)	89,262,180	43,883,219	49,671,021	151,811,256
Change in net unrealized appreciation (depreciation)	103,902,503	306,083,691	596,549,525	(486,853,882)
Net increase (decrease) in net assets resulting from operations	231,724,937	383,126,184	686,903,179	(295,598,299)
Distributions to shareholders	(38,810,750)	(33,290,450)	(39,848,100)	(40,468,150)
Share transactions
Proceeds from sales of shares	107,575,197	343,539,496	455,685,084	70,968,942
Cost of shares redeemed	(217,172,272)	(111,036,322)	(153,278,536)	(442,611,969)
Net increase (decrease) in net assets resulting from share transactions	(109,597,075)	232,503,174	302,406,548	(371,643,027)
Total increase (decrease) in net assets	83,317,112	582,338,908	949,461,627	(707,709,476)
Net Assets
Beginning of year	2,291,965,955	1,709,627,047	2,347,006,718	3,054,716,194
End of year	$2,375,283,067	$2,291,965,955	$3,296,468,345	$2,347,006,718
Other Information
Shares
Sold	1,400,000	4,900,000	6,250,000	1,050,000
Redeemed	(2,950,000)	(1,600,000)	(2,150,000)	(6,450,000)
Net increase (decrease)	(1,550,000)	3,300,000	4,100,000	(5,400,000)

See accompanying notes which are an integral part of the financial statements.
Annual Report	56

Statements of Changes in Net Assets
	Fidelity MSCI Industrials Index ETF		Fidelity MSCI Information Technology Index ETF
	Year ended July 31, 2026	Year ended July 31, 2025	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,743,415	$15,690,800	$71,283,408	$65,042,691
Net realized gain (loss)	50,188,259	69,795,333	1,062,147,683	507,154,456
Change in net unrealized appreciation (depreciation)	239,899,928	127,350,471	3,636,372,418	2,031,738,033
Net increase (decrease) in net assets resulting from operations	308,831,602	212,836,604	4,769,803,509	2,603,935,180
Distributions to shareholders	(18,548,400)	(17,757,300)	(73,280,400)	(63,554,650)
Share transactions
Proceeds from sales of shares	657,679,830	223,810,129	1,740,941,658	1,334,937,612
Cost of shares redeemed	(117,133,069)	(179,127,644)	(1,340,326,607)	(591,764,667)
Net increase (decrease) in net assets resulting from share transactions	540,546,761	44,682,485	400,615,051	743,172,945
Total increase (decrease) in net assets	830,829,963	239,761,789	5,097,138,160	3,283,553,475
Net Assets
Beginning of year	1,481,987,603	1,242,225,814	14,754,721,779	11,471,168,304
End of year	$2,312,817,566	$1,481,987,603	$19,851,859,939	$14,754,721,779
Other Information
Shares
Sold	7,250,000	3,050,000	7,350,000	7,350,000
Redeemed	(1,400,000)	(2,600,000)	(5,700,000)	(3,450,000)
Net increase (decrease)	5,850,000	450,000	1,650,000	3,900,000

See accompanying notes which are an integral part of the financial statements.
57	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity MSCI Materials Index ETF		Fidelity MSCI Real Estate Index ETF
	Year ended July 31, 2026	Year ended July 31, 2025	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,583,673	$8,597,977	$36,599,132	$28,774,999
Net realized gain (loss)	12,658,437	20,485,097	3,923,473	(240,436)
Change in net unrealized appreciation (depreciation)	44,726,709	(50,937,818)	142,673,416	(3,774,290)
Net increase (decrease) in net assets resulting from operations	64,968,819	(21,854,744)	183,196,021	24,760,273
Distributions to shareholders	(7,529,850)	(8,645,500)	(43,320,550)	(36,075,950)
Share transactions
Proceeds from sales of shares	158,140,912	51,205,088	437,332,055	104,726,714
Cost of shares redeemed	(48,618,976)	(147,225,283)	(96,823,299)	(72,877,074)
Net increase (decrease) in net assets resulting from share transactions	109,521,936	(96,020,195)	340,508,756	31,849,640
Total increase (decrease) in net assets	166,960,905	(126,520,439)	480,384,227	20,533,963
Net Assets
Beginning of year	411,713,588	538,234,027	1,013,046,319	992,512,356
End of year	$578,674,493	$411,713,588	$1,493,430,546	$1,013,046,319
Other Information
Shares
Sold	2,750,000	1,000,000	15,700,000	3,800,000
Redeemed	(850,000)	(3,050,000)	(3,450,000)	(2,700,000)
Net increase (decrease)	1,900,000	(2,050,000)	12,250,000	1,100,000

See accompanying notes which are an integral part of the financial statements.
Annual Report	58

Statements of Changes in Net Assets
	Fidelity MSCI Utilities Index ETF
	Year ended July 31, 2026	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$59,807,097	$46,901,958
Net realized gain (loss)	68,886,866	11,352,817
Change in net unrealized appreciation (depreciation)	(4,448,774)	243,732,207
Net increase (decrease) in net assets resulting from operations	124,245,189	301,986,982
Distributions to shareholders	(59,221,700)	(46,999,650)
Share transactions
Proceeds from sales of shares	595,636,451	565,646,898
Cost of shares redeemed	(273,068,484)	(124,777,430)
Net increase (decrease) in net assets resulting from share transactions	322,567,967	440,869,468
Total increase (decrease) in net assets	387,591,456	695,856,800
Net Assets
Beginning of year	1,940,938,274	1,245,081,474
End of year	$2,328,529,730	$1,940,938,274
Other Information
Shares
Sold	10,300,000	11,200,000
Redeemed	(4,650,000)	(2,500,000)
Net increase (decrease)	5,650,000	8,700,000
See accompanying notes which are an integral part of the financial statements.
59	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Communication Services Index ETF
	Year ended July 31, 2026	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022
Selected Per-Share Data
Net asset value, beginning of period	$66.27	$51.65	$42.61	$36.92	$54.87
Income from Investment Operations
Net investment income (loss)A,B	0.70	0.61	0.47	0.33	0.45
Net realized and unrealized gain (loss)	2.39	14.59	8.99	5.67	(17.95)
Total from investment operations	3.09	15.20	9.46	6.00	(17.50)
Distributions from net investment income	(0.70)	(0.58)	(0.42)	(0.31)	(0.45)
Total distributions	(0.70)	(0.58)	(0.42)	(0.31)	(0.45)
Net asset value, end of period	$68.66	$66.27	$51.65	$42.61	$36.92
Total ReturnC	4.63%	29.61%	22.34%	16.44%	(32.06)%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.98%	1.05%	1.01%	.92%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$1,730,308	$1,693,294	$1,169,770	$798,855	$561,246
Portfolio turnover rateE,F	44%	13%	21%	18%	21%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	60

Financial Highlights
	Fidelity MSCI Consumer Discretionary Index ETF
	Year ended July 31, 2026	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022
Selected Per-Share Data
Net asset value, beginning of period	$95.89	$83.53	$75.80	$69.53	$81.37
Income from Investment Operations
Net investment income (loss)A,B	0.74	0.74	0.63	0.63	0.55
Net realized and unrealized gain (loss)	5.72	12.36	7.73	6.24	(11.81)
Total from investment operations	6.46	13.10	8.36	6.87	(11.26)
Distributions from net investment income	(0.75)	(0.74)	(0.63)	(0.60)	(0.58)
Total distributions	(0.75)	(0.74)	(0.63)	(0.60)	(0.58)
Net asset value, end of period	$101.60	$95.89	$83.53	$75.80	$69.53
Total ReturnC	6.74%	15.75%	11.10%	10.04%	(13.89)%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.73%	.81%	.82%	.96%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$1,681,459	$1,821,944	$1,666,450	$1,296,142	$1,175,016
Portfolio turnover rateE,F	18%	5%	8%	12%	8%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
61	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Consumer Staples Index ETF
	Year ended July 31, 2026	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022
Selected Per-Share Data
Net asset value, beginning of period	$50.44	$48.39	$46.42	$44.75	$43.30
Income from Investment Operations
Net investment income (loss)A,B	1.18	1.13	1.21C	1.05	1.01
Net realized and unrealized gain (loss)	3.20	2.04	1.98	1.66	1.45
Total from investment operations	4.38	3.17	3.19	2.71	2.46
Distributions from net investment income	(1.16)	(1.12)	(1.22)	(1.04)	(1.01)
Total distributions	(1.16)	(1.12)	(1.22)	(1.04)	(1.01)
Net asset value, end of period	$53.66	$50.44	$48.39	$46.42	$44.75
Total ReturnD	8.84%	6.58%	7.08%	6.20%	5.79%
Ratios to Average Net AssetsA,E
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.28%	2.23%	2.67%C	2.35%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$1,416,651	$1,326,562	$1,100,891	$1,239,319	$1,058,359
Portfolio turnover rateF,G	10%	13%	8%	9%	8%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.12%.
D	Based on net asset value.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
G	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	62

Financial Highlights
	Fidelity MSCI Energy Index ETF
	Year ended July 31, 2026	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022
Selected Per-Share Data
Net asset value, beginning of period	$24.08	$25.68	$24.00	$21.47	$13.47
Income from Investment Operations
Net investment income (loss)A,B	0.78	0.75	0.72	0.78	0.65
Net realized and unrealized gain (loss)	8.96	(1.57)	1.69	2.57	8.02
Total from investment operations	9.74	(0.82)	2.41	3.35	8.67
Distributions from net investment income	(0.78)	(0.78)	(0.73)	(0.82)	(0.67)
Total distributions	(0.78)	(0.78)	(0.73)	(0.82)	(0.67)
Net asset value, end of period	$33.04	$24.08	$25.68	$24.00	$21.47
Total ReturnC	41.15%	(3.19)%	10.25%	16.10%	65.70%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.74%	3.10%	2.94%	3.44%	3.59%
Supplemental Data
Net assets, end of period (000 omitted)	$2,009,051	$1,377,529	$1,879,943	$1,607,042	$1,487,577
Portfolio turnover rateE,F	7%	7%	11%	8%	8%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
63	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Financials Index ETF
	Year ended July 31, 2026	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022
Selected Per-Share Data
Net asset value, beginning of period	$74.29	$62.06	$49.86	$47.97	$52.19
Income from Investment Operations
Net investment income (loss)A,B	1.25	1.11	1.01	1.07	1.05
Net realized and unrealized gain (loss)	6.79	12.23	12.17	1.91	(4.19)
Total from investment operations	8.04	13.34	13.18	2.98	(3.14)
Distributions from net investment income	(1.26)	(1.11)	(0.98)	(1.09)	(1.08)
Total distributions	(1.26)	(1.11)	(0.98)	(1.09)	(1.08)
Net asset value, end of period	$81.07	$74.29	$62.06	$49.86	$47.97
Total ReturnC	10.98%	21.69%	26.73%	6.44%	(6.11)%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.66%	1.61%	1.89%	2.25%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$2,375,283	$2,291,966	$1,709,627	$1,431,064	$1,549,499
Portfolio turnover rateE,F	4%	4%	3%	28%	6%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	64

Financial Highlights
	Fidelity MSCI Health Care Index ETF
	Year ended July 31, 2026	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022
Selected Per-Share Data
Net asset value, beginning of period	$62.17	$70.79	$63.78	$63.02	$66.04
Income from Investment Operations
Net investment income (loss)A,B	1.04	0.99	0.94	0.88	0.81
Net realized and unrealized gain (loss)	16.58	(8.59)	6.99	0.76	(3.00)
Total from investment operations	17.62	(7.60)	7.93	1.64	(2.19)
Distributions from net investment income	(1.02)	(1.02)	(0.92)	(0.88)	(0.83)
Total distributions	(1.02)	(1.02)	(0.92)	(0.88)	(0.83)
Net asset value, end of period	$78.77	$62.17	$70.79	$63.78	$63.02
Total ReturnC	28.54%	(10.84)%	12.57%	2.65%	(3.32)%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.45%	1.45%	1.43%	1.42%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$3,296,468	$2,347,007	$3,054,716	$3,083,754	$2,968,359
Portfolio turnover rateE,F	4%	3%	5%	6%	4%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
65	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Industrials Index ETF
	Year ended July 31, 2026	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022
Selected Per-Share Data
Net asset value, beginning of period	$80.32	$69.01	$58.69	$50.02	$54.57
Income from Investment Operations
Net investment income (loss)A,B	0.92	0.90	0.87	0.79	0.68
Net realized and unrealized gain (loss)	14.84	11.44	10.32	8.67	(4.55)
Total from investment operations	15.76	12.34	11.19	9.46	(3.87)
Distributions from net investment income	(0.90)	(1.03)	(0.87)	(0.79)	(0.68)
Total distributions	(0.90)	(1.03)	(0.87)	(0.79)	(0.68)
Net asset value, end of period	$95.18	$80.32	$69.01	$58.69	$50.02
Total ReturnC	19.73%	18.07%	19.26%	19.17%	(7.10)%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.04%	1.24%	1.41%	1.53%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$2,312,818	$1,481,988	$1,242,226	$801,106	$705,295
Portfolio turnover rateE,F	4%	3%	4%	11%	7%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	66

Financial Highlights
	Fidelity MSCI Information Technology Index ETF
	Year ended July 31, 2026	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022
Selected Per-Share Data
Net asset value, beginning of period	$205.35	$168.82	$134.38	$109.42	$121.70
Income from Investment Operations
Net investment income (loss)A,B	0.98	0.92	0.94	0.91	0.84
Net realized and unrealized gain (loss)	64.76	36.51	34.62	24.95	(12.24)
Total from investment operations	65.74	37.43	35.56	25.86	(11.40)
Distributions from net investment income	(1.00)	(0.90)	(1.12)	(0.90)	(0.88)
Total distributions	(1.00)	(0.90)	(1.12)	(0.90)	(0.88)
Net asset value, end of period	$270.09	$205.35	$168.82	$134.38	$109.42
Total ReturnC	32.08%	22.26%	26.59%	23.86%	(9.41)%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.42%	.52%	.64%	.84%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$19,851,860	$14,754,722	$11,471,168	$7,512,015	$5,739,064
Portfolio turnover rateE,F	9%	9%	10%	14%	5%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
67	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Materials Index ETF
	Year ended July 31, 2026	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022
Selected Per-Share Data
Net asset value, beginning of period	$49.90	$52.26	$48.41	$43.88	$46.91
Income from Investment Operations
Net investment income (loss)A,B	0.84	0.87	0.83	0.82	0.83
Net realized and unrealized gain (loss)	7.11	(2.37)	3.84	4.53	(3.01)
Total from investment operations	7.95	(1.50)	4.67	5.35	(2.18)
Distributions from net investment income	(0.84)	(0.86)	(0.82)	(0.82)	(0.85)
Total distributions	(0.84)	(0.86)	(0.82)	(0.82)	(0.85)
Net asset value, end of period	$57.01	$49.90	$52.26	$48.41	$43.88
Total ReturnC	16.00%	(2.83)%	9.77%	12.41%	(4.68)%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.49%	1.72%	1.72%	1.85%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$578,674	$411,714	$538,234	$484,102	$449,817
Portfolio turnover rateE,F	10%	6%	9%	4%	4%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Annual Report	68

Financial Highlights
	Fidelity MSCI Real Estate Index ETF
	Year ended July 31, 2026	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022
Selected Per-Share Data
Net asset value, beginning of period	$27.05	$27.30	$25.61	$29.52	$31.75
Income from Investment Operations
Net investment income (loss)A,B	0.82	0.77	0.70	0.68	0.68
Net realized and unrealized gain (loss)	3.15	(0.05)	1.92	(3.63)	(2.01)
Total from investment operations	3.97	0.72	2.62	(2.95)	(1.33)
Distributions from net investment income	(0.97)	(0.97)	(0.93)	(0.96)	(0.90)
Total distributions	(0.97)	(0.97)	(0.93)	(0.96)	(0.90)
Net asset value, end of period	$30.05	$27.05	$27.30	$25.61	$29.52
Total ReturnC	15.04%	2.61%	10.59%	(9.85)%	(4.25)%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.91%	2.78%	2.82%	2.66%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$1,493,431	$1,013,046	$992,512	$1,029,539	$1,772,587
Portfolio turnover rateE,F	8%	7%	6%	9%	11%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
F	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
69	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity MSCI Utilities Index ETF
	Year ended July 31, 2026	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2022
Selected Per-Share Data
Net asset value, beginning of period	$55.22	$47.07	$43.27	$47.72	$42.63
Income from Investment Operations
Net investment income (loss)A,B	1.53	1.44	1.34	1.29	1.19
Net realized and unrealized gain (loss)	1.83	8.17	3.87	(4.42)	5.11
Total from investment operations	3.36	9.61	5.21	(3.13)	6.30
Distributions from net investment income	(1.51)	(1.46)	(1.41)	(1.32)	(1.21)
Total distributions	(1.51)	(1.46)	(1.41)	(1.32)	(1.21)
Net asset value, end of period	$57.07	$55.22	$47.07	$43.27	$47.72
Total ReturnC	6.17%	20.72%	12.51%	(6.63)%	15.10%
Ratios to Average Net AssetsA,D
Expenses before reductions	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.67%	2.83%	3.25%	2.89%	2.66%
Supplemental Data
Net assets, end of period (000 omitted)	$2,328,530	$1,940,938	$1,245,081	$1,901,696	$2,195,072
Portfolio turnover rateE,F	4%	4%	3%	4%	3%

A	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
E	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
F	Portfolio turnover rate excludes securities received or delivered in-kind.
See accompanying notes which are an integral part of the financial statements.
Annual Report	70

Notes to Financial Statements
For the period ended July 31, 2026
1. Organization.
Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF and Fidelity MSCI Utilities Index ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Each Fund, with the exception of Fidelity MSCI Industrials Index ETF and Fidelity MSCI Real Estate Index ETF, are non-diversified funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund’s portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund’s investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund’s financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund’s Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund’s investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund’s fair valuation practices and maintains the fair valuation policies and procedures. Each Fund’s investment adviser reports to the Board information regarding the fair valuation process and related material matters.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2026 is included at the end of each Fund’s Schedule of Investments.
71	Annual Report

Notes to Financial Statements  – continued
2. Significant Accounting Policies – continued

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund’s expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2026, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to certain deemed distributions, futures transactions, passive foreign investment companies (PFIC), redemptions in kind, capital loss carryforwards and losses deferred due to wash sales.
Annual Report	72

2. Significant Accounting Policies – continued

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity MSCI Communication Services Index ETF	$1,506,483,143	$342,789,168	$(120,683,777)	$222,105,391
Fidelity MSCI Consumer Discretionary Index ETF	1,416,583,465	379,228,937	(110,552,422)	268,676,515
Fidelity MSCI Consumer Staples Index ETF	1,220,120,436	301,594,812	(107,170,411)	194,424,401
Fidelity MSCI Energy Index ETF	1,614,098,399	413,420,844	(19,547,339)	393,873,505
Fidelity MSCI Financials Index ETF	1,554,166,477	854,125,165	(34,126,241)	819,998,924
Fidelity MSCI Health Care Index ETF	2,497,988,297	980,621,052	(186,688,210)	793,932,842
Fidelity MSCI Industrials Index ETF	1,685,705,928	686,373,766	(58,802,834)	627,570,932
Fidelity MSCI Information Technology Index ETF	9,470,456,103	10,715,763,212	(316,339,650)	10,399,423,562
Fidelity MSCI Materials Index ETF	540,515,726	91,960,855	(53,728,160)	38,232,695
Fidelity MSCI Real Estate Index ETF	1,447,201,943	216,958,737	(171,540,036)	45,418,701
Fidelity MSCI Utilities Index ETF	2,098,523,435	269,042,454	(39,887,438)	229,155,016
The tax-based components of distributable earnings as of period end were as follows for each Fund:
	Undistributed ordinary income	Undistributed capital gains	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity MSCI Communication Services Index ETF	$2,820,203	$—	$(55,726,272)	$222,105,391
Fidelity MSCI Consumer Discretionary Index ETF	344,979	—	(79,601,776)	268,676,515
Fidelity MSCI Consumer Staples Index ETF	2,259,855	—	(56,192,130)	194,424,401
Fidelity MSCI Energy Index ETF	35,132	—	(147,180,153)	393,873,505
Fidelity MSCI Financials Index ETF	1,181,989	—	(137,655,880)	819,998,924
Fidelity MSCI Health Care Index ETF	8,165,172	—	(112,359,612)	793,932,842
Fidelity MSCI Industrials Index ETF	314,294	—	(39,972,005)	627,570,932
Fidelity MSCI Information Technology Index ETF	3,740,945	—	—	10,399,423,562
Fidelity MSCI Materials Index ETF	292,954	—	(25,907,608)	38,232,695
Fidelity MSCI Real Estate Index ETF	—	—	(84,366,021)	45,418,701
Fidelity MSCI Utilities Index ETF	585,397	—	(48,495,949)	229,155,016
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.
	Short-term	Long-term	Total capital loss carryforward
Fidelity MSCI Communication Services Index ETF	$—	$(55,726,272)	$(55,726,272)
Fidelity MSCI Consumer Discretionary Index ETF	(5,934,191)	(73,667,585)	(79,601,776)
Fidelity MSCI Consumer Staples Index ETF	(2,886,661)	(53,305,469)	(56,192,130)
Fidelity MSCI Energy Index ETF	(16,129,930)	(131,050,223)	(147,180,153)
Fidelity MSCI Financials Index ETF	(20,615,091)	(117,040,789)	(137,655,880)
Fidelity MSCI Health Care Index ETF	(7,759,161)	(104,600,451)	(112,359,612)
Fidelity MSCI Industrials Index ETF	(9,850,846)	(30,121,159)	(39,972,005)
Fidelity MSCI Information Technology Index ETF	—	—	—
Fidelity MSCI Materials Index ETF	(5,827,454)	(20,080,154)	(25,907,608)
Fidelity MSCI Real Estate Index ETF	(27,399,667)	(56,966,354)	(84,366,021)
Fidelity MSCI Utilities Index ETF	(16,643,771)	(31,852,178)	(48,495,949)
The tax character of distributions paid was as follows:
July 31, 2026
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity MSCI Communication Services Index ETF	$17,529,050	$—	$—	$17,529,050
73	Annual Report

Notes to Financial Statements  – continued
2. Significant Accounting Policies – continued

July 31, 2026
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity MSCI Consumer Discretionary Index ETF	$13,368,350	$—	$—	$13,368,350
Fidelity MSCI Consumer Staples Index ETF	30,839,800	—	—	30,839,800
Fidelity MSCI Energy Index ETF	43,948,800	—	—	43,948,800
Fidelity MSCI Financials Index ETF	38,810,750	—	—	38,810,750
Fidelity MSCI Health Care Index ETF	39,848,100	—	—	39,848,100
Fidelity MSCI Industrials Index ETF	18,548,400	—	—	18,548,400
Fidelity MSCI Information Technology Index ETF	73,280,400	—	—	73,280,400
Fidelity MSCI Materials Index ETF	7,529,850	—	—	7,529,850
Fidelity MSCI Real Estate Index ETF	43,320,550	—	—	43,320,550
Fidelity MSCI Utilities Index ETF	59,221,700	—	—	59,221,700

July 31, 2025
Fidelity MSCI Communication Services Index ETF	$13,712,250	$—	$—	$13,712,250
Fidelity MSCI Consumer Discretionary Index ETF	14,864,000	—	—	14,864,000
Fidelity MSCI Consumer Staples Index ETF	27,772,200	—	—	27,772,200
Fidelity MSCI Energy Index ETF	47,081,900	—	—	47,081,900
Fidelity MSCI Financials Index ETF	33,290,450	—	—	33,290,450
Fidelity MSCI Health Care Index ETF	40,468,150	—	—	40,468,150
Fidelity MSCI Industrials Index ETF	17,757,300	—	—	17,757,300
Fidelity MSCI Information Technology Index ETF	63,554,650	—	—	63,554,650
Fidelity MSCI Materials Index ETF	8,645,500	—	—	8,645,500
Fidelity MSCI Real Estate Index ETF	36,075,950	—	—	36,075,950
Fidelity MSCI Utilities Index ETF	46,999,650	—	—	46,999,650
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund’s investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.
Derivatives were used to increase or decrease exposure to the following risk(s):
Equity Risk        Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.
Annual Report	74

3. Derivative Instruments – continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.
Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity MSCI Communication Services Index ETF	779,731,621	774,005,466
Fidelity MSCI Consumer Discretionary Index ETF	335,994,244	332,454,087
Fidelity MSCI Consumer Staples Index ETF	143,123,966	143,643,507
Fidelity MSCI Energy Index ETF	112,511,183	108,718,267
Fidelity MSCI Financials Index ETF	94,898,443	96,382,154
Fidelity MSCI Health Care Index ETF	132,208,246	122,703,002
Fidelity MSCI Industrials Index ETF	77,630,347	72,382,761
Fidelity MSCI Information Technology Index ETF	1,630,127,550	1,590,565,930
Fidelity MSCI Materials Index ETF	50,717,811	50,040,930
Fidelity MSCI Real Estate Index ETF	102,864,437	99,923,700
Fidelity MSCI Utilities Index ETF	81,042,393	79,842,296
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity MSCI Communication Services Index ETF	489,878,283	531,066,860
Fidelity MSCI Consumer Discretionary Index ETF	130,864,940	380,686,172
Fidelity MSCI Consumer Staples Index ETF	151,317,721	146,437,868
Fidelity MSCI Energy Index ETF	781,351,947	631,359,982
Fidelity MSCI Financials Index ETF	105,193,767	210,818,831
Fidelity MSCI Health Care Index ETF	454,443,959	152,399,072
Fidelity MSCI Industrials Index ETF	655,846,899	116,942,856
Fidelity MSCI Information Technology Index ETF	1,736,741,744	1,336,979,607
Fidelity MSCI Materials Index ETF	157,631,823	48,462,028
Fidelity MSCI Real Estate Index ETF	433,810,226	96,102,865
Fidelity MSCI Utilities Index ETF	593,371,248	272,097,189
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.
75	Annual Report

Notes to Financial Statements  – continued
5. Fees and Other Transactions with Affiliates – continued

Fee Rate
Fidelity MSCI Communication Services Index ETF	.084%
Fidelity MSCI Consumer Discretionary Index ETF	.084%
Fidelity MSCI Consumer Staples Index ETF	.084%
Fidelity MSCI Energy Index ETF	.084%
Fidelity MSCI Financials Index ETF	.084%
Fidelity MSCI Health Care Index ETF	.084%
Fidelity MSCI Industrials Index ETF	.084%
Fidelity MSCI Information Technology Index ETF	.084%
Fidelity MSCI Materials Index ETF	.084%
Fidelity MSCI Real Estate Index ETF	.084%
Fidelity MSCI Utilities Index ETF	.084%
Sub-Adviser. BlackRock Fund Advisors (BFA), serves as sub-adviser for the Funds. BFA provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.
Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 115% of the daily mark-to-market value of the deposit securities not yet received.
7. Other.
A fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund’s investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund’s level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund’s performance.
Annual Report	76

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and the Shareholders of Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, and Fidelity MSCI Utilities Index ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, and Fidelity MSCI Utilities Index ETF (the "Funds"), each a fund of Fidelity Covington Trust, including the schedules of investments, as of July 31, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 15, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
77	Annual Report

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividend-received deduction for corporate shareholders:
	September 2025	December 2025	March 2026	June 2026
Fidelity MSCI Communication Services Index ETF	100%	100%	100%	100%
Fidelity MSCI Consumer Discretionary Index ETF	100%	100%	100%	100%
Fidelity MSCI Consumer Staples Index ETF	100%	100%	100%	100%
Fidelity MSCI Energy Index ETF	97%	97%	100%	100%
Fidelity MSCI Financials Index ETF	96%	96%	100%	100%
Fidelity MSCI Health Care Index ETF	94%	94%	100%	100%
Fidelity MSCI Industrials Index ETF	100%	100%	100%	100%
Fidelity MSCI Information Technology Index ETF	100%	100%	100%	100%
Fidelity MSCI Materials Index ETF	64%	64%	79%	79%
Fidelity MSCI Real Estate Index ETF	0%	0%	0%	0%
Fidelity MSCI Utilities Index ETF	100%	100%	100%	100%
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.
	September 2025	December 2025	March 2026	June 2026
Fidelity MSCI Communication Services Index ETF	100%	100%	100%	100%
Fidelity MSCI Consumer Discretionary Index ETF	100%	100%	100%	100%
Fidelity MSCI Consumer Staples Index ETF	100%	100%	100%	100%
Fidelity MSCI Energy Index ETF	100%	100%	100%	100%
Fidelity MSCI Financials Index ETF	100%	100%	100%	100%
Fidelity MSCI Health Care Index ETF	98.20%	98.20%	100%	100%
Fidelity MSCI Industrials Index ETF	100%	100%	100%	100%
Fidelity MSCI Information Technology Index ETF	100%	100%	100%	100%
Fidelity MSCI Materials Index ETF	100%	100%	100%	100%
Fidelity MSCI Real Estate Index ETF	0.29%	0.29%	0.29%	0.29%
Fidelity MSCI Utilities Index ETF	100%	100%	100%	100%
A percentage of the dividends distributed during the fiscal year 2025 for the following funds qualify as a section 199A dividend:
	September 2025	December 2025	March 2026	June 2026
Fidelity MSCI Financials Index ETF	0.35%	0.35%	0.00%	0.00%
Fidelity MSCI Real Estate Index ETF	70.09%	70.09%	56.40%	56.40%
The funds will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Annual Report	78

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
79	Annual Report

Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Annual Report	80

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
81	Annual Report

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity MSCI Communication Services Index ETF
Fidelity MSCI Consumer Discretionary Index ETF
Fidelity MSCI Consumer Staples Index ETF
Fidelity MSCI Energy Index ETF
Fidelity MSCI Financials Index ETF
Fidelity MSCI Health Care Index ETF
Fidelity MSCI Industrials Index ETF
Fidelity MSCI Information Technology Index ETF
Fidelity MSCI Materials Index ETF
Fidelity MSCI Real Estate Index ETF
Fidelity MSCI Utilities Index ETF
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory and ETF services agreement for each fund (Sub-Advisory Agreement) with BlackRock Fund Advisors (BFA) (together, the Advisory Contracts). FMR and BFA are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund’s Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2026 meeting, the Board of Trustees voted to continue each fund’s Advisory Contracts, without modification, for two months from June 1, 2026 through July 31, 2026. The Board considered that the approval of each fund’s Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund’s assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund’s Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund’s Advisory Contracts, FMR had provided additional information on the funds in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that each fund’s Advisory Contracts are fair and reasonable, and that the fund’s Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board would consider the annual renewal for a full one year period in July 2026.
At its July 2026 meeting, the Board unanimously determined to renew each fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund’s management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) and BFA from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR’s competitors and that each fund’s shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board’s decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Also at its July 2026 meeting, the Board approved an amended and restated sub-advisory agreement with BFA to remove references to BFA covering certain third-party service fees for the funds and shift certain non-investment management services from BFA to Fidelity. The Board considered that the amended and restated sub-advisory agreement did not result in changes to any investment management services provided by BFA or the fees paid by the funds under the Advisory Contracts.
Annual Report	82

The Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable, in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers’ implementation of the funds’ investment program. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups and with representatives of BFA. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity’s role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by BFA with respect to the funds and monitoring and overseeing the performance and investment capabilities of BFA. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of BFA.
The Board also considered the nature, extent and quality of services provided by BFA. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, BFA is responsible for, among other things, identifying investments, arranging for execution of portfolio transactions to implement each fund’s investment strategy, and performing certain ETF-related services. In addition, the Trustees noted that BFA is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and its applicable Committees reviewed the general qualifications and capabilities of Fidelity’s and BFA’s investment staffs, such as size, education, experience, and resources, as well as Fidelity’s and BFA’s approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity’s and BFA’s investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity’s and BFA’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR’s affiliates under a separate agreement covering pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity’s supervision of third party service providers, principally State Street Bank and Trust Company, each fund’s transfer agent and custodian; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund’s compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered each fund’s securities lending activities and any payments made to Fidelity relating to securities lending, under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via Fidelity’s mobile app and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considered each fund’s tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The Board also considered information on each fund’s bid-ask spread and premium/discount.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund’s performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund’s benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund’s benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
83	Annual Report

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract  – continued
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund’s management fee and total expense ratio, the Board considered each fund’s all-inclusive fee rate and also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under each fund’s all-inclusive arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as “total peer groups”) that were compiled by Fidelity using portfolio attributes from Morningstar and combining similar Morningstar Categories that have comparable investment mandates and Morningstar distribution attributes. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or waivers) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are generally similar in size to each fund (referred to as the “asset-sized peer group”); (iii) total expense comparisons of each fund relative to funds and classes in the total peer group; and (iv) total expense comparisons of each fund relative to funds and classes in the asset-sized peer group. The total peer group and asset-sized peer group total expense comparisons include fund-paid 12b-1 fees, reimbursements, waivers, and acquired fund fees and expenses, and exclude performance adjustments.
The information provided to the Board indicated that each fund’s management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025. Further, the information provided to the Board indicated that each fund’s total expense ratio ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and BFA other than the funds, such as other funds advised or subadvised by Fidelity or BFA, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee’s review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund’s management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund’s total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of the funds and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board’s assessment of Fidelity’s profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity’s fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity’s non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity’s fund business (i.e., fall-out benefits) as well as cases where Fidelity’s affiliates may benefit from the funds’ business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board’s consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of BFA’s relationship with each fund and BFA’s representation that it did not realize any fall-out benefits as a result of its relationship with each fund.
Annual Report	84

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also considered that shareholders benefit from pricing funds at scale from inception. The Board recognized that, due to each fund’s current contractual arrangements, its expense ratio will not decline if the fund’s operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board’s consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, including the underperformance of certain funds and strategies, Fidelity's portfolio manager oversight and quarterly fund review processes, and Fidelity's long-term strategies for certain funds; (ii) fund rationalization and merger activity; (iii) the operation of performance fees, the rationale for implementing performance fees on certain categories of funds but not others, and certain additional performance fee data; (iv) Fidelity's pricing philosophy compared to competitors; (v) fund profitability methodology and data; (vi) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, including the treatment of acquired fund fees and expenses in total expense comparisons and peer group methodology changes; (vii) the management fee and expense structures for different funds and classes, including the variable unified fee structure and recent ETF management fee reductions; (viii) revenue and expense components at the fund and discipline level in connection with the profitability methodology; (ix) information regarding other accounts managed by Fidelity; (x) information about the funds' sub-advisory arrangements, including fee structure variances between sub-advisers, sub-adviser profitability data and sub-adviser code of ethics matters; and (xi) oversight of Fidelity’s use of artificial intelligence (AI), including governance frameworks, risk controls, and AI-related risk mitigation.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund’s Advisory Contracts should be renewed through July 31, 2027.
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87	Annual Report

EXT-ANN-0926
1.9584796.112

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation

(a) Not applicable.

(b) Not applicable.

Item 19.	Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

By:	/s/ Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2026